                                       [LOGO]

                                   COLUMBIA FUNDS




                              1998 SEMI-ANNUAL REPORT



                            Columbia Common Stock Fund
                   ============================================
                               Columbia Growth Fund
                   ============================================
                         Columbia International Stock Fund
                   ============================================
                               Columbia Special Fund
                   ============================================
                              Columbia Small Cap Fund
                   ============================================
                          Columbia Real Estate Equity Fund
                   ============================================
                              Columbia Balanced Fund
                   ============================================
                           Columbia Daily Income Company
                   ============================================
                      Columbia U.S. Government Securities Fund
                   ============================================
                        Columbia Fixed Income Securities Fund
                   ============================================
                            Columbia Municipal Bond Fund
                   ============================================
                              Columbia High Yield Fund

DEAR COLUMBIA INVESTOR,

We are pleased to present the 1998 Columbia Funds Semi-Annual Shareholder Report. Included inside are updates to Fund performance and portfolio holdings, along with summaries of investment activity in the first half of the year. Preceding the Fund updates is an overview of the economy and financial markets, which you may find useful when evaluating your investments.

In these times of volatile stock performance, our commitment to careful, quality investment management remains a priority. We continue to seek opportunities for above-average returns while managing risk. This report is just one of many ways in which we attempt to communicate with our shareholders, and we encourage you to use this information to learn more about how your money is managed at Columbia. If you have questions, please call one of our Investor Services Representatives at 1-800-547-1707 or (503) 222-3600 in Portland. E-mail inquiries may also be sent to ASKCOLUMBIA@COLUMBIAFUNDS.COM.

As always, we appreciate the trust you have placed in Columbia Funds and look forward to helping you achieve your investment goals in the months and years to come.

Sincerely,

    [SIGNATURE]                         [SIGNATURE]
John A. Kemp                            Thomas L. Thomsen
CHAIRMAN AND CHIEF EXECUTIVE OFFICER    PRESIDENT AND CHIEF INVESTMENT OFFICER
COLUMBIA FUNDS MANAGEMENT COMPANY       COLUMBIA FUNDS MANAGEMENT COMPANY

       FRONT COVER FEATURES A PHOTOGRAPH OF THE 80-YEAR-OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE. THE PHOTO WAS TAKEN IN OREGON, LOOKING ACROSS TO WASHINGTON STATE.

                               TABLE OF CONTENTS
       -----------------------------------------------------------------

                       SEMI-ANNUAL REPORT, JUNE 30, 1998

AN OVERVIEW OF THE MARKETS.....................................................1
COLUMBIA COMMON STOCK FUND
  Investment Review............................................................3
  Financial Highlights........................................................15
  Schedule of Investments.....................................................27
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA GROWTH FUND
  Investment Review............................................................4
  Financial Highlights........................................................16
  Schedule of Investments.....................................................29
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA INTERNATIONAL STOCK FUND
  Investment Review............................................................5
  Financial Highlights........................................................17
  Schedule of Investments.....................................................31
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................72
COLUMBIA SPECIAL FUND
  Investment Review............................................................6
  Financial Highlights........................................................18
  Schedule of Investments.....................................................35
  Statement of Assets and Liabilities.........................................66
  Statement of Operations.....................................................69
  Statements of Changes in Net Assets.........................................73
COLUMBIA SMALL CAP FUND
  Investment Review............................................................7
  Financial Highlights........................................................19
  Schedule of Investments.....................................................37
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................73
COLUMBIA REAL ESTATE EQUITY FUND
  Investment Review............................................................8
  Financial Highlights........................................................20
  Schedule of Investments.....................................................39
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................73
COLUMBIA BALANCED FUND
  Investment Review............................................................9
  Financial Highlights........................................................21
  Schedule of Investments.....................................................41
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................74
COLUMBIA DAILY INCOME COMPANY
  Investment Review...........................................................10
  Financial Highlights........................................................22
  Schedule of Investments.....................................................47
  Statement of Assets and Liabilities.........................................67
  Statement of Operations.....................................................70
  Statements of Changes in Net Assets.........................................74
COLUMBIA U.S. GOVERNMENT SECURITIES FUND
  Investment Review...........................................................11
  Financial Highlights........................................................23
  Schedule of Investments.....................................................50
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................74
COLUMBIA FIXED INCOME SECURITIES FUND
  Investment Review...........................................................12
  Financial Highlights........................................................24
  Schedule of Investments.....................................................51
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
COLUMBIA MUNICIPAL BOND FUND
  Investment Review...........................................................13
  Financial Highlights........................................................25
  Schedule of Investments.....................................................55
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
COLUMBIA HIGH YIELD FUND
  Investment Review...........................................................14
  Financial Highlights........................................................26
  Schedule of Investments.....................................................63
  Statement of Assets and Liabilities.........................................68
  Statement of Operations.....................................................71
  Statements of Changes in Net Assets.........................................75
NOTES TO FINANCIAL STATEMENTS.................................................76

                                 COLUMBIA FUNDS
                                 P.O. BOX 1350
                            PORTLAND, OR 97207-1350
                                    222-3606
                                 1-800-547-1707
                             WWW.COLUMBIAFUNDS.COM

                           AN OVERVIEW OF THE MARKETS
       -----------------------------------------------------------------

A LOOK AT THE FIRST HALF

While propelled to new highs during the first half of the year, the stock market exhibited considerable volatility in the second quarter, amid renewed concerns about the deepening financial crisis in Asia and expectations for slower corporate profit growth. In spite of these worries, the S&P 500 rose 17.71% for the six months ended June 30, 1998. Although the S&P 500 continued to advance, the breadth of the market deteriorated significantly late in the half, with large retail, health care, technology, and finance stocks posting the strongest returns, while REITs, basic material, energy, transportation and utility names, as well as smaller cap companies, lagged.

Optimism from early in the year was tempered in the second quarter as evidence began to mount that problems overseas could have a substantial negative impact on the U.S. economy. By mid-June, the Japanese yen had weakened appreciably. Fearing that the sliding yen would trigger devaluations in other Asian currencies, the U.S. and Japanese governments joined forces to intervene in the currency markets, stabilizing the yen for now. Despite moves by the Japanese government to reform the financial system, there is unlikely to be a quick fix for the economic downturn in Japan, and this may hinder a recovery in other Asian countries.

Europe seems to be a bright spot internationally. Many European companies have restructured their business operations, cutting costs and increasing profits. The financial crisis in Russia has little impact on U.S. trade and capital flows, but much more on European countries. World economic growth is slowing, which has strong implications for U.S. markets because corporate earnings have become increasingly dependent on revenues derived from overseas markets. The financial crisis in Asia has caused a sharp worsening in the trade balance. This, together with high inventories and a strong dollar, signals potential earnings trouble for some business sectors. These concerns have contributed to a lowering of corporate earnings estimates for the second quarter and are expected to lead to lower estimates for the remainder of 1998 and 1999.

                        INTERNATIONAL MARKET PERFORMANCE
                               JANUARY-JUNE 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

France                   40.2%
Germany                  38.8%
United Kingdom           13.6%
Italy                    35.5%
Japan                     3.7%
Brazil                   -5.1%
Mexico                  -18.1%
Hong Kong               -20.3%
Thailand                -28.3%
S&P 500                  17.7%
Source - Bloomberg

POSITIVE FACTORS STILL INTACT

Nevertheless, many positive fundamentals remain in place. Although inflationary pressures in the service sector have risen somewhat and the Consumer Price Index has moved modestly higher, inflation remains quite low. The Fed is watching economic indicators closely, but absent any significant change in economic activity, is widely expected to keep short-term interest rates around current levels. Long-term rates are near 27-year lows. While corporate earnings growth is expected to slow, it should remain modestly positive for the year. Apart from the near-term uncertainty, the crisis in Southeast Asia is having some stimulative effects in the U.S., with low commodity prices and cheaper imports contributing to lower inflation. Additionally, foreign investments in the U.S. financial markets have increased as investors seek a safe haven.

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

                    CONSUMER PRICE INDEX OVER LAST 30 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Dec-68                    4.71
Jan-69                    4.69
Feb-69                    4.68
Mar-69                    5.25
Apr-69                    5.52
May-69                    5.51
Jun-69                    5.48
Jul-69                    5.44
Aug-69                    5.43
Sep-69                     5.7
Oct-69                    5.67
Nov-69                    5.93
Dec-69                     5.9
Jan-70                    6.16
Feb-70                    6.42
Mar-70                    6.09
Apr-70                    6.06
May-70                    6.04
Jun-70                    6.01
Jul-70                    5.71
Aug-70                    5.69
Sep-70                    5.66
Oct-70                    5.63
Nov-70                     5.6
Dec-70                    5.57
Jan-71                    5.28
Feb-71                    4.72
Mar-71                    4.44
Apr-71                    4.16
May-71                     4.4
Jun-71                    4.38
Jul-71                    4.37
Aug-71                    4.36
Sep-71                    4.08
Oct-71                    3.81
Nov-71                    3.54
Dec-71                    3.27
Jan-72                    3.26
Feb-72                    3.76
Mar-72                    3.76
Apr-72                     3.5
May-72                    3.49
Jun-72                    3.23
Jul-72                    2.96
Aug-72                    2.96
Sep-72                    2.95
Oct-72                    3.19
Nov-72                    3.18
Dec-72                    3.41
Jan-73                    3.64
Feb-73                    3.86
Mar-73                    4.83
Apr-73                     5.3
May-73                    5.53
Jun-73                       6
Jul-73                    5.74
Aug-73                     7.4
Sep-73                    7.36
Oct-73                    8.06
Nov-73                    8.25
Dec-73                    8.94
Jan-74                     9.6
Feb-74                      10
Mar-74                   10.14
Apr-74                   10.07
May-74                   10.71
Jun-74                   10.86
Jul-74                   11.54
Aug-74                   10.89
Sep-74                   11.95
Oct-74                   11.84
Nov-74                    12.2
Dec-74                    12.1
Jan-75                   11.75
Feb-75                   11.21
Mar-75                   10.46
Apr-75                   10.19
May-75                    9.26
Jun-75                    9.18
Jul-75                    9.53
Aug-75                    8.62
Sep-75                    7.91
Oct-75                    7.65
Nov-75                    7.38
Dec-75                    7.13
Jan-76                    6.69
Feb-76                    6.27
Mar-76                    6.06
Apr-76                    5.85
May-76                    6.21
Jun-76                    5.98
Jul-76                    5.56
Aug-76                    5.72
Sep-76                    5.49
Oct-76                    5.46
Nov-76                    5.06
Dec-76                    5.04
Jan-77                     5.2
Feb-77                    6.08
Mar-77                    6.43
Apr-77                    6.95
May-77                    6.74
Jun-77                     6.7
Jul-77                    6.67
Aug-77                    6.63
Sep-77                    6.42
Oct-77                    6.39
Nov-77                    6.71
Dec-77                    6.68
Jan-78                    6.81
Feb-78                    6.24
Mar-78                    6.38
Apr-78                     6.5
May-78                    7.14
Jun-78                    7.44
Jul-78                    7.73
Aug-78                    7.86
Sep-78                    8.48
Oct-78                    8.93
Nov-78                    8.87
Dec-78                    8.99
Jan-79                    9.25
Feb-79                    9.84
Mar-79                   10.25
Apr-79                   10.49
May-79                    10.7
Jun-79                   11.08
Jul-79                   11.45
Aug-79                   11.84
Sep-79                   11.88
Oct-79                   12.07
Nov-79                   12.59
Dec-79                   13.25
Jan-80                   13.87
Feb-80                   14.16
Mar-80                   14.59
Apr-80                   14.59
May-80                   14.43
Jun-80                   14.27
Jul-80                   13.15
Aug-80                   12.89
Sep-80                   12.77
Oct-80                   12.63
Nov-80                   12.63
Dec-80                   12.35
Jan-81                   11.79
Feb-81                   11.39
Mar-81                   10.61
Apr-81                   10.14
May-81                    9.79
Jun-81                     9.7
Jul-81                   10.77
Aug-81                   10.82
Sep-81                   10.97
Oct-81                   10.27
Nov-81                    9.58
Dec-81                    8.91
Jan-82                    8.26
Feb-82                    7.61
Mar-82                    6.88
Apr-82                    6.62
May-82                    6.91
Jun-82                    7.18
Jul-82                    6.56
Aug-82                    5.97
Sep-82                    4.94
Oct-82                    5.03
Nov-82                    4.48
Dec-82                    3.83
Jan-83                    3.71
Feb-83                    3.48
Mar-83                    3.59
Apr-83                       4
May-83                    3.44
Jun-83                    2.47
Jul-83                    2.36
Aug-83                    2.46
Sep-83                    2.76
Oct-83                    2.75
Nov-83                    3.16
Dec-83                    3.79
Jan-84                    4.29
Feb-84                    4.69
Mar-84                    4.89
Apr-84                    4.55
May-84                    4.33
Jun-84                    4.33
Jul-84                    4.31
Aug-84                     4.3
Sep-84                    4.28
Oct-84                    4.27
Nov-84                    4.15
Dec-84                    4.04
Jan-85                    3.53
Feb-85                    3.51
Mar-85                    3.69
Apr-85                    3.68
May-85                    3.67
Jun-85                    3.76
Jul-85                    3.55
Aug-85                    3.35
Sep-85                    3.25
Oct-85                    3.24
Nov-85                    3.61
Dec-85                    3.79
Jan-86                    3.97
Feb-86                     3.2
Mar-86                    2.25
Apr-86                    1.59
May-86                    1.58
Jun-86                    1.67
Jul-86                    1.58
Aug-86                    1.58
Sep-86                    1.76
Oct-86                    1.57
Nov-86                    1.28
Dec-86                     1.1
Jan-87                    1.46
Feb-87                     2.1
Mar-87                    3.02
Apr-87                    3.77
May-87                    3.94
Jun-87                    3.84
Jul-87                    4.02
Aug-87                    4.38
Sep-87                    4.18
Oct-87                    4.36
Nov-87                    4.43
Dec-87                    4.43
Jan-88                    4.13
Feb-88                    3.93
Mar-88                    3.83
Apr-88                    3.81
May-88                    3.88
Jun-88                    3.96
Jul-88                    4.13
Aug-88                    4.02
Sep-88                    4.28
Oct-88                    4.35
Nov-88                    4.25
Dec-88                    4.41
Jan-89                    4.57
Feb-89                    4.82
Mar-89                    4.97
Apr-89                    5.29
May-89                    5.39
Jun-89                    5.38
Jul-89                    4.95
Aug-89                     4.7
Sep-89                     4.3
Oct-89                     4.6
Nov-89                     4.7
Dec-89                     4.6
Jan-90                     5.2
Feb-90                     5.3
Mar-90                     5.2
Apr-90                     4.7
May-90                     4.4
Jun-90                     4.7
Jul-90                     4.8
Aug-90                     5.6
Sep-90                     6.2
Oct-90                     6.3
Nov-90                     6.3
Dec-90                     6.1
Jan-91                     5.7
Feb-91                     5.3
Mar-91                     4.9
Apr-91                     4.9
May-91                       5
Jun-91                     4.7
Jul-91                     4.4
Aug-91                     3.8
Sep-91                     3.4
Oct-91                     2.9
Nov-91                       3
Dec-91                     3.1
Jan-92                     2.6
Feb-92                     2.8
Mar-92                     3.2
Apr-92                     3.2
May-92                       3
Jun-92                     3.1
Jul-92                     3.2
Aug-92                     3.1
Sep-92                     2.6
Oct-92                       3
Nov-92                     3.2
Dec-92                     2.9
Jan-93                     3.3
Feb-93                     3.3
Mar-93                     3.1
Apr-93                     3.2
May-93                     3.2
Jun-93                       3
Jul-93                     2.8
Aug-93                     2.8
Sep-93                     2.7
Oct-93                     2.7
Nov-93                     2.7
Dec-93                     2.7
Jan-94                     2.5
Feb-94                     2.5
Mar-94                     2.5
Apr-94                     2.4
May-94                     2.3
Jun-94                     2.5
Jul-94                     2.8
Aug-94                     2.9
Sep-94                       3
Oct-94                     2.6
Nov-94                     2.7
Dec-94                     2.7
Jan-95                     2.8
Feb-95                     2.9
Mar-95                     2.9
Apr-95                     3.1
May-95                     3.2
Jun-95                       3
Jul-95                     2.9
Aug-95                     2.6
Sep-95                     2.5
Oct-95                     2.8
Nov-95                     2.6
Dec-95                     2.5
Jan-96                     2.7
Feb-96                     2.7
Mar-96                     2.8
Apr-96                     2.9
May-96                     2.9
Jun-96                     2.8
Jul-96                       3
Aug-96                     2.9
Sep-96                       3
Oct-96                       3
Nov-96                     3.3
Dec-96                     3.3
Jan-97                       3
Feb-97                       3
Mar-97                     2.8
Apr-97                     2.5
May-97                     2.2
Jun-97                     2.3
Jul-97                     2.2
Aug-97                     2.2
Sep-97                     2.2
Oct-97                     2.1
Nov-97                     1.8
Dec-97                     1.7
Jan-98                     1.6
Feb-98                     1.4
Mar-98                     1.4
Apr-98                     1.4
May-98                     1.7
Jun-98                     1.7
            Source - Bloomberg

FOCUS ON DEPENDABLE GROWTH

Moderating economic growth and substantial risk from events overseas have led us to emphasize companies with superior earnings growth prospects and lower vulnerability to negative surprises. We expect larger companies with dominant competitive positions and earnings derived primarily from the U.S. or Europe to be most likely to deliver solid growth.

Columbia's focus is on stocks we expect to be favorably influenced by our current investment themes, in particular, "Aging of America," "Technology Age," and continued merger and acquisition activity. The demographic trend of "Aging of America" favors the health care, financial services and leisure sectors that sell products to the fastest growing segment of the population. Companies poised to profit from the "Technology Age" theme include those in the telecommunications, computer software, networking and internet industries. Additionally, due to unflagging consumer demand, we have kept the portfolios overweighted in retail stocks compared to the broader market.

INFLOWS INCREASE TO BOND FUNDS

As stock market volatility and economic uncertainty have increased, inflows to bond mutual funds have picked up. Although interest rates are at historic lows, inflation-adjusted yields on bonds (real rates) look attractive, well in excess of the long-term average. The long-term deflationary trend of prices is expected to continue, with inflation rising quite modestly this year.

The Treasury's reduced demand for funds, as the federal budget moves into a surplus, is a long-term positive for the bond market. The surge in corporate debt issuance so far this year may wane if corporate capital spending declines on weakening profits. New corporate debt has easily offset the reduced Treasury offerings year-to-date.

So that you may evaluate how the Columbia Funds have performed given this economic and financial market backdrop, the following pages contain discussions of the Funds' investment activity for the six months ending June 30, 1998, along with graphs illustrating the growth of $10,000 over various time periods. Each Fund compares its performance to a relevant benchmark. Unlike the Funds, however, these benchmark indices are not actively managed and have no operating expenses, porfolio transaction costs or cash flows.

At Columbia, our goal has always been to provide you with the best long-term returns possible, with an emphasis on managing investment risk. We remain committed to meeting your financial objectives and we appreciate your continuing trust.

THE INVESTMENT TEAM
COLUMBIA FUNDS MANAGEMENT COMPANY
AUGUST 1998

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
---------------------------------------------
                                   ---------------------------------------------

                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

For the six months ended June 30, 1998, Columbia Common Stock Fund had a total return of 15.68%. While marked by increased volatility, the stock market was propelled to new highs during the period, fueled by such favorable conditions as low inflation, moderate economic growth and low interest rates. In this environment, there were some sectors that experienced better earnings growth than the broader market, including technology, consumer cyclical and staple stocks. Our continued emphasis in these areas, as well as in stocks with consistent earnings growth, benefited Fund performance during the period.

                                TOP TEN HOLDINGS

                                 % of Net Assets
General Electric Co.                         3.0
Pfizer, Inc.                                 2.9
Microsoft Corp.                              2.8
Tyco International Ltd.                      2.7
American Home Products Corp.                 2.1
Coca-Cola Co.                                2.0
Warner-Lambert Co.                           1.9
Meyer (Fred), Inc.                           1.9
Fannie Mae                                   1.8
Tandy Corp.                                  1.8

As of June 30, 1998

As always, investment themes derived from our view of the macroeconomic environment played a significant role in the portfolio. For example, the "Aging of America" theme hinges on the changing spending patterns of the maturing Baby Boom generation. This demographic shift provides a tailwind for companies that provide products and services to aging Americans.

Another important investment theme is the "Technology Age," which attempts to capture the long-term changes occurring in technology and related sectors. Our current strategy is to concentrate on companies poised to profit from corporate spending priorities in internet/e-commerce, telecommunications deregulation, the Year 2000 issue and products that satisfy the continuing need for growth and productivity.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  17.1
Finance                                     16.6
Health Care                                 14.2
Consumer Staples                            10.8
Consumer Non-Durables                       10.0

As of June 30, 1998

Near term, we anticipate continuing low inflation, with earnings growth becoming more difficult to attain. This is especially true in light of the uncertainty associated with the Asian currency crisis. With this in mind, we are bypassing cyclical stocks in favor of reasonably valued, domestic-oriented companies that offer more dependable earnings growth prospects.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     COLUMBIA COMMON STOCK FUND      S&P 500
10/1/91                                                                    $10,000     $10,000
12/31/91                                                                    11,025      10,838
12/31/92                                                                    12,126      11,664
12/31/93                                                                    14,120      12,840
12/31/94                                                                    14,411      13,009
12/31/95                                                                    18,855      17,898
12/31/96                                                                    22,760      22,007
12/31/97                                                                    28,534      29,349
6/30/98                                                                     33,003      34,547
Average Annual Total Returns as of June 30, 1998
                                                                              CCSF     S&P 500
1 Year                                                                      24.60%      30.17%
5 Years                                                                     20.10%      23.08%
Since Inception                                                             19.20%      20.00%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------------
                               -------------------------------------------------

                           -- COLUMBIA GROWTH FUND --
                           --------------------------

Amid increased market volatility, Columbia Growth Fund returned 21.55% for the six months ended June 30, 1998, outperforming the S&P 500, which returned 17.71% for the same period. The Fund's performance was supported by high returns from Warnaco, Cisco Systems, Pfizer, and Microsoft, among others. Themes driving stock selection included a focus on industries that stand to benefit from the demographic trend of the aging of America and those that are poised to profit from technological change, including internet commerce.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Cisco Systems, Inc.                          3.2
Tyco International Ltd.                      3.2
Microsoft Corp.                              3.2
Tandy Corp.                                  2.8
Pfizer, Inc.                                 2.3
Morgan Stanley, Dean Witter, Discover &
  Co.                                        2.2
Abercrombie & Fitch Co. (Class A)            2.1
Warner-Lambert Co.                           2.1
Computer Sciences Corp.                      2.0
Warnaco Group, Inc. (Class A)                2.0

As of June 30, 1998

The trend of lower interest rates has stimulated mortgage refinancing, and a rise in personal wealth (due to higher stock prices) has increased consumer spending. Anticipating strength in consumer spending, the Fund increased its exposure to domestic and consumer issues in late 1997, and this benefited performance during 1998. Our continuing analysis of the investment environment has also resulted in an emphasis on health care, consumer staples, retail, business, and segments of technology and financial stocks.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  19.3
Finance                                     18.9
Consumer Non-Durables                       14.2
Health Care                                 13.9
Consumer Staples                             8.1

As of June 30, 1998

While renewed concerns about the Asian financial crisis and continued expectations for slower corporate profit growth contributed to greater market volatility in the second quarter, many favorable conditions still exist. Strong cash flows, sound monetary policy, strong balance sheets, low inflation and falling interest rates all help support continued expansion of the stock market, the economy and corporate earnings, but at a slower pace.

As always, the Fund seeks long-term capital appreciation by investing primarily in common stocks believed to offer above average earnings growth.

                        GROWTH OF $10,000 OVER 20 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     COLUMBIA GROWTH FUND     S&P 500
6/30/78                                                             $10,000     $10,000
6/30/79                                                              11,282      11,340
6/30/80                                                              14,176      13,285
6/30/81                                                              19,580      16,010
6/30/82                                                              17,680      14,167
6/30/83                                                              34,434      22,793
6/30/84                                                              28,123      21,722
6/30/85                                                              37,890      28,406
6/30/86                                                              48,862      38,552
6/30/87                                                              56,294      48,240
6/30/88                                                              55,776      44,916
6/30/89                                                              64,650      54,120
6/30/90                                                              75,531      63,033
6/30/91                                                              79,912      67,729
6/30/92                                                              88,327      76,805
6/30/93                                                             108,774      87,273
6/30/94                                                             110,885      88,504
6/30/95                                                             137,075     111,577
6/30/96                                                             174,045     140,598
6/30/97                                                             215,763     189,372
6/30/98                                                             288,510     246,488
Average Annual Total Returns as of June 30, 1998
                                                                        CGF     S&P 500
1 Year                                                               33.70%      30.17%
5 Years                                                              21.54%      23.08%
10 Years                                                             17.86%      18.56%
20 Years                                                             18.30%      17.38%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------
                                      ------------------------------------------

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                    ---------------------------------------

For the six months ended June 30, 1998, the Fund posted a total return of 13.07%. After a slow start at the beginning of the year, Columbia International Stock Fund had a good second quarter, strongly outperforming the FT/S&P Euro-Pacific Index. During this time, we reduced the Fund's holdings in Japan in favor of investments in the better performing European markets. This was an important contributor to performance during the second quarter.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Aegon NV                                     3.0
Compass Group plc                            2.4
Mannesmann AG                                2.3
Banco Bilbao Vizcaya SA                      2.1
Renault SA                                   1.9
France Telecom SA (ADR)                      1.8
The Bank of Tokyo-Mitsubishi Ltd., ADR       1.7
British Telecommunications plc               1.7
Glaxo Wellcome plc                           1.7
Credito Italiano S.P.A.                      1.7

As of June 30, 1998

European markets have been responding well to the impending European Monetary Union, which will introduce a single currency for all participating countries in January 1999. Preparation for the EMU has fostered low interest rates and disciplined fiscal policies, while providing a strong platform for renewed economic growth in the region. Furthermore, individual investors throughout Europe are participating in the markets more fully than ever before, taking advantage of new tax-favored savings programs similar to the American IRA. Most importantly, economic growth continues to accelerate, and we expect that this trend will continue to support higher European stock prices for the balance of the year.

                             COUNTRIES OF EMPHASIS

                                 % of Net Assets
United Kingdom                              23.9
Japan                                       16.4
France                                      10.6
Germany                                      7.4
Spain                                        7.3
Netherlands                                  5.8
Italy                                        4.5
Switzerland                                  4.0

As of June 30, 1998

Although the Japanese and Southeast Asian markets experienced surprisingly sharp gains in the first quarter, continued economic decline in Southeast Asia and stagnation/deflation in Japan caused emerging markets to retreat dramatically during the second quarter. Meanwhile, under pressure from other countries, the Japanese government appears to be preparing legislation to resolve its banking crisis. With some important policy changes, this depressed market could rebound. We plan to carefully watch developments unfold, but a relatively low exposure to Japan seems appropriate for now.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA INTERNATIONAL STOCK FUND    FT/S&P EURO-PAC         S&P 500
10/1/92                                                                        $10,000             $10,000             $10,000
12/31/92                                                                       $10,060              $9,628             $10,503
12/31/93                                                                       $13,417             $12,665             $11,562
12/31/94                                                                       $13,086             $13,822             $11,714
12/31/95                                                                       $13,760             $15,290             $16,117
12/31/96                                                                       $16,042             $16,180             $19,817
12/31/97                                                                       $17,882             $16,144             $26,428
6/30/98                                                                        $20,218             $18,557             $31,114
Average Annual Total Returns as of June 30, 1998
                                                                                  CISF             S&P 500     FT/S&P Euro-Pac
1 Year                                                                           7.10%              30.17%               3.65%
5 Years                                                                         13.26%              23.08%               9.24%
Since Inception                                                                 13.15%              22.03%              11.46%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------------
                               -------------------------------------------------

                          -- COLUMBIA SPECIAL FUND --
                          ---------------------------

While the stock market started the year off sharply, small and mid-cap stocks gave up some of their early gains during a volatile second quarter. For the six months ended June 30, 1998, Columbia Special Fund was up 8.64%, compared to 4.93% for the Russell 2000.

Throughout the period, we focused on industries that tend to show consistent earnings growth, especially those with a domestic orientation and limited exposure to Asia. This strategy was shaped by our expectations for a deceleration in corporate profits and increased risk of earnings disappointments. Business and consumer services, consumer nondurables and certain health care companies were strong performers during the period, while REITs vastly underperformed the broader equity market.

                                TOP TEN HOLDINGS

                                 % of Net Assets
American Stores Co.                          4.0
Abercrombie & Fitch Co. (Class A)            3.2
Meyer (Fred), Inc.                           2.7
AnnTaylor Stores Corp.                       2.7
ESC Medical Systems Ltd.                     2.2
Service Corporation Int'l                    2.2
Flserv, Inc.                                 2.2
St. John Knits, Inc.                         2.2
ResMed., Inc.                                2.1
Furniture Brands International, Inc.         2.0

As of June 30, 1998

In trading activity, we took profits in a number of apparel retailers and increased our emphasis on companies that manufacture and sell products for the home. We believe that a favorable housing market and greater consumer interest in home furnishings will benefit these stocks. We also increased our holdings in water-related companies, as more money is being spent to upgrade the quality of municipal water systems. Also, we increased our holdings in technology, using the proceeds from the positions we liquidated in the underperforming REIT sector to fund our technology additions. Finally, we refocused our finance sector weightings away from regional bank stocks to insurance stocks, which show potential for having above-market earnings growth.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       24.4
Business & Consumer
  Services                                  14.5
Health Care                                 13.2
Consumer Staples                            12.7

As of June 30, 1998

Looking ahead, we believe that the portfolio is well structured for an enviroment in which economic growth is slowing, profit growth is more difficult to attain, commodity prices are under pressure, and inflation and interest rates remain low.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA SPECIAL FUND    S&P 500    RUSSELL 2000
6/30/88                                                            $10,000     $10,000        $10,000
6/30/89                                                            $13,289     $12,049        $11,280
6/30/90                                                            $15,791     $14,033        $11,624
6/30/91                                                            $15,862     $15,079        $11,767
6/30/92                                                            $18,469     $17,100        $13,480
6/30/93                                                            $23,813     $19,430        $16,985
6/30/94                                                            $25,771     $19,704        $17,724
6/30/95                                                            $31,013     $24,841        $21,288
6/30/96                                                            $39,625     $31,302        $26,374
6/30/97                                                            $43,013     $42,161        $30,681
6/30/98                                                            $48,986     $54,855        $35,745
Average Annual Total Returns as of June 30, 1998
                                                                       CSF     S&P 500   Russell 2000
1 Year                                                              13.88%      30.17%         16.51%
5 Years                                                             15.52%      23.08%         16.05%
10 Years                                                            17.22%      18.56%         13.59%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                         -- COLUMBIA SMALL CAP FUND --
                         -----------------------------

As investors sought increased liquidity in a volatile stock market environment, small cap stocks lagged larger company issues. For the six months ended June 30, 1998, the Fund had a total return of 8.89%, significantly outperforming its benchmark index, the Russell 2000 at 4.93% for the same period. This compares to the S&P 500's total return of 17.71%.

Early in the period, small cap stocks reached new highs, led by companies tied to the robust U.S. economy. Consumer cyclicals, such as retailers and providers of leisure products and services were especially strong, as were issues of certain technology companies, both of which we emphasized during the period. The Fund also benefited from reduced exposure to energy and energy services, as falling oil prices weighed heavily on the shares of companies in this sector.

                                TOP TEN HOLDINGS

                                 % of Net Assets
PMT Services, Inc.                           2.3
ESC Medical Systems Ltd.                     2.2
Cerner Corp.                                 2.2
CKE Restaurants, Inc.                        2.1
American Management Systems                  2.1
Barr Laboratories, Inc.                      2.0
Jones Pharma, Inc.                           2.0
Williams-Sonoma, Inc.                        1.9
Martin Marietta Materials                    1.9
Ascend Communications                        1.9

As of June 30, 1998

May ushered in a spate of new worries related to Asia and the prospects for corporate earnings, causing a downdraft in price/earnings multiples through the end of the first half of the year. However, there are a number of positive factors in place that could contribute to improved small cap performance. For example, earnings growth for small companies is currently quite strong and is starting to expand relative to the earning forecasts for companies in the S&P
500. Plus, low interest rates and a moderately growing economy tend to benefit the type of growth stocks we now favor in the Fund, since their earnings are less dependent on the economic cycle.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  22.5
Health Care                                 22.0
Business & Consumer Services                11.8
Consumer Non-Durables                       10.1

As of June 30, 1998

As far as the future is concerned, we are focusing on companies that are expected to deliver above-average earnings growth. We are also evaluating "cyclical-growth" companies, such as those that manufacture semiconductors, for signs of a possible recovery in their fundamentals. Overall, we believe that relative valuations and earnings growth prospects in the small cap market are attractive based on historical ranges.
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA SMALL CAP FUND    RUSSELL 2000
10/1/96                                                               $10,000        $10,000
12/31/96                                                              $10,762        $10,520
3/31/97                                                               $10,224         $9,976
6/30/97                                                               $12,245        $11,593
9/30/97                                                               $15,021        $13,318
12/31/97                                                              $14,432        $12,872
3/31/98                                                               $16,261        $14,167
6/30/98                                                               $15,715        $13,507
Average Annual Total Returns as of June 30, 1998
                                                                         CSCF   Russell 2000
1 Year                                                                 28.34%         16.51%
Since Inception                                                        30.46%         19.34%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------
                                      ------------------------------------------

                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                     --------------------------------------

For the six months ended June 30, 1998, Columbia Real Estate Equity Fund had a total return of -4.34%. That compares to a total return of -5.03% for the NAREIT Index over the same period.

REITs significantly lagged the broader equity market for the first half of the year. This underperformance was largely attributable to increasing concerns that the recent strong earnings growth enjoyed by REITs would slow sharply going forward, as real estate acquisitions become increasingly expensive and new development threatens the supply/demand balance for real estate.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Apartment Investment & Mgmt. Co. (Class
  A)                                         5.3
Equity Office Properties Trust               5.1
Excel Realty Trust, Inc.                     4.1
Simon DeBartolo Group, Inc.                  4.0
Mack-Cali Realty Corp.                       3.8
Vornado Realty Trust                         3.8
Cabot Industrial Trust                       3.8
Public Storage, Inc.                         3.8
Spieker Properties, Inc.                     3.4
Security Capital Pacific Trust               3.4

As of June 30, 1998

Performance in the REIT market was led by the more defensive retail sector, where strong consumer spending bolstered fundamentals. The high growth office and lodging sectors lagged during the period -- evidence of investors' concerns about potential overbuilding and increasing vacancy rates.

Throughout the period, however, we maintained a sizable weighting in the office sector, believing that the positive prospects for internal growth and industry consolidation in this sector remain intact.

We believe that the current valuations for REITs reflect an overdiscounting by investors anticipating slower industry growth. Many REITs, in fact, are now trading at or below the underlying value of the real estate they own. We believe that these valuations are attractive and, along with rising dividend growth rates, may provide the opportunity for better performance in the months ahead.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Apartments                  16.1%
Community Centers           12.1%
Industrial                  30.3%
Lodging                      1.1%
Manufactured Homes           2.4%
Office                      15.8%
Shopping Malls               8.6%
Other                        7.2%
Cash                         6.4%
as of June 30, 1998

Our focus going forward will center on companies that can produce growth in a real estate environment that is reaching the mature stage of its business cycle. The management of the companies we seek for the portfolio will have demonstrated the ability to sustain healthy internal growth while adding value through selective development activity.
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                         NATIONAL ASSOCIATION OF REAL ESTATE
                                                    COLUMBIA REAL ESTATE EQUITY FUND                    TRUSTS
4/1/94                                                                        $10,000                                   $10,000
12/31/94                                                                      $10,176                                    $9,978
12/31/95                                                                      $11,892                                   $11,502
12/31/96                                                                      $16,446                                   $15,558
12/31/97                                                                      $20,515                                   $18,710
6/30/98                                                                       $19,624                                   $17,766
Average Annual Total Returns as of June 30, 1998
                                                                                 CREF                                    NAREIT
1 Year                                                                         10.15%                                     8.04%
Since Inception                                                                17.41%                                    14.66%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
------------------------------------------------
                                ------------------------------------------------

                          -- COLUMBIA BALANCED FUND --
                          ----------------------------

Columbia Balanced Fund posted a total return of 11.70% for the six months ended June 30, 1998. During this time, the stock market reached new highs, with the Dow Jones Industrial Average surpassing the 9000-point mark for the first time in April, thanks to such favorable conditions as low inflation, moderate economic growth and low interest rates. In this environment, certain sectors experienced better earnings growth than the broader market, including technology, consumer cyclical and staple stocks. Our continued emphasis in these areas, as well as in stocks with consistent earnings growth prospects, benefited Fund performance during the period. Lagging sectors, on the other hand, included REITs, energy and electric and gas utilities.

                             TOP TEN STOCK HOLDINGS

                                 % of Net Assets
General Electric Co.                         1.7
Microsoft Corp.                              1.6
Tyco International Ltd                       1.6
Pfizer, Inc.                                 1.4
Coca-Cola Co.                                1.2
American Home Products                       1.2
Warner-Lambert Co.                           1.1
Bristol-Myers Squibb Co.                     1.0
Service Corp. International                  1.0
Tandy Corp.                                  1.0

As of June 30, 1998

Because we anticipate continuing low inflation with earnings growth becoming increasingly difficult to attain, we are avoiding cyclical stocks, which tend to rise quickly when the economy is on the upswing and fall when the economy turns down. Instead, we are seeking stocks with reasonable valuations, which offer more dependable earnings growth.

On the fixed income side of the portfolio, bonds rallied as long-term Treasuries fell to a low of 5.62%. Although prices on most bonds increased during the period, corporate and mortgage-backed securities did not go up as much as Treasuries, presenting an opportunity to increase weightings in these sectors.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Common Stocks               52.0%
Fixed Income                45.6%
Cash                         2.4%
as of June 30, 1998

While we do not anticipate much change in the low level of bond yields over the next few months, we believe bond yields will continue to offer value when compared to the rate of inflation.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA BALANCED FUND     S&P 500     LEHMAN AGGREGATE
10/1/91                                                              $10,000     $10,000              $10,000
12/31/91                                                             $10,780     $10,838              $10,507
12/31/92                                                             $11,738     $11,664              $11,285
12/31/93                                                             $13,337     $12,840              $12,385
12/31/94                                                             $13,350     $13,009              $12,023
12/31/95                                                             $16,699     $17,898              $14,244
12/31/96                                                             $18,666     $22,007              $14,761
12/31/97                                                             $22,164     $29,349              $16,185
6/30/98                                                              $24,753     $34,547              $16,823
Average Annual Total Returns as of June 30, 1998
                                                                         CBF     S&P 500     Lehman Aggregate
1 Year                                                                19.76%      30.17%               10.54%
5 Years                                                               14.23%      23.08%                6.88%
Since Inception                                                       14.26%      20.00%                7.95%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

Columbia Daily Income Company posted a total return of 2.52% for the six months ended June 30, 1998, comparing favorably to the rate of inflation, which was just .7% during the same period, as measured by the Consumer Price Index. The seven-day average yield of the Fund rose only slightly during the period, reflecting the stability of short-term rates right now.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                  5.05%
Compound Yield                                 5.18%
Based on the 7 days ended June 30, 1998
Weighted Average Maturity                  41.5 days

As of June 30, 1998

With continued low inflation, the Federal Reserve Board has opted to leave short-term rates untouched for the past 15 months, despite a steadily growing economy.

Economic growth has begun to slow, however, which should keep the Fed from increasing rates in the immediate future. As an example, annualized GDP growth for the second quarter is expected to slow dramatically from the very brisk pace of 5.4% reported for the first quarter.
                AT THIS TIME, MONEY MARKET YIELDS ARE VERY ATTRACTIVE RELATIVE TO THE EXPECTED RATE OF INFLATION.

                                                                          [LOGO]

As always, the Fund invests only in high quality, short-term debt instruments and maintains a dollar-weighted average maturity of 30 to 50 days, providing a very liquid, low risk investment.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     COLUMBIA DAILY INCOME COMPANY    CONSUMER PRICE INDEX (INFLATION)
6/30/88                                                                      $10,000                           $10,000
6/30/89                                                                      $10,849                           $10,520
6/30/90                                                                      $11,742                           $11,014
6/30/91                                                                      $12,563                           $11,532
6/30/92                                                                      $13,117                           $11,890
6/30/93                                                                      $13,464                           $12,246
6/30/94                                                                      $13,830                           $12,552
6/30/95                                                                      $14,525                           $12,929
6/30/96                                                                      $15,274                           $13,291
6/30/97                                                                      $16,036                           $13,597
6/30/98                                                                      $16,867                           $13,828
Average Annual Total Returns as of June 30, 1998
                                                                                CDIC                               CPI
1 Year                                                                         5.18%                             1.70%
5 Years                                                                        4.61%                             2.46%
10 Years                                                                       5.37%                             3.29%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-------------------------------------------
                                     -------------------------------------------

                     -- U.S. GOVERNMENT SECURITIES FUND --
                     -------------------------------------

Columbia U.S. Government Securities Fund posted a total return of 2.61% for the six months ended June 30, 1998. Interest rates across the entire yield curve declined during the period. The very low level of inflation and expectations for economic slowing convinced the Federal Reserve to leave short-term interest rates unchanged. However, this more positive backdrop for the bond market led to lower rates on short-term Treasuries, and the Fund benefited from some price appreciation over the period.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PORTFOLIO COMPOSITION
Treasury/Agency Obligations       98.8%
Cash                               1.2%
as of June 30, 1998

Annualized GDP growth for the second quarter is expected to slow dramatically versus the brisk pace of 5.4% reported for the first quarter. Further economic slowing could mitigate the need for the Federal Reserve Board to tighten monetary policy in the near term. In addition, the turmoil in Asia has increased uncertainty about the prospects for U.S. economic growth, which should also contribute to stable rates in the near term.

                              PORTFOLIO HIGHLIGHTS

Current Yield                                     4.76%

Based on the 30 days ended June 30, 1998

Weighted Averages
  Duration                                    1.9 years
  Maturity                                    2.1 years

As of June 30, 1998

As always, the Fund seeks preservation of capital and income by investing in direct obligations of the U.S. Government. These securities include Treasury bills, notes and bonds all having a maturity of three years or less.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      COLUMBIA       MERRILL
                                                        U.S.          LYNCH       CONSUMER
                                                     GOVERNMENT        1-3          PRICE
                                                     SECURITIES      TREASURY       INDEX
                                                        FUND          INDEX      (INFLATION)
6/30/88                                                   $10,000       $10,000      $10,000
6/30/89                                                   $10,735       $10,886      $10,520
6/30/90                                                   $11,523       $11,779      $11,014
6/30/91                                                   $12,678       $12,986      $11,532
6/30/92                                                   $14,111       $14,339      $11,890
6/30/93                                                   $15,151       $15,283      $12,246
6/30/94                                                   $15,315       $15,529      $12,552
6/30/95                                                   $16,329       $16,729      $12,929
6/30/96                                                   $17,075       $17,642      $13,291
6/30/97                                                   $18,083       $18,800      $13,597
6/30/98                                                   $19,157       $20,078      $13,828
Average Annual Total Returns as of June 30, 1998
                                                             CUSG   Merrill 1-3
1 Year                                                      5.95%         6.81%
5 Years                                                     4.81%         5.61%
10 Years                                                    6.72%         7.22%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------------------------------------------

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                  -------------------------------------------

The bond market rallied during the first half of the year, as long-term Treasury yields fell to a low of 5.62%. The strength of the bond market was largely attributable to a combination of favorable fundamental and technical factors. Low inflation and moderating economic growth provided a solid backdrop for low rates. In addition, the expected Federal budget surplus has reduced the Treasury's need to issue new bonds, thus reducing the overall supply as older bonds mature. The strong U.S. dollar, relatively high nominal interest rates and turmoil in Asian markets have prompted investors to favor dollar-denominated instruments, such as those we hold in the portfolio. For the six months ended June 30, 1998, Columbia Fixed Income Securities Fund posted a total return of 3.72%.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
Collateralized Mortgage Obligations      43.3%
Corporate Bonds                          27.5%
Treasury/Agency Obligations              17.0%
Mortgage Pass-Throughs                    6.6%
Asset Backed Securities                   3.2%
Cash                                      2.4%
as of June 30, 1998

Although prices on most bonds increased during the period, corporates and mortgages did not go up as much as Treasuries. We believe these sectors represent value. To capitalize on this buying opportunity, we increased our weightings in both corporates and mortgages. While we do not anticipate much change in the low level of bond yields over the next few months, we believe yields will continue to offer value when compared to the rate of inflation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         PORTFOLIO QUALITY
Treasury/Agency Obligations               56.4%
Aaa                                       18.1%
Aa                                         1.6%
A                                          8.2%
Baa                                       13.2%
Ba                                         2.2%
B                                          0.3%
as of June 30, 1998
As rated by Moody's Investor
Services

The Fund's credit quality remains high, and the average maturity and duration of the Fund are 6.3 years and 4.7 years, respectively, which is in line with the Fund's benchmark, the Lehman Aggregate Bond Index.
                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA
                                                      FIXED                           CONSUMER
                                                     INCOME                             PRICE
                                                   SECURITIES         LEHMAN            INDEX
                                                      FUND           AGGREGATE       (INFLATION)
6/30/88                                                $10,000              $10,000      $10,000
6/30/89                                                $11,222              $11,222      $10,520
6/30/90                                                $12,032              $12,103      $11,014
6/30/91                                                $13,260              $13,398      $11,532
6/30/92                                                $15,327              $15,280      $11,890
6/30/93                                                $17,278              $17,082      $12,246
6/30/94                                                $16,986              $16,860      $12,552
6/30/95                                                $19,097              $18,974      $12,929
6/30/96                                                $20,039              $19,927      $13,291
6/30/97                                                $21,708              $21,551      $13,597
6/30/98                                                $23,898              $23,819      $13,828
Average Annual Total Returns as of June 30, 1998
                                                          CFIS     Lehman Aggregate
1 Year                                                  10.08%               10.54%
5 Years                                                  6.70%                6.88%
10 Years                                                 9.10%                9.07%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
--------------------------------------------
                                    --------------------------------------------

                       -- COLUMBIA MUNICIPAL BOND FUND --
                       ----------------------------------

Columbia Municipal Bond Fund's total return for the six months ended June 30, 1998 was 2.09%. Overall, municipal securities have tended to underperform the broader fixed income market as the national supply of municipal bonds has continued to exceed demand. The outlook improved in the second quarter, however, as yields on national municipal securities fell on declining interest rates, although not as much as Treasury bond yields. This makes the price of municipal bonds look relatively attractive on a historical basis (when yields fall, prices rise) compared to taxable bonds and inflation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       PORTFOLIO COMPOSITION
State of Oregon General Obligations       8.1%
Oregon General Obligation Bonds          18.6%
Oregon Revenue Bonds                     15.4%
Oregon Other Bonds                        2.9%
Other Bonds                               7.8%
Oregon Insured Bonds                     40.2%
Oregon Pre-Refunded Bonds                 5.6%
Cash                                      1.4%
as of June 30, 1998

The Oregon economy remains healthy, and increasing income growth in the last few years has led to strong demand for municipal bonds within the State. Unlike the national municipal market, the supply of new bonds in Oregon has been muted so far this year. However, the number of new issues may increase if interest rates stay at these low levels or fall further, prompting refinancing of existing debt.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Aaa                                             56.0%
Aa                                              24.2%
A                                               13.2%
Baa                                              1.2%
Not Rated                                        5.4%
as of June 30, 1998
As rated by Moody's Investors Services,
Inc.

As always, the Fund maintains a high average credit quality and is broadly diversified across issuers within the State. We remain committed to providing shareholders with high, after-tax returns and a low level of both volatility and risk.
                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                     COLUMBIA        LEHMAN        CONSUMER
                                                    MUNICIPAL       GENERAL         PRICE
                                                       BOND        OBLIGATION       INDEX
                                                       FUND           BOND       (INFLATION)
6/30/88                                                 $10,000         $10,000       $10,000
6/30/89                                                 $11,051         $10,938       $10,520
6/30/90                                                 $11,607         $11,670       $11,014
6/30/91                                                 $12,634         $12,636       $11,532
6/30/92                                                 $13,838         $14,060       $11,890
6/30/93                                                 $15,342         $15,701       $12,246
6/30/94                                                 $15,256         $15,794       $12,552
6/30/95                                                 $16,353         $17,092       $12,929
6/30/96                                                 $17,269         $18,194       $13,291
6/30/97                                                 $18,497         $19,701       $13,597
6/30/98                                                 $19,913         $21,320       $13,828
Average Annual Total Returns as of June 30, 1998
                                                           CMBF     Lehman G.O.
1 Year                                                    7.67%           8.20%
5 Years                                                   5.35%           6.31%
10 Years                                                  7.13%           7.86%
Past Performance is not predictive of future
results.

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

                                     [LOGO]
-----------------------------------------------
                                 -----------------------------------------------

                         -- COLUMBIA HIGH YIELD FUND --
                         ------------------------------

Columbia High Yield Fund provided a total return of 4.45% during the six months ended June 30, 1998. After a strong first quarter, high yield bonds struggled a bit in the second quarter, as investors became increasingly concerned about the impact of the Asian crisis on U.S. economic growth and corporate earnings. In addition, high yield bonds were negatively impacted by the large supply of new deals brought to market during the second quarter. This environment prompted a flight to quality within the high yield market and increased the demand for junk bonds with higher credit ratings. This benefited Fund performance, due to our focus on higher quality issues in the high yield market.

                              SECTORS OF EMPHASIS

                                 % of Net Assets
Entertainment & Media                       24.6%
Manufacturing                               15.0%
Health Care                                  8.0%
Energy                                       6.8%
Business & Consumer Services                 6.1%

As of June 30, 1998

As corporate prices fluctuated throughout the period, we found attractive investment opportunities in several new issues. In early 1998, we purchased holdings in the aerospace sector. We believe the long-term prospects for the aerospace industry are favorable due to stronger demand for new aircraft and parts, as airline fleets around the world age and airline travel increases.

We also purchased positions in the cable industry, based on several positive developments. Many cable companies are paying down their debt, clustering their systems, and upgrading the quality and capacity of plants and equipment -- while adding new services.

Despite the expected slowdown in economic growth, the supply of new high yield bonds is expected to remain robust. With little concern about a recession, however, we believe that high yield bonds will perform reasonably well in the near term because of reduced risk of default and increasing demand for high yield bonds among both retail and institutional investors. For many, investing in higher quality junk bonds provides an efficient way to increase the yield of a fixed income portfolio while adding an acceptable level of risk.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PORTFOLIO QUALITY
Ba                                             42.4%
B                                              57.6%
as of June 30, 1998
As rated by Moody's Investor Services,
Inc.

The Fund's average effective maturity remains steady at 5.1 years. The Fund's duration averaged 4.32 years during the period.

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                    COLUMBIA HIGH YIELD FUND     SALOMON BB     LIPPER HIGH YIELD BOND FUND INDEX
10/1/93                                                                $10,000        $10,000                               $10,000
12/31/93                                                               $10,112        $10,185                               $10,498
12/31/94                                                               $10,019        $10,048                               $10,113
12/31/95                                                               $11,935        $12,321                               $11,870
12/31/96                                                               $13,060        $13,429                               $13,373
12/31/97                                                               $14,719        $15,142                               $15,136
6/30/98                                                                $15,372        $15,821                               $15,859
Average Annual Total Returns as of June 30, 1998
                                                                          CHYF     Salomon BB                           Lipper HYBF
1 Year                                                                  11.23%         11.71%                                12.11%
Since Inception                                                          9.58%         10.25%                                10.31%
Past Performance is not predictive of future
results.

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $22.02          $19.26          $18.59          $15.16          $15.29          $14.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .09             .29             .25             .26             .27             .22
  Net realized and unrealized
    gains on investments......           3.36            4.58            3.61            4.38             .04            2.08
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............           3.45            4.87            3.86            4.64             .31            2.30
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.08)           (.27)           (.23)           (.26)           (.25)           (.21)
  Distributions (from capital
    gains)....................                          (1.84)          (2.96)           (.95)           (.19)           (.84)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.08)          (2.11)          (3.19)          (1.21)           (.44)          (1.05)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $25.39          $22.02          $19.26          $18.59          $15.16          $15.29
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................         15.68%(2)       25.37%          20.71%          30.84%           2.06%          16.44%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................       $921,259        $783,906        $536,760        $358,523        $124,263        $100,715
Ratio of expenses to average
  net assets..................          0.76%           0.77%           0.76%           0.80%           0.84%           0.84%
Ratio of net investment income
  to average net assets.......          0.74%           1.37%           1.32%           1.68%           1.82%           1.48%
Portfolio turnover rate.......        157.34%          90.23%         111.39%          75.36%          64.21%          90.90%
Average commission rate paid
  on portfolio transactions
  (3).........................        $0.0597         $0.0601         $0.0601

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                        -- COLUMBIA GROWTH FUND, INC. --
                        --------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)          1997             1996            1995           1994           1993
                                                        -----            -----           -----          -----          -----
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $34.34           $30.74           $29.84         $24.84         $26.38         $26.18
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......             .05              .19              .19            .31            .29            .16
  Net realized and unrealized
    gains (losses) on
    investments...............            7.35             7.90             6.04           7.86           (.46)          3.24
--------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            7.40             8.09             6.23           8.17           (.17)          3.40
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........                             (.17)            (.17)          (.29)          (.26)          (.18)
  Distributions (from capital
    gains)....................                            (4.32)           (5.14)         (2.87)         (1.11)         (2.98)
  Distributions (in excess of
    capital gains)............                                              (.02)          (.01)                         (.04)
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......        --                  (4.49)           (5.33)         (3.17)         (1.37)         (3.20)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $41.74           $34.34           $30.74         $29.84         $24.84         $26.38
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          21.55%(2)        26.32%           20.80%         32.98%         -0.63%         13.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................      $1,690,358       $1,324,918       $1,064,100       $848,731       $591,694       $605,401
Ratio of expenses to average
  net assets..................           0.66%            0.71%            0.71%          0.75%          0.81%          0.82%
Ratio of net investment income
  to average net assets.......           0.29%            0.55%            0.63%          1.14%          1.12%          0.66%
Portfolio turnover rate.......         112.84%           95.67%           75.49%         94.73%         79.28%        105.64%
Average commission rate paid
  on portfolio transactions
  (3).........................         $0.0602          $0.0594          $0.0590

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $13.70          $13.86          $13.07          $12.43          $12.96           $9.95
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)....................            .03             .03             .03             .02            (.02)           (.02)
  Net realized and unrealized
    gains (losses) on
    investments and foreign
    currency transactions.....           1.76            1.56            2.13             .62            (.30)           3.34
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............           1.79            1.59            2.16             .64            (.32)           3.32
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........                                           (.03)
  Dividends (in excess of net
    investment income)........                                           (.20)
  Distributions (from capital
    gains)....................                          (1.75)          (1.14)                           (.21)           (.31)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......       --                 (1.75)          (1.37)         --                (.21)           (.31)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $15.49          $13.70          $13.86          $13.07          $12.43          $12.96
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          13.07%(2)      11.47%          16.59%           5.15%          -2.47%          33.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................       $153,094        $146,281        $125,510        $100,873        $118,484         $73,047
Ratio of expenses to average
  net assets..................          1.49%           1.62%           1.54%           1.54%           1.52%           1.71%
Ratio of net investment income
  (loss) to average net
  assets......................          0.42%           0.19%           0.22%           0.15%         (0.21)%         (0.62)%
Portfolio turnover rate.......         87.56%         121.53%         129.40%         156.09%         138.79%         144.78%
Average commission rate paid
  on portfolio transactions
  (3).........................        $0.0049         $0.0039         $0.0011

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA SPECIAL FUND, INC. --
                       ---------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)          1997             1996             1995            1994           1993
                                                        -----            -----            -----           -----          -----
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $20.26           $19.85           $21.44           $18.69         $19.51         $18.79
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)....................             .01              .01             (.06)             .03            .08            .01
  Net realized and unrealized
    gains on investments......            1.74             2.50             2.85             5.45            .36           4.04
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            1.75             2.51             2.79             5.48            .44           4.05
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........                                                               (.02)          (.07)
  Dividends (in excess of net
    investment income)........                                                                                             (.01)
  Distributions (from capital
    gains)....................                            (2.10)           (4.38)           (2.68)         (1.16)         (3.32)
  Distributions (in excess of
    capital gains)............                                                               (.03)          (.03)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......        --                  (2.10)           (4.38)           (2.73)         (1.26)         (3.33)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $22.01           $20.26           $19.85           $21.44         $18.69         $19.51
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................           8.64%(2)        12.64%           13.07%           29.53%          2.29%         21.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................      $1,097,523       $1,249,718       $1,585,284       $1,384,415       $889,526       $772,741
Ratio of expenses to average
  net assets..................           1.00%            0.98%            0.94%            0.98%          1.05%          1.12%
Ratio of net investment income
  (loss) to average net
  assets......................           0.06%            0.04%          (0.29)%            0.16%          0.40%          0.01%
Portfolio turnover rate.......         144.10%          166.46%          150.07%          182.99%        178.91%        154.68%
Average commission rate paid
  on portfolio transactions
  (3).........................         $0.0578          $0.0585          $0.0553

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                         SIX MONTHS ENDED
                                           JUNE 30, 1998
                                          (UNAUDITED)(1)         1997        1996(1)(2)
                                                                 -----       ----------
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $16.65          $12.99           $12.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss..................           (.05)           (.08)
  Net realized and unrealized gains on
    investments........................           1.53            4.51              .99
----------------------------------------------------------------------------------------
    Total from investment operations...           1.48            4.43              .99
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Distributions (from capital gains)...                           (.77)
----------------------------------------------------------------------------------------
    Total distributions................       --                  (.77)          --
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $18.13          $16.65           $12.99
----------------------------------------------------------------------------------------
TOTAL RETURN...........................          8.89%(3)       34.10%            7.62%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...........................       $138,750         $96,431          $21,061
Ratio of expenses to average net
  assets...............................          1.26%           1.46%            1.61%
Ratio of net investment income (loss)
  to average net assets................        (0.70)%         (0.81)%            0.00%
Portfolio turnover rate................        160.28%         171.75%           32.57%
Average commission rate paid on
  portfolio transactions (4)...........        $0.0551         $0.0564          $0.0546

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 11, 1996.
(3)  Not annualized.
(4) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                        SIX
                                      MONTHS
                                       ENDED
                                     JUNE 30,
                                       1998
                                     (UNAUDITED)(1)   1997     1996        1995      1994(1)(2)
                                                   -----       -----       -----     ---------
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD...........................    $18.80      $16.16      $12.71      $11.72      $12.00
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............       .33         .79         .77         .78         .49
  Net realized and unrealized gains
    (losses) on investments........     (1.14)       3.15        3.94        1.12        (.27)
----------------------------------------------------------------------------------------------
    Total from investment
      operations...................      (.81)       3.94        4.71        1.90         .22
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
    income)........................      (.33)       (.62)       (.52)       (.49)       (.31)
  Dividends (in excess of net
    investment income).............                                                      (.01)
  Distributions (from capital
    gains).........................                  (.48)       (.41)
  Distributions (in excess of
    capital gains).................                  (.03)       (.12)       (.14)
  Tax return of capital............                  (.17)       (.21)       (.28)       (.18)
----------------------------------------------------------------------------------------------
    Total distributions............      (.33)      (1.30)      (1.26)       (.91)       (.50)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $17.66      $18.80      $16.16      $12.71      $11.72
----------------------------------------------------------------------------------------------
TOTAL RETURN.......................    -4.34%(3)   24.74%      38.30%      16.86%       1.76%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).......................  $171,112    $151,554     $68,073     $21,587     $17,402
Ratio of expenses to average net
  assets...........................     0.95%       1.02%       1.06%       1.18%       1.14%
Ratio of net investment income to
  average net assets...............     3.78%       4.87%       6.23%       6.71%       6.28%
Portfolio turnover rate............    11.27%      33.55%      45.82%      53.91%       7.61%
Average commission rate paid on
  portfolio transactions (4).......   $0.0607     $0.0588     $0.0594

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on March 16, 1994.
(3)  Not annualized.
(4) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $21.42          $20.32          $20.08          $17.28          $17.91          $16.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .38             .84             .76             .73             .65             .56
  Net realized and unrealized
    gains (losses) on
    investments...............           2.12            2.92            1.58            3.54            (.64)           1.71
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............           2.50            3.76            2.34            4.27             .01            2.27
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.37)           (.83)           (.76)           (.73)           (.64)           (.56)
  Dividends (in excess of net
    investment income)........                                                                                           (.01)
  Distributions (from capital
    gains)....................                          (1.83)          (1.34)           (.74)                           (.59)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.37)          (2.66)          (2.10)          (1.47)           (.64)          (1.16)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $23.55          $21.42          $20.32          $20.08          $17.28          $17.91
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................         11.70%(2)       18.74%          11.78%          25.08%           0.10%          13.62%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................       $941,830        $792,378        $672,593        $486,767        $249,670        $186,589
Ratio of expenses to average
  net assets..................          0.65%           0.68%           0.66%           0.69%           0.72%           0.73%
Ratio of net investment income
  to average net assets.......          3.40%           3.83%           3.82%           4.05%           3.82%           3.32%
Portfolio turnover rate.......        134.44%         148.91%         133.21%         108.04%          98.48%         107.60%
Average commission rate paid
  on portfolio transactions
  (3).........................        $0.0595         $0.0610         $0.0596

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)          1997            1996           1995           1994           1993
                                                        -----           -----          -----          -----          -----
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................           $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .025             .050           .048           .053           .036           .025
------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            .025             .050           .048           .053           .036           .025
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.025)           (.050)         (.048)         (.053)         (.036)         (.025)
------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.025)           (.050)         (.048)         (.053)         (.036)         (.025)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD           $1.00            $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................           2.52%(2)         5.11%          4.96%          5.49%          3.68%          2.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................      $1,026,375       $1,169,096       $889,800       $800,656       $730,067       $544,500
Ratio of expenses to average
  net assets..................           0.63%            0.63%          0.62%          0.64%          0.70%          0.75%
Ratio of net investment income
  to average net assets.......           4.99%            4.99%          4.84%          5.34%          3.68%          2.49%

(1)  Ratios are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $8.29           $8.24           $8.34           $7.99           $8.36           $8.35
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .19             .41             .41             .45             .37             .32
  Net realized and unrealized
    gains (losses) on
    investments...............            .02             .05            (.10)            .35            (.37)            .17
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            .21             .46             .31             .80          --                 .49
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.19)           (.41)           (.41)           (.45)           (.37)           (.32)
  Distributions (from capital
    gains)....................                                                                                           (.16)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.19)           (.41)           (.41)           (.45)           (.37)           (.48)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $8.31           $8.29           $8.24           $8.34           $7.99           $8.36
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          2.61%(2)        5.76%           3.85%          10.21%          -0.03%           5.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................        $39,123         $37,837         $40,776         $41,842         $33,512         $35,877
Ratio of expenses to average
  net assets..................          0.86%           0.87%           0.80%           0.79%           0.81%           0.75%
Ratio of net investment income
  to average net assets.......          4.65%           4.99%           4.99%           5.45%           4.51%           3.74%
Portfolio turnover rate.......        158.14%         184.43%         179.38%         253.17%         253.80%         254.59%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $13.41          $13.08          $13.51          $12.16          $13.44          $13.28
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .42             .85             .85             .88             .83             .85
  Net realized and unrealized
    gains (losses) on
    investments...............            .07             .36            (.43)           1.35           (1.28)            .52
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            .49            1.21             .42            2.23            (.45)           1.37
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.42)           (.85)           (.85)           (.88)           (.83)           (.85)
  Distributions (from capital
    gains)....................                           (.03)                                                           (.36)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.42)           (.88)           (.85)           (.88)           (.83)          (1.21)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $13.48          $13.41          $13.08          $13.51          $12.16          $13.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          3.72%(2)        9.56%           3.37%          18.91%          -3.36%          10.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................       $411,536        $381,333        $356,421        $316,259        $252,090        $300,532
Ratio of expenses to average
  net assets..................          0.63%           0.66%           0.64%           0.65%           0.66%           0.66%
Ratio of net investment income
  to average net assets.......          6.28%           6.43%           6.53%           6.80%           6.53%           6.14%
Portfolio turnover rate.......        102.43%         196.28%         178.25%         137.41%         139.81%         118.80%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996            1995            1994            1993
                                                        -----           -----           -----           -----           -----
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $12.47          $12.15          $12.37          $11.48          $12.71          $12.17
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .29             .60             .61             .63             .64             .66
  Net realized and unrealized
    gains (losses) on
    investments...............           (.03)            .39            (.16)            .96           (1.23)            .62
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            .26             .99             .45            1.59            (.59)           1.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income) (2)....           (.29)           (.60)           (.61)           (.63)           (.64)           (.66)
  Distributions (from capital
    gains)....................                           (.07)           (.06)           (.07)                           (.08)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.29)           (.67)           (.67)           (.70)           (.64)           (.74)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $12.44          $12.47          $12.15          $12.37          $11.48          $12.71
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          2.09%(3)        8.36%           3.77%          14.15%          -4.68%          10.73%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................       $417,582        $409,148        $375,667        $383,796        $339,817        $430,367
Ratio of expenses to average
  net assets..................          0.56%           0.57%           0.56%           0.57%           0.57%           0.58%
Ratio of net investment income
  to average net assets.......          4.63%           4.87%           5.00%           5.22%           5.36%           5.25%
Portfolio turnover rate.......         18.68%          16.88%          19.03%          21.45%          19.40%           9.92%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  100% exempt from federal taxation.
(3)  Not annualized.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------

                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                     [LOGO]

----                                                                        ----

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                SIX MONTHS ENDED
                                  JUNE 30, 1998
                                 (UNAUDITED)(1)         1997            1996           1995           1994       1993(1)(2)
                                                        -----          -----          -----          -----       ----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $10.04           $9.94          $9.88          $9.04          $9.94          $10.00
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......            .38             .81            .81            .82            .80             .18
  Net realized and unrealized
    gains (losses) on
    investments...............            .06             .40            .07            .84           (.90)           (.06)
----------------------------------------------------------------------------------------------------------------------------
    Total from investment
      operations..............            .44            1.21            .88           1.66           (.10)            .12
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net
    investment income)........           (.38)           (.81)          (.81)          (.82)          (.80)           (.18)
  Distributions (from capital
    gains)....................                           (.30)          (.01)
----------------------------------------------------------------------------------------------------------------------------
    Total distributions.......           (.38)          (1.11)          (.82)          (.82)          (.80)           (.18)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $10.10          $10.04          $9.94          $9.88          $9.04           $9.94
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..................          4.45%(3)       12.70%          9.43%         19.12%         -0.92%           1.12%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)..................        $50,514         $39,278        $28,818        $23,471        $12,834          $5,940
Ratio of expenses to average
  net assets (4)..............          0.99%           1.00%          0.93%          1.00%          1.00%           1.00%
Ratio of net investment income
  to average net assets.......          7.58%           8.05%          8.29%          8.62%          8.69%           7.30%
Portfolio turnover rate.......         80.97%         124.23%         62.27%         51.60%         36.67%           0.00%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 15, 1993.
(3)  Not annualized.
(4)  The ratio was 1.02% in 1997, 1.00% in 1996, 1.06% in 1995, 1.19% in 1994
     and 2.03% in 1993, before voluntary reimbursement.

--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT       VALUE(1)
                                         ------------  -------------
COMMON STOCKS (96.9%)
  BUILDING & FORESTRY PRODUCTS (0.9%)
    CHAMPION INTERNATIONAL CORP........       44,200   $   2,174,087
    FORT JAMES CORP....................       40,700       1,811,150
   *OWENS-ILLINOIS, INC................       98,400       4,403,400
                                                       -------------
                                                           8,388,637
                                                       -------------
  BUSINESS & CONSUMER SERVICES (2.0%)
   *CENDANT CORP.......................      190,900       3,985,037
    SERVICE CORPORATION INT'L..........      328,100      14,067,288
                                                       -------------
                                                          18,052,325
                                                       -------------
  CONSUMER DURABLE (0.6%)
    BLACK & DECKER CORP................       93,700       5,715,700
                                                       -------------
  CONSUMER NON-DURABLE (10.0%)
   *COSTCO COS., INC...................      200,000      12,612,500
    DAYTON HUDSON CORP.................      175,100       8,492,350
    LOWE'S COS., INC...................      320,000      12,980,000
    MATTEL, INC........................      369,250      15,623,891
    MCDONALD'S CORP....................      154,900      10,688,100
    TANDY CORP.........................      312,100      16,560,806
    WAL-MART STORES, INC...............      254,800      15,479,100
                                                       -------------
                                                          92,436,747
                                                       -------------
  CONSUMER STAPLES (10.8%)
    AVON PRODUCTS, INC.................       54,100       4,192,750
    COCA-COLA CO.......................      216,000      18,468,000
    FORTUNE BRANDS, INC................      116,000       4,458,750
    GILLETTE CO........................      138,600       7,856,887
   *KROGER CO..........................      150,000       6,431,250
   *MEYER (FRED), INC..................      400,000      17,000,000
    PEPSICO, INC.......................      200,000       8,237,500
    RITE AID CORP......................      294,400      11,058,400
   *SAFEWAY, INC.......................      312,000      12,694,500
    SYSCO CORP.........................      352,300       9,027,688
                                                       -------------
                                                          99,425,725
                                                       -------------
  ENERGY (5.6%)
    BRITISH PETROLEUM CO. PLC ADR......       46,900       4,138,925
    ELF AQUITANE S.A. ADR..............       57,300       4,068,300
    EXXON CORP.........................      203,900      14,540,619
    MOBIL CORP.........................      141,600      10,850,100
    ROYAL DUTCH PETROLEUM CO...........      136,500       7,481,906
    TEXACO, INC........................      182,000      10,863,125
                                                       -------------
                                                          51,942,975
                                                       -------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
  ENERGY SERVICES (1.7%)
    CAMCO INTERNATIONAL, INC...........       60,900   $   4,742,587
    DIAMOND OFFSHORE DRILLING, INC.....       58,500       2,340,000
    SCHLUMBERGER LTD...................       35,000       2,390,938
   *SMITH INTERNATIONAL, INC...........       64,200       2,234,963
    TRANSOCEAN OFFSHORE, INC...........       88,400       3,933,800
                                                       -------------
                                                          15,642,288
                                                       -------------
  ENTERTAINMENT & MEDIA (2.1%)
   *CHANCELLOR MEDIA CORP..............      235,200      11,679,150
    NEW YORK TIMES CO. (CLASS A).......       93,700       7,425,725
                                                       -------------
                                                          19,104,875
                                                       -------------
  FINANCE (16.6%)
    ALLSTATE CORP......................       60,000       5,493,750
    AMERICAN EXPRESS CO................      100,900      11,502,600
    AMERICAN GENERAL CORP..............      165,500      11,781,531
    BANKAMERICA CORP...................      120,000      10,372,500
    CHASE MANHATTAN CORP...............      123,600       9,331,800
    CHUBB CORP.........................      113,000       9,082,375
    CIT GROUP, INC. (CLASS A)..........      150,000       5,625,000
    FANNIE MAE.........................      275,000      16,706,250
    FIRST CHICAGO NBD CORP.............       79,400       7,036,825
    FIRST UNION CORP...................      246,600      14,364,450
    MELLON BANK CORP...................      100,000       6,962,500
    NATIONSBANK CORP...................      208,100      15,919,650
    TRAVELERS GROUP, INC...............      155,000       9,396,875
    TRAVELERS PROPERTY CASUALTY CORP.
     (CLASS A).........................      227,800       9,766,925
    U.S. BANCORP.......................      222,132       9,551,676
                                                       -------------
                                                         152,894,707
                                                       -------------
  HEALTH (14.2%)
    AMERICAN HOME PRODUCTS CORP........      367,000      18,992,250
    BECTON, DICKINSON & CO.............       49,000       3,803,625
   *BOSTON SCIENTIFIC CORP.............      164,900      11,810,962
    BRISTOL-MYERS SQUIBB CO............      140,000      16,091,250
    LILLY (ELI) & CO...................      113,700       7,511,306
    MERCK & CO., INC...................      119,000      15,916,250
    PFIZER, INC........................      245,000      26,628,438
    SCHERING-PLOUGH CORP...............      139,000      12,735,875
    WARNER-LAMBERT CO..................      248,000      17,205,000
                                                       -------------
                                                         130,694,956
                                                       -------------
  MACHINERY & CAPITAL SPENDING (8.0%)
    ALLIED SIGNAL, INC.................      300,700      13,343,563
    EMERSON ELECTRIC CO................      128,000       7,728,000
    GENERAL ELECTRIC CO................      300,000      27,300,000

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    TYCO INTERNATIONAL LTD.............      396,308   $  24,967,404
                                                       -------------
                                                          73,338,967
                                                       -------------
  POLLUTION CONTROL (1.0%)
   *USA WASTE SERVICES, INC............      155,000       7,653,125
    WASTE MANAGEMENT, INC..............       55,000       1,925,000
                                                       -------------
                                                           9,578,125
                                                       -------------
  TECHNOLOGY (17.1%)
    AUTOMATIC DATA PROCESSING, INC.....      142,000      10,348,250
   *BAY NETWORKS, INC..................      417,100      13,451,475
   *CADENCE DESIGN SYSTEMS, INC........      288,300       9,009,375
   *CISCO SYSTEMS, INC.................       47,000       4,326,937
    COMPAQ COMPUTER CORP...............      206,000       5,845,250
    COMPUTER ASSOCIATES INTERNATIONAL,
     INC...............................      161,300       8,962,231
   *COMPUTER SCIENCES CORP.............      245,500      15,712,000
    ERICSSON (L.M.) TELEPHONE CO.
     (CLASS B) ADR.....................      339,600       9,721,050
   *GATEWAY 2000, INC..................      227,600      11,522,250
    INTERNATIONAL BUSINESS MACHINES
     CORP..............................      100,000      11,481,250
    LUCENT TECHNOLOGIES, INC...........      159,000      13,226,813
   *MICROSOFT CORP.....................      239,800      25,988,325
   *STORAGE TECHNOLOGY CORP............       47,400       2,055,975
   *STRUCTURAL DYNAMICS
     RESEARCH CORP.....................      286,400       6,623,000
   *TELLABS, INC.......................      126,400       9,053,400
                                                       -------------
                                                         157,327,581
                                                       -------------
  TRANSPORTATION (0.6%)
   *AMR CORP...........................       66,800       5,561,100
                                                       -------------
  UTILITIES/COMMUNICATIONS (4.4%)
    AMERITECH CORP.....................      100,000       4,487,500
    AT&T CORP..........................       40,200       2,296,425

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    BELL ATLANTIC CORP.................      106,800   $   4,872,750
    MCI COMMUNICATIONS CORP............       69,300       4,028,062
    SBC COMMUNICATIONS, INC............      169,800       6,792,000
    SPRINT CORP........................       59,200       4,173,600
   *WORLDCOM, INC......................      283,700      13,741,719
                                                       -------------
                                                          40,392,056
                                                       -------------
  UTILITIES/ELECTRIC/GAS (1.3%)
    IDAHO POWER CO.....................      236,600       8,192,275
    TEXAS UTILITIES CO.................      100,000       4,162,500
                                                       -------------
                                                          12,354,775
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $703,693,351)...............                  892,851,539
                                                       -------------
REPURCHASE AGREEMENT (3.9%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $36,209,493.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.
     (COST $36,203,710)................  $36,203,710      36,203,710
                                                       -------------
TOTAL INVESTMENTS (100.8%)
 (COST $739,897,061)...................                  929,055,249
RECEIVABLES LESS LIABILITIES (-0.8%)...                   (7,795,824)
                                                       -------------
NET ASSETS (100.0%)....................                $ 921,259,425
                                                       -------------
                                                       -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMON STOCKS (97.3%)
  BUILDING & FORESTRY PRODUCTS (1.5%)
   *OWENS-ILLINOIS, INC................      555,000   $    24,836,250
                                                       ---------------
  BUSINESS & CONSUMER SERVICES (5.9%)
   *CENDANT CORP.......................    1,101,250        22,988,594
   *FISERV, INC........................      450,750        19,142,789
    MCKESSON CORP......................      297,800        24,196,250
    SERVICE CORPORATION INT'L..........      450,000        19,293,750
    SERVICEMASTER CO...................      382,500        14,558,906
                                                       ---------------
                                                           100,180,289
                                                       ---------------
  CONSUMER DURABLE (1.6%)
    BLACK & DECKER CORP................      147,700         9,009,700
    FEDERAL-MOGUL CORP.................      250,000        16,875,000
   *SONIC AUTOMOTIVE, INC..............       50,000           821,875
                                                       ---------------
                                                            26,706,575
                                                       ---------------
  CONSUMER NON-DURABLE (14.2%)
   *ABERCROMBIE & FITCH CO. (CLASS
     A)................................      805,834        35,456,696
    CARNIVAL CORP......................      500,000        19,812,500
    LOWE'S COS., INC...................      454,000        18,415,375
    MATTEL, INC........................      611,700        25,882,556
    MCDONALD'S CORP....................      124,300         8,576,700
   *PAYLESS SHOESOURCE, INC............      400,200        29,489,738
    ROYAL CARIBBEAN CRUISES LTD........      255,000        20,272,500
    TANDY CORP.........................      900,000        47,756,250
    WARNACO GROUP, INC. (CLASS A)......      804,000        34,119,750
                                                       ---------------
                                                           239,782,065
                                                       ---------------
  CONSUMER STAPLES (8.1%)
    FORTUNE BRANDS, INC................      400,000        15,375,000
    GILLETTE CO........................      374,200        21,212,462
    LIBBEY, INC........................      292,000        11,187,250
   *MEYER (FRED), INC..................      263,400        11,194,500
    RITE AID CORP......................      901,850        33,875,741
   *SAFEWAY, INC.......................      655,400        26,666,588
    SYSCO CORP.........................      656,800        16,830,500
                                                       ---------------
                                                           136,342,041
                                                       ---------------
  ENERGY SERVICES (2.2%)
    CAMCO INTERNATIONAL, INC...........      300,900        23,432,587
    DIAMOND OFFSHORE DRILLING, INC.....      350,000        14,000,000
                                                       ---------------
                                                            37,432,587
                                                       ---------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
  ENTERTAINMENT & MEDIA (1.5%)
   *CHANCELLOR MEDIA CORP..............      300,000   $    14,896,875
    NEW YORK TIMES CO. (CLASS A).......      142,900        11,324,825
                                                       ---------------
                                                            26,221,700
                                                       ---------------
  FINANCE (18.9%)
    ALLSTATE CORP......................      271,600        24,868,375
    AMERICAN GENERAL CORP..............      361,800        25,755,637
    AMERICAN INTERNATIONAL GROUP,
     INC...............................      124,225        18,136,850
    BANKAMERICA CORP...................      200,000        17,287,500
    BANKBOSTON CORP....................      300,000        16,687,500
    CHASE MANHATTAN CORP...............      300,000        22,650,000
    CHUBB CORP.........................       84,000         6,751,500
    CIT GROUP, INC. (CLASS A)..........      600,000        22,500,000
    CITICORP...........................      125,000        18,656,250
    FANNIE MAE.........................      456,800        27,750,600
    FIRST UNION CORP...................      300,000        17,475,000
    FREDDIE MAC........................      500,700        23,564,194
   *HELLER FINANCIAL, INC..............      350,000        10,500,000
    MORGAN STANLEY, DEAN WITTER,
     DISCOVER & CO.....................      405,080        37,014,185
    NATIONSBANK CORP...................      380,812        29,132,118
                                                       ---------------
                                                           318,729,709
                                                       ---------------
  HEALTH (13.9%)
    AMERICAN HOME PRODUCTS CORP........      623,900        32,286,825
   *BOSTON SCIENTIFIC CORP.............      475,400        34,050,525
    BRISTOL-MYERS SQUIBB CO............      244,500        28,102,219
    LILLY (ELI) & CO...................      222,100        14,672,481
    MEDTRONIC, INC.....................      150,000         9,562,500
    MERCK & CO., INC...................      195,600        26,161,500
    PFIZER, INC........................      352,300        38,290,606
    SCHERING-PLOUGH CORP...............      186,800        17,115,550
    WARNER-LAMBERT CO..................      501,400        34,784,625
                                                       ---------------
                                                           235,026,831
                                                       ---------------
  MACHINERY & CAPITAL SPENDING (6.9%)
    ALLIEDSIGNAL, INC..................      482,600        21,415,375
    EMERSON ELECTRIC CO................      161,000         9,720,375
    GENERAL ELECTRIC CO................      339,000        30,849,000
    TYCO INTERNATIONAL LTD.............      861,354        54,265,302
                                                       ---------------
                                                           116,250,052
                                                       ---------------
  POLLUTION CONTROL (0.8%)
   *USA WASTE SERVICES, INC............      155,700         7,687,688

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
    WASTE MANAGEMENT, INC..............      175,000   $     6,125,000
                                                       ---------------
                                                            13,812,688
                                                       ---------------
  TECHNOLOGY (19.3%)
   *BAY NETWORKS, INC..................      572,100        18,450,225
   *CADENCE DESIGN SYSTEMS, INC........      503,000        15,718,750
   *CISCO SYSTEMS, INC.................      590,700        54,381,319
    COMPAQ COMPUTER CORP...............      382,200        10,844,925
    COMPUTER ASSOCIATES INTERNATIONAL,
     INC...............................      350,850        19,494,103
   *COMPUTER SCIENCES CORP.............      533,200        34,124,800
   *EMC CORP...........................      300,300        13,457,194
    ERICSSON (L.M.) TELEPHONE CO.
     (CLASS B) ADR.....................      741,800        21,234,025
   *GATEWAY 2000, INC..................      470,500        23,819,062
    LUCENT TECHNOLOGIES, INC...........      269,600        22,427,350
   *MICROSOFT CORP.....................      500,000        54,187,500
   *STORAGE TECHNOLOGY CORP............       87,800         3,808,325
   *STRUCTURAL DYNAMICS RESEARCH
     CORP..............................      387,400         8,958,625
   *TELLABS, INC.......................      358,100        25,648,913
                                                       ---------------
                                                           326,555,116
                                                       ---------------
  TRANSPORTATION (0.3%)
    CNF TRANSPORTATION, INC............      100,000         4,250,000
                                                       ---------------
  UTILITIES/COMMUNICATIONS (2.2%)
    MCI COMMUNICATIONS CORP............      200,000        11,625,000

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
    SPRINT CORP........................      109,400   $     7,712,700
   *WORLDCOM, INC......................      383,500        18,575,781
                                                       ---------------
                                                            37,913,481
                                                       ---------------
    TOTAL COMMON STOCKS
     (COST $1,141,868,701).............                  1,644,039,384
                                                       ---------------
REPURCHASE AGREEMENT (2.1%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $35,179,637
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.
     (COST $35,174,019)................  $35,174,019        35,174,019
                                                       ---------------
TOTAL INVESTMENTS (99.4%)
 (COST $1,177,042,720).................                  1,679,213,403
RECEIVABLES LESS LIABILITIES (0.6%)....                     11,144,538
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,690,357,941
                                                       ---------------
                                                       ---------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (93.8%)
  BELGIUM (0.5%)
   *LERNOUT & HAUSPIE SPEECH PRODUCTS
     NV (BUSINESS SERVICES)............      13,800   $     823,687
                                                      -------------
  BRAZIL (0.3%)
    CIA TECIDOS DO NORTE DE MINAS SA
     (TEXTILES)........................   1,973,067         443,578
                                                      -------------
  CANADA (2.6%)
    BANK OF MONTREAL (BANKING).........       6,800         374,643
    BOMBARDIER, INC. (CLASS B)
     (MANUFACTURING -
     DIVERSIFIED INDS.)................      25,000         680,179
    CANADIAN NATIONAL RAILWAY CO.
     (TRANSPORTATION)..................       8,500         452,115
   *DANIER LEATHER, INC. (RETAIL)......      47,800         292,613
   *NEWBRIDGE NETWORKS CORP.
     (ELECTRONICS).....................      15,000         358,625
    NORTHERN TELECOM LTD.
     (ELECTRONICS).....................      14,000         794,178
   *POCO PETROLEUMS LTD. (OIL
     EXPLORATION & PRODUCTION).........      42,000         411,373
    SUNCOR ENERGY, INC. (OIL
     EXPLORATION & PRODUCTION).........      18,000         612,162
                                                      -------------
                                                          3,975,888
                                                      -------------
  CHILE (0.5%)
    DISTRIBUCION Y SERVICIO D&S SA, ADR
     (RETAIL)..........................      50,000         750,000
                                                      -------------
  FINLAND (2.8%)
    FINNLINES OYJ (TRANSPORTATION).....      17,000       1,054,590
    HARTWALL OY AB (SERIES A) (FOOD &
     BEVERAGES)........................      10,000         321,121
    MERITA PLC (CLASS A) (BANKING).....     280,000       1,849,365
    TIETO CORP. (CLASS B)
     (BUSINESS SERVICES)...............       8,100         616,279
    YIT-YHTYMA OYJ (CONSTRUCTION)......      31,400         504,160
                                                      -------------
                                                          4,345,515
                                                      -------------
  FRANCE (10.3%)
    ALCATEL ALSTHOM SA (ELECTRONICS)...       5,700       1,160,783
   *ALSTOM SA (MACHINERY & CAPITAL
     SPENDING).........................      20,000         658,417
    BANQUE NATIONALE DE PARIS
     (BANKING).........................       4,000         326,893

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    CIE DE SAINT GOBAIN SA (BUILDING
     MATERIALS)........................       4,184   $     775,917
    FRANCE TELECOM SA, ADR (UTILITIES -
     COMMUNICATION)....................      39,000       2,712,937
    L'OREAL SA (CONSUMER PRODUCTS).....       4,000       2,225,384
    PARIBAS SA (BANKING)...............       6,000         642,205
   *RENAULT SA (MOTOR VEHICLES &
     PARTS)............................      50,000       2,844,594
   *RHODIA SA (CHEMICALS)..............      10,000         278,917
    SCHNEIDER SA (ELECTRICAL
     EQUIPMENT)........................      13,000       1,036,808
    SODEXHO ALLIANCE SA
     (FOOD & BEVERAGES)................       4,000         756,353
    SYNTHELABO SA (PHARMACEUTICALS)....       3,600         607,464
    TOTAL SA (CLASS B) (OIL EXPLORATION
     & PRODUCTION).....................       6,200         806,181
    VIVENDI SA (UTILITIES).............       4,700       1,003,788
                                                      -------------
                                                         15,836,641
                                                      -------------
  GERMANY (6.1%)
    ALLIANZ AG (INSURANCE).............       3,000       1,000,610
   *ALLIANZ AG (NEW) (INSURANCE).......          88          29,107
    DEUTSCHE BANK AG (BANKING).........      12,500       1,057,724
    MANNESMANN AG (MACHINERY & CAPITAL
     SPENDING).........................      34,000       3,497,283
    RWE AG (MANUFACTURING - DIVERSIFIED
     INDS.)............................      12,000         710,658
    THYSSEN AG (METALS, MINING &
     STEEL)............................       6,000       1,527,115
    VOLKSWAGEN AG (MOTOR
     VEHICLES & PARTS).................       1,615       1,560,910
                                                      -------------
                                                          9,383,407
                                                      -------------
  GREECE (0.3%)
   *STET HELLAS TELECOMMUNICATIONS SA,
     ADR (UTILITIES - COMMUNICATION)...      10,000         415,000
                                                      -------------
  HUNGARY (0.2%)
   *GEDEON RICHTER LTD., GDR
     (PHARMACEUTICALS).................       4,000         319,000
                                                      -------------
  INDIA (1.8%)
    BAJAJ AUTO LTD., GDR (MOTOR
     VEHICLES & PARTS).................      30,000         400,500
    BANK OF BARODA LTD. (BANKING)......     271,000         536,815
    INDIAN HOTELS CO., LTD., THE, GDR
     (ENTERTAINMENT & LEISURE).........      37,000         286,750

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       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    INDUSTRIAL CREDIT & INVESTMENT
     CORP. OF INDIA LTD., THE, GDR
     (FINANCIAL SERVICES)..............      30,000   $     304,125
    INFOSYS TECHNOLOGIES LTD. (BUSINESS
     SERVICES).........................      15,200         793,592
    MAHINDRA & MAHINDRA LTD. (MOTOR
     VEHICLES & PARTS).................      70,000         358,847
                                                      -------------
                                                          2,680,629
                                                      -------------
  IRELAND (1.1%)
    BANK OF IRELAND PLC (BANKING)......      42,000         863,687
    IRISH LIFE PLC (INSURANCE).........      87,500         816,492
                                                      -------------
                                                          1,680,179
                                                      -------------
  ITALY (4.5%)
    ALLEANZA ASSICURAZIONI S.P.A
     (INSURANCE).......................      53,000         706,309
    CREDITO ITALIANO S.P.A (BANKING)...     488,500       2,539,101
    FIAT S.P.A (MOTOR VEHICLES &
     PARTS)............................     266,000       1,167,856
    LA RINASCENTE S.P.A (RETAIL).......      74,000         723,097
    TELECOM ITALIA S.P.A, ADR
     (UTILITIES - COMMUNICATION).......      22,800       1,675,800
                                                      -------------
                                                          6,812,163
                                                      -------------
  JAPAN (16.4%)
    AIWA CO., LTD. (ELECTRONICS).......      18,000         564,854
    BANK OF TOKYO-MITSUBISHI LTD., ADR,
     THE (BANKING).....................     240,100       2,641,100
    BANYU PHARMACEUTICAL CO., LTD.
     (PHARMACEUTICALS).................      65,000         703,362
    BRIDGESTONE CORP. (MOTOR VEHICLES &
     PARTS)............................      32,000         757,178
    ITO-YOKADO CO., LTD. (RETAIL)......      16,000         753,715
    ITO-YOKADO CO., LTD., ADR
     (RETAIL)..........................      20,000         950,000
    KAO CORP. (CONSUMER PRODUCTS)......      65,000       1,003,463
    KEYENCE CORP. (ELECTRONICS)........       4,600         501,082
    KOMATSU LTD. (MACHINERY & CAPITAL
     SPENDING).........................     143,000         695,296
    MABUCHI MOTOR CO., LTD. (ELECTRICAL
     EQUIPMENT)........................      16,000       1,015,726
    MITSUBISHI ESTATE CO., LTD. (REAL
     ESTATE)...........................      70,000         616,073

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    NINTENDO CO., LTD. (ENTERTAINMENT &
     LEISURE)..........................       5,000   $     463,497
    NIPPON TELEGRAPH & TELEPHONE CORP.
     (UTILITIES - COMMUNICATION).......       1,610       1,335,666
    NOMURA SECURITIES CO., LTD., THE
     (FINANCIAL SERVICES)..............     152,000       1,770,884
    NTT DATA CORP. (BUSINESS
     SERVICES).........................          16         578,271
    ROHM CO., LTD. (ELECTRONICS).......      13,000       1,336,387
    SANWA BANK LTD., THE (BANKING).....     118,000       1,056,399
    SEKISUI HOUSE LTD.
     (CONSTRUCTION)....................     112,000         868,562
    SEVEN-ELEVEN JAPAN CO., LTD.
     (RETAIL)..........................       3,000         178,762
    SONY CORP. (ELECTRONICS)...........      16,000       1,379,310
    SONY CORP., ADR (ELECTRONICS)......      17,000       1,463,062
    TAKEDA CHEMICAL INDS., LTD.
     (PHARMACEUTICALS).................      41,000       1,091,401
    TOKIO MARINE & FIRE INSURANCE CO.,
     LTD., THE (INSURANCE).............     130,000       1,337,325
    TORAY INDUSTRIES, INC.
     (CHEMICALS).......................      65,000         337,614
    TOYOTA MOTOR CORP. (MOTOR VEHICLES
     & PARTS)..........................      50,000       1,294,907
    TRANS COSMOS, INC. (BUSINESS
     SERVICES).........................      18,000         433,704
                                                      -------------
                                                         25,127,600
                                                      -------------
  MEXICO (1.1%)
   *INDUSTRIAS CH SA (SERIES B)
     (METALS, MINING & STEEL)..........     280,000         906,946
    TUBOS DE ACERO DE MEXICO SA, ADR
     (METALS, MINING & STEEL)..........      60,000         768,750
                                                      -------------
                                                          1,675,696
                                                      -------------
  NETHERLANDS (5.8%)
    ABN AMRO HOLDING NV (BANKING)......      32,524         761,506
    AEGON NV (INSURANCE)...............      51,984       4,525,907
    AKZO NOBEL NV (CHEMICALS)..........       4,800       1,067,664
    ROYAL PHILIPS ELECTRONICS NV
     (ELECTRONICS).....................      20,000       1,682,243
    VEDIOR NV (CERTIFICATES) (BUSINESS
     SERVICES).........................      13,004         367,796
    VENDEX NV (RETAIL).................      13,178         495,876
                                                      -------------
                                                          8,900,992
                                                      -------------

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       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
  NORWAY (1.1%)
    NARVESEN ASA (RETAIL)..............       9,000   $     187,867
    TOMRA SYSTEMS ASA (MACHINERY &
     CAPITAL SPENDING).................      49,000       1,470,320
                                                      -------------
                                                          1,658,187
                                                      -------------
  POLAND (0.2%)
   *MOSTOSTAL-WARSZAWA SA, GDR
     (CONSTRUCTION)....................      34,800         241,860
                                                      -------------
  SPAIN (7.3%)
    AZKOYEN SA (MANUFACTURING -
     CONSUMER PRODUCTS)................       4,000         621,816
    BANCO BILBAO VIZCAYA SA
     (BANKING).........................      64,000       3,289,876
    DRAGADOS Y CONSTRUCCIONES SA
     (CONSTRUCTION)....................      59,000       1,892,162
    METROVACESA SA (REAL ESTATE).......      35,000       1,031,026
    TELEFONICA DE ESPANA SA, ADR
     (UTILITIES - COMMUNICATION).......      16,363       2,275,480
   *TELEPIZZA SA (RESTAURANTS).........     130,000       1,379,817
    VALLEHERMOSO SA (REAL ESTATE)......      20,000         736,773
                                                      -------------
                                                         11,226,950
                                                      -------------
  SWEDEN (2.8%)
    ASSA ABLOY AB (CLASS B)
     (MANUFACTURING - DIVERSIFIED
     INDS.)............................      23,000         904,024
    BILSPEDITION TRANSPORT & LOGISTICS
     (BTL) AB (TRANSPORTATION).........      86,000         462,563
    ICB SHIPPING AB (CLASS B)
     (TRANSPORTATION)..................      63,000         568,706
    MUNTERS AB (MANUFACTURING -
     CONSUMER PRODUCTS)................      74,300         810,444
   *N&T ARGONAUT AB (CLASS B)
     (TRANSPORTATION)..................     320,000         441,324
    SKANDIA INSURANCE CO., LTD.
     (INSURANCE).......................      61,000         871,866
    SPECTRA-PHYSICS AB (CLASS A)
     (ELECTRONICS).....................      14,000         223,796
                                                      -------------
                                                          4,282,723
                                                      -------------
  SWITZERLAND (4.0%)
    CREDIT SUISSE GROUP (REGISTERED)
     (FINANCIAL SERVICES)..............       6,500       1,447,542

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
   *GRETAG IMAGING GROUP (REGISTERED)
     (MACHINERY & CAPITAL SPENDING)....       7,000   $     672,055
    NOVARTIS AG (BEARER)
     (PHARMACEUTICALS).................       1,500       2,500,165
   *SAIA-BURGESS ELECTRONICS AG
     (REGISTERED) (ELECTRONICS)........       2,700         726,889
    UBS AG (REGISTERED) (BANKING)......       2,000         744,309
                                                      -------------
                                                          6,090,960
                                                      -------------
  THAILAND (0.2%)
   *BANGKOK BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKING)...............     160,000         197,156
    THAI FARMERS BANK PUBLIC CO., LTD.
     (FOREIGN) (BANKING)...............     175,000         154,473
                                                      -------------
                                                            351,629
                                                      -------------
  UNITED KINGDOM (23.9%)
    BANK OF SCOTLAND PLC (BANKING).....      86,000         962,421
    BARCLAYS PLC (BANKING).............      50,639       1,459,395
    BRITISH AEROSPACE PLC
     (AIRCRAFT & AEROSPACE)............     240,924       1,844,322
    BRITISH PETROLEUM CO. PLC (OIL
     EXPLORATION & PRODUCTION).........      56,561         824,465
    BRITISH SKY BROADCASTING GROUP PLC
     (MEDIA)...........................     105,000         753,887
    BRITISH TELECOMMUNICATIONS PLC
     (UTILITIES - COMMUNICATION).......     210,000       2,591,761
    CADBURY SCHWEPPES PLC (FOOD &
     BEVERAGES)........................      54,000         835,318
    COMPASS GROUP PLC (RESTAURANTS)....     320,000       3,677,165
   *COMPUTACENTER PLC (BUSINESS
     SERVICES).........................     100,000       1,249,182
    ELECTROCOMPONENTS PLC
     (ELECTRONICS).....................      86,469         677,801
    GKN PLC (MOTOR VEHICLES & PARTS)...      58,000         738,552
    GLAXO WELLCOME PLC
     (PHARMACEUTICALS).................      86,000       2,580,320
    GRANADA GROUP PLC (ENTERTAINMENT &
     LEISURE)..........................      60,975       1,120,669
    HAYS PLC (BUSINESS SERVICES).......     120,000       2,011,367
   *ICON PLC, ADR (PHARMACEUTICALS)....       9,000         227,250
    MISYS PLC (BUSINESS SERVICES)......      15,000         851,829

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    NATIONAL WESTMINSTER BANK PLC
     (BANKING).........................      93,000   $   1,661,179
    NEXT PLC (RETAIL)..................      80,000         687,134
    PEARSON PLC (MEDIA)................      70,000       1,281,871
    RAILTRACK GROUP PLC
     (TRANSPORTATION)..................      80,000       1,959,999
    ROBERT WALTERS PLC (BUSINESS
     SERVICES).........................      54,000         376,456
    SELECT APPOINTMENTS HOLDINGS PLC
     (BUSINESS SERVICES)...............      54,000         765,520
    SIEBE PLC (MACHINERY & CAPITAL
     SPENDING).........................      72,295       1,443,266
   *SMALLWORLDWIDE PLC, ADR (BUSINESS
     SERVICES).........................      19,000         553,375
    SMITHKLINE BEECHAM PLC
     (PHARMACEUTICALS).................     201,072       2,453,070
    VODAFONE GROUP PLC (UTILITIES -
     COMMUNICATION)....................      80,000       1,014,689
    WETHERSPOON, J.D. PLC
     (RESTAURANTS).....................     140,000         682,964
    WPP GROUP PLC (MEDIA)..............     200,000       1,310,057
                                                      -------------
                                                         36,595,284
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $108,696,027)...............                 143,617,568
                                                      -------------
PREFERRED STOCKS (1.4%)
  BRAZIL (0.1%)
    DIXIE TOGA SA (CONTAINERS).........     437,500         185,365
    EMPRESA NACIONAL DE COMERCIO REDITO
     E PARTICIPACOES SA (TEXTILES).....   1,195,000           2,997
                                                      -------------
                                                            188,362
                                                      -------------
  GERMANY (1.3%)
    PORSCHE AG (MOTOR VEHICLES &
     PARTS)............................         700       2,018,410
                                                      -------------
    TOTAL PREFERRED STOCKS
     (COST $1,091,140).................                   2,206,772
                                                      -------------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
WARRANT (0.3%)
  FRANCE (0.3%)
   *VIVENDI SA (05/02/2001) (UTILITIES)
     (COST $129,829)...................     220,000   $     433,099
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $109,916,996)...............                 146,257,439
                                                      -------------
REPURCHASE AGREEMENT (4.3%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $6,608,619.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.
     (COST $6,607,564).................  $6,607,564       6,607,564
                                                      -------------
TOTAL INVESTMENTS (99.8%)
 (COST $116,524,560)...................                 152,865,003
CASH AND RECEIVABLES LESS LIABILITIES
 (0.2%)................................                     229,038
                                                      -------------
NET ASSETS (100%)......................               $ 153,094,041
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMON STOCKS (92.5%)
  BUILDING & FORESTRY PRODUCTS (1.6%)
    LONGVIEW FIBRE CO..................    1,215,000   $    17,313,750
                                                       ---------------
  BUSINESS & CONSUMER SERVICES (14.5%)
   *ADMINISTAFF, INC...................      335,000        15,451,875
   *CSG SYSTEMS INTERNATIONAL, INC.....      200,000         9,375,000
    DENTSPLY INTERNATIONAL, INC........      250,000         6,250,000
   *FISERV, INC........................      555,000        23,570,156
    MCKESSON CORP......................      250,000        20,312,500
    MEREDITH CORP......................      200,000         9,387,500
   *NOVACARE EMPLOYEE SERVICES, INC....      500,000         4,750,000
   *PROFESSIONAL DETAILING, INC........      200,000         4,975,000
   *ROMAC INTERNATIONAL, INC...........      465,000        14,124,375
    SERVICE CORPORATION INT'L..........      570,000        24,438,750
    SERVICEMASTER CO...................      450,000        17,128,125
    UNITOG CO..........................      450,000         9,900,000
                                                       ---------------
                                                           159,663,281
                                                       ---------------
  CONSUMER DURABLE (2.0%)
   *FURNITURE BRANDS INTERNATIONAL,
     INC...............................      765,000        21,467,812
                                                       ---------------
  CONSUMER NON-DURABLE (24.4%)
   *ABERCROMBIE & FITCH CO. (CLASS
     A)................................      800,000        35,200,000
  +*ANNTAYLOR STORES CORP..............    1,400,000        29,662,500
   *BED, BATH & BEYOND, INC............      390,000        20,206,875
   *BRINKER INTERNATIONAL, INC.........      175,000         3,368,750
   +CROWN CRAFTS, INC..................      544,800         8,376,300
  +*GADZOOKS, INC......................      710,000        19,569,375
   *HELEN OF TROY LTD..................      400,000         8,800,000
   *LANDRY'S SEAFOOD RESTAURANTS,
     INC...............................    1,000,000        18,093,750
   *LINENS 'N THINGS, INC..............      400,000        12,225,000
   *OUTBACK STEAKHOUSE, INC............      100,000         3,900,000
   *PAPA JOHN'S INTERNATIONAL, INC.....      380,000        14,986,250
    PILLOWTEX CORP.....................      360,000        14,445,000
   *PLANET HOLLYWOOD INTERNATIONAL,
     INC. (CLASS A)....................    1,300,000         9,100,000
   *RESTORATION HARDWARE, INC..........       25,000           628,125
    ST. JOHN KNITS, INC................      610,000        23,561,250
  +*VANS, INC..........................      815,000         7,895,313
   *WESTPOINT STEVENS, INC.............      650,000        21,450,000
   *WILLIAMS-SONOMA, INC...............      500,000        15,906,250
                                                       ---------------
                                                           267,374,738
                                                       ---------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
  CONSUMER STAPLES (12.7%)
    AMERICAN STORES CO.................    1,815,000   $    43,900,313
    HANNAFORD BROTHERS CO..............      300,000        13,200,000
   *KROGER CO..........................      440,000        18,865,000
   *MEYER (FRED), INC..................      700,000        29,750,000
   *SAFEWAY, INC.......................      500,000        20,343,750
   *WHOLE FOODS MARKET, INC............      225,000        13,612,500
                                                       ---------------
                                                           139,671,563
                                                       ---------------
  ENERGY (1.0%)
   *TRITON ENERGY LTD..................      294,000        10,492,125
                                                       ---------------
  ENERGY SERVICES (1.4%)
   *BJ SERVICES CO.....................      531,000        15,432,188
                                                       ---------------
  FINANCE (3.6%)
    HARTFORD LIFE, INC. (CLASS A)......      150,000         8,540,625
   *REINSURANCE GROUP OF AMERICA (CLASS
     A)................................      200,000        10,262,500
    TRAVELERS PROPERTY CASUALTY CORP.
     (CLASS A).........................      360,000        15,435,000
    UNUM CORP..........................      100,000         5,550,000
                                                       ---------------
                                                            39,788,125
                                                       ---------------
  HEALTH (13.2%)
   *AMERICAN ONCOLOGY
     RESOURCES, INC....................      750,000         9,164,062
   *CYTYC CORP.........................      510,000         8,319,375
   *ESC MEDICAL SYSTEMS LTD............      730,000        24,637,500
   *INHALE THERAPEUTIC SYSTEMS.........      300,000         7,425,000
    MENTOR CORP........................      320,000         7,760,000
    OMNICARE, INC......................      200,000         7,625,000
   *PAREXEL INTERNATIONAL CORP.........      330,000        12,003,750
  +*RESMED, INC........................      505,000        23,009,063
   *SEROLOGICALS CORP..................      350,000        11,287,500
   *SHIRE PHARMACEUTICALS GROUP PLC
     ADR...............................      250,000         5,343,750
   *SOFAMOR DANEK GROUP, INC...........      100,000         8,656,250
   *TRANSKARYOTIC THERAPIES, INC.......      200,000         5,150,000
   *WATSON PHARMACEUTICALS, INC........      300,000        14,006,250
                                                       ---------------
                                                           144,387,500
                                                       ---------------
  MACHINERY & CAPITAL SPENDING (1.0%)
    APPLIED POWER, INC. (CLASS A)......      200,000         6,875,000
    GENERAL CABLE CORP.................      150,000         4,331,250
                                                       ---------------
                                                            11,206,250
                                                       ---------------
  METAL MINING & STEEL (1.1%)
   *GETCHELL GOLD CORP.................      780,000        11,992,500
                                                       ---------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
  POLLUTION CONTROL (6.0%)
   *AIR & WATER TECHNOLOGIES CORP.
     (CLASS A).........................    2,300,000   $     7,187,500
   *ALLIED WASTE INDUSTRIES, INC.......      500,000        12,000,000
   *CUNO, INC..........................      360,000         7,785,000
   *ESCO ELECTRONICS CORP..............      360,000         6,840,000
   *IONICS, INC........................      360,000        13,275,000
  +*OSMONICS, INC......................      977,300        11,666,519
   *U.S. FILTER CORP...................      250,000         7,015,625
                                                       ---------------
                                                            65,769,644
                                                       ---------------
  TECHNOLOGY (6.7%)
    ADOBE SYSTEMS, INC.................      200,000         8,487,500
   *ADVANCED FIBRE COMMUNICATIONS,
     INC...............................      152,000         6,089,500
   *COMPUTER HORIZONS CORP.............       30,000         1,111,875
   *EDWARDS (J.D.) & CO................      146,000         6,268,875
   *HNC SOFTWARE, INC..................       88,600         3,615,987
   *INTERNATIONAL NETWORK SERVICES.....      171,000         7,011,000
   *KEANE, INC.........................      120,000         6,720,000
   *NETWORK APPLIANCE, INC.............      158,300         6,163,806
   *SAVILLE SYSTEMS PLC ADR............      133,000         6,666,625
   *SS&C TECHNOLOGIES, INC.............       15,000           341,250
   *STORAGE TECHNOLOGY CORP............       16,400           711,350
    TEXAS INSTRUMENTS, INC.............      100,000         5,831,250
   *UNIPHASE CORP......................      113,000         7,094,281
   *WIND RIVER SYSTEMS, INC............       54,500         1,955,188
   *3COM CORP..........................      185,000         5,677,188
                                                       ---------------
                                                            73,745,675
                                                       ---------------
  TRANSPORTATION (2.2%)
  +*CELADON GROUP, INC.................      500,000         9,500,000
   *RENO AIR, INC......................      500,000         3,468,750
   *TRANS WORLD AIRLINES, INC..........    1,135,000        11,775,625
                                                       ---------------
                                                            24,744,375
                                                       ---------------
  UTILITIES/ELECTRIC/GAS (1.1%)
    UNITED WATER RESOURCES, INC........      650,000        11,700,000
                                                       ---------------
    TOTAL COMMON STOCKS
     (COST $879,519,314)...............                  1,014,749,526
                                                       ---------------

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
WARRANT (0.0%)
  POLLUTION CONTROL (0.0%)
   *AIR & WATER TECHNOLOGIES CORP.
     (03/11/2001)
     (COST $272,842)...................      300,140   $       337,657
                                                       ---------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $879,792,156)...............                  1,015,087,183
                                                       ---------------
REPURCHASE AGREEMENTS (8.8%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $56,543,482.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.............  $56,534,452        56,534,452
    J.P. MORGAN SECURITIES, INC. 5.830%
     DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $40,006,389.
     COLLATERALIZED BY
     U.S. TREASURY NOTES
     5.625% TO 6.750%
     DUE 04/30/2000 TO 12/31/2002......   40,000,000        40,000,000
                                                       ---------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $96,534,452)................                     96,534,452
                                                       ---------------
TOTAL INVESTMENTS (101.3%)
 (COST $976,326,608)...................                  1,111,621,635
RECEIVABLES LESS LIABILITIES (-1.3%)...                    (14,098,322)
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,097,523,313
                                                       ---------------
                                                       ---------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

 +   Affiliated issuers (Note 1).

                  The accompanying notes are an integral part
                          of the financial statements.

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (90.6%)
  BUILDING & FORESTRY PRODUCTS (2.8%)
    MARTIN MARIETTA MATERIALS, INC.....      58,000   $   2,610,000
    SOUTHDOWN, INC.....................      17,000       1,213,375
                                                      -------------
                                                          3,823,375
                                                      -------------
  BUSINESS & CONSUMER SERVICES (11.8%)
   *ASYMETRIX LEARNING SYSTEMS, INC....      41,900         379,719
    COGNIZANT CORP.....................      19,855       1,250,865
   *DOLLAR THRIFTY AUTOMOTIVE GROUP,
     INC...............................      38,000         503,500
   *FAMILY GOLF CENTERS, INC...........      74,250       1,879,453
    G & K SERVICES, INC. (CLASS A).....      33,300       1,452,713
   *ITT EDUCATIONAL SERVICES, INC......      71,500       2,305,875
   *LAMALIE ASSOCIATES, INC............       3,000          55,125
   *NEFF CORP..........................      27,500         319,688
   *PMT SERVICES, INC..................     125,000       3,179,687
   *PROFIT RECOVERY GROUP
     INTERNATIONAL, INC................      55,400       1,547,737
   *ROMAC INTERNATIONAL, INC...........      50,000       1,518,750
    SELECT APPOINTMENTS
     HOLDINGS PLC ADR..................      33,000         973,500
   *U.S. RENTALS, INC..................      16,000         631,000
   *UNITED ROAD SERVICES, INC..........      22,000         420,750
                                                      -------------
                                                         16,418,362
                                                      -------------
  CONSUMER DURABLE (3.9%)
   *CHAMPION ENTERPRISES, INC..........      56,300       1,646,775
   *COASTCAST CORP.....................      60,000       1,080,000
    KAUFMAN & BROAD HOME CORP..........      25,000         793,750
    WATSCO, INC........................      55,500       1,952,906
                                                      -------------
                                                          5,473,431
                                                      -------------
  CONSUMER NON-DURABLE (10.1%)
   *BED, BATH & BEYOND, INC............      12,200         632,113
   *BON-TON STORES, INC................      63,500       1,019,969
   *BUILDING MATERIALS
     HOLDING CORP......................      61,300         846,706
    CKE RESTAURANTS, INC...............      71,380       2,944,425
   *CAVANAUGHS HOSPITALITY CORP........      16,000         209,000
   *COLUMBIA SPORTSWEAR CO.............      12,000         228,000
   *COST PLUS, INC.....................      61,000       1,814,750
   *GIBSON GREETINGS, INC..............      45,500       1,137,500
    INTRAWEST CORP.....................      42,000         837,375
   *MAXWELL SHOE CO., INC. (CLASS A)...      43,000         854,625
   *OMEGA PROTEIN CORP.................      13,000         208,000
   *SMED INTERNATIONAL, INC............      33,000         594,000

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
   *WILLIAMS-SONOMA, INC...............      84,200   $   2,678,612
                                                      -------------
                                                         14,005,075
                                                      -------------
  ENERGY (2.4%)
   *MERIDIAN RESOURCE CORP.............      75,000         529,688
   *OCEAN ENERGY, INC..................      38,720         757,460
   *SWIFT ENERGY CO....................      85,000       1,354,687
   *TESORO PETROLEUM CORP..............      43,500         690,563
                                                      -------------
                                                          3,332,398
                                                      -------------
  ENERGY SERVICES (2.3%)
   *HANOVER COMPRESSOR CO..............      77,000       2,083,812
   *TUBOSCOPE, INC.....................      37,000         730,750
   *WILLBROS GROUP, INC................      27,000         421,875
                                                      -------------
                                                          3,236,437
                                                      -------------
  FINANCE (4.1%)
   *INSIGNIA FINANCIAL GROUP, INC.
     (CLASS A).........................      60,000       1,470,000
    NORTH FORK BANCORP, INC............      57,150       1,396,603
    STIRLING COOKE BROWN
     HOLDINGS LTD......................      25,400         714,375
    TCF FINANCIAL CORP.................      20,100         592,950
   *WILSHIRE FINANCIAL SERVICES GROUP,
     INC...............................      61,000       1,448,750
                                                      -------------
                                                          5,622,678
                                                      -------------
  FOOD & HOUSEHOLD PRODUCTS (0.9%)
   *AURORA FOODS, INC..................      56,000       1,183,000
                                                      -------------
  HEALTH (22.0%)
   *ACCESS HEALTH, INC.................      45,400       1,157,700
   *ASSISTED LIVING CONCEPTS, INC......      47,000         810,750
   *BALANCE BAR CO.....................      54,700         786,313
   *BARR LABORATORIES, INC.............      70,000       2,782,500
   *CARDIAC PATHWAYS CORP..............      95,000         676,875
   *CONCENTRA MANAGED CARE, INC........      96,000       2,496,000
   *COVANCE, INC.......................      60,000       1,402,500
   *ESC MEDICAL SYSTEMS LTD............      91,250       3,079,687
   *HEALTH MANAGEMENT
     SYSTEMS, INC......................      75,000         843,750
   *HEALTHCARE RECOVERIES, INC.........      52,500       1,036,875
   *ICON PLC - SPONSORED ADR...........      28,800         727,200
   *IDEXX LABORATORIES, INC............      60,000       1,492,500
   *INHALE THERAPEUTIC SYSTEMS.........      37,400         925,650
   *INTELLIGENT POLYMERS LTD.
     (UNITS - EACH UNIT CONSISTS OF
     1 SHARE & 1 WARRANT)..............      33,000         668,250
    JONES PHARMA, INC..................      83,500       2,765,937

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
   *LIGAND PHARMACEUTICALS, INC. (CLASS
     B)................................      73,897   $     951,424
   *MEDCO RESEARCH, INC................      48,000       1,224,000
   *NEUREX CORP........................      49,000       1,488,375
   *SOMNUS MEDICAL TECHNOLOGIES,
     INC...............................      80,000         655,000
   *SPIROS DEVELOPMENT CORP. II
     (UNITS - 1 CALLABLE COMMON SHARE
     OF SPIROS & 1 WARRANT OF DURABLE
     PHARMACEUTICALS)..................      30,000         483,750
   *THERMO CARDIOSYSTEMS, INC..........      50,000       1,137,500
   *TRANSKARYOTIC THERAPIES, INC.......      45,000       1,158,750
   *UNIVERSAL HEALTH SERVICES, INC.
     (CLASS B).........................       9,500         554,563
   *WATSON PHARMACEUTICALS, INC........      25,400       1,185,862
                                                      -------------
                                                         30,491,711
                                                      -------------
  MACHINERY CAPITAL SPENDING (1.6%)
    GERBER SCIENTIFIC, INC.............      60,000       1,365,000
   *MORRISON KNUDSEN CORP..............      64,000         900,000
                                                      -------------
                                                          2,265,000
                                                      -------------
  MEDIA & ENTERTAINMENT (0.5%)
    NELSON (THOMAS), INC...............      51,000         682,125
                                                      -------------
  METALS & MINING (1.0%)
    OREGON STEEL MILLS, INC............      76,000       1,415,500
                                                      -------------
  POLLUTION CONTROL (1.1%)
   *ALLIED WASTE INDUSTRIES, INC.......      63,500       1,524,000
                                                      -------------
  TECHNOLOGY (22.5%)
   *ACTEL CORP.........................     100,000       1,075,000
   *ACXIOM CORP........................      80,000       1,995,000
   *AMERICAN MANAGEMENT
     SYSTEMS, INC......................      98,000       2,933,875
   *ASCEND COMMUNICATIONS, INC.........      52,000       2,577,250
   *AXENT TECHNOLOGIES, INC............      49,800       1,525,125
   *CERNER CORP........................     105,800       2,995,462
   *CYMER, INC.........................      11,000         177,375
   *DAVOX CORP.........................      10,900         238,438
   *DOCUMENTUM, INC....................      11,900         571,200
   *ETEC SYSTEMS, INC..................       6,500         228,719
   *ENGINEERING ANIMATION, INC.........      33,600       2,049,600
   *HNC SOFTWARE, INC..................      57,000       2,326,312
   *HYPERION SOFTWARE CORP.............      62,400       1,778,400
   *INFINIUM SOFTWARE, INC.............      50,000         693,750
   *MICROS SYSTEMS, INC................      71,200       2,356,275
   *NETWORK APPLIANCE, INC.............      40,000       1,557,500

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
   *OBJECTIVE SYSTEMS INTEGRATORS,
     INC...............................      90,000   $     663,750
   *PEERLESS SYSTEMS CORP..............      37,000         767,750
   *PLATINUM SOFTWARE CORP.............     103,600       2,525,250
   *RADISYS CORP.......................       5,500         118,250
   *SYNOPSYS, INC......................       6,500         297,375
   *TRANSISTION SYSTEMS, INC...........      35,000         371,875
   *XIRCOM, INC........................      90,000       1,400,625
                                                      -------------
                                                         31,224,156
                                                      -------------
  TRANSPORTATION (1.3%)
   *EAGLE USA AIRFREIGHT, INC..........      52,000       1,803,750
                                                      -------------
  UTILITIES/COMMUNICATIONS (2.3%)
   *ANICOM, INC........................      88,000       1,309,000
    COMSAT CORP........................      35,000         990,938
   *INTERMEDIA COMMUNICATIONS, INC.....      22,000         922,625
                                                      -------------
                                                          3,222,563
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $110,018,637)...............                 125,723,561
                                                      -------------
REPURCHASE AGREEMENTS (10.0%)
    GOLDMAN SACHS CORP.
     5.830% DATED 6/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $6,940,270.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.............  $6,939,162       6,939,162
    J.P. MORGAN SECURITIES, INC.
     5.830% DATED 6/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $6,901,102.
     COLLATERALIZED BY
     U.S. TREASURY NOTES
     5.625% TO 6.750%
     DUE 04/30/2000 TO 12/31/2002......   6,900,000       6,900,000
                                                      -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $13,839,162)................                  13,839,162
                                                      -------------
TOTAL INVESTMENTS (100.6%)
 (COST $123,857,799)...................                 139,562,723
RECEIVABLES LESS LIABILITIES (-0.6%)...                    (812,886)
                                                      -------------
NET ASSETS (100.0%)....................               $ 138,749,837
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                AMOUNT       VALUE(1)
                                         -----------  -------------
COMMON STOCKS (93.6%)
REAL ESTATE
  APARTMENTS (16.1%)
    APARTMENT INVESTMENT & MANAGEMENT
     CO. (CLASS A).....................     230,000   $   9,085,000
    AVALON BAY COMMUNITIES, INC........      92,964       3,532,632
    COLONIAL PROPERTIES TRUST..........     156,100       4,839,100
    EQUITY RESIDENTIAL PROPERTIES
     TRUST.............................      91,003       4,316,955
    SECURITY CAPITAL PACIFIC TRUST.....     256,171       5,763,847
                                                      -------------
                                                         27,537,534
                                                      -------------
  COMMUNITY CENTERS (12.1%)
   *EXCEL LEGACY CORP..................     142,100         620,977
    EXCEL REALTY TRUST, INC............     242,100       6,975,506
    KIMCO REALTY CORP..................      88,800       3,640,800
    PAN PACIFIC RETAIL PROPERTIES,
     INC...............................     152,200       2,948,875
    VORNADO REALTY TRUST...............     161,900       6,425,406
                                                      -------------
                                                         20,611,564
                                                      -------------
  INDUSTRIAL (30.3%)
    ALEXANDRIA REAL ESTATE EQUITIES,
     INC...............................     149,500       4,475,656
    CABOT INDUSTRIAL TRUST.............     300,000       6,412,500
    DUKE REALTY INVESTMENTS, INC.......     215,000       5,079,375
    FIRST INDUSTRIAL REALTY TRUST,
     INC...............................     155,500       4,946,844
    LIBERTY PROPERTY TRUST.............     186,700       4,772,519
    PROLOGIS TRUST.....................     194,145       4,853,625
    PUBLIC STORAGE, INC................     229,000       6,412,000
    SHURGARD STORAGE CENTERS, INC.
     (CLASS A).........................     123,900       3,438,225
    SPIEKER PROPERTIES, INC............     151,500       5,870,625
    STORAGE TRUST REALTY...............      51,200       1,196,800
    TRINET CORPORATE REALTY TRUST,
     INC...............................     131,000       4,454,000
                                                      -------------
                                                         51,912,169
                                                      -------------
  LODGING (1.1%)
    STARWOOD HOTELS & RESORTS..........      40,200       1,942,163
                                                      -------------
  MANUFACTURED HOMES (2.4%)
    MANUFACTURED HOME COMMUNITIES,
     INC...............................     170,400       4,110,900
                                                      -------------

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
  OFFICE (15.8%)
    BOSTON PROPERTIES, INC.............     137,000   $   4,726,500
    EQUITY OFFICE PROPERTIES TRUST.....     308,418       8,751,361
    MACK-CALI REALTY CORP..............     189,400       6,510,625
    PRENTISS PROPERTIES TRUST..........     135,000       3,282,187
    RECKSON ASSOCIATES REALTY CORP.....     156,800       3,704,400
   *RECKSON SERVICE INDUSTRIES, INC....      12,544          41,521
                                                      -------------
                                                         27,016,594
                                                      -------------
  OTHER (7.2%)
    CAPITAL AUTOMOTIVE REIT............     165,000       2,340,938
   *CATELLUS DEVELOPMENT CORP..........     261,900       4,632,356
   *SECURITY CAPITAL GROUP, INC. (CLASS
     B)................................     202,900       5,402,213
                                                      -------------
                                                         12,375,507
                                                      -------------
  SHOPPING MALLS (8.6%)
    GENERAL GROWTH PROPERTIES, INC.....     143,000       5,344,625
    MACERICH CO........................      83,300       2,441,731
    SIMON DEBARTOLO GROUP, INC.........     211,656       6,878,820
                                                      -------------
                                                         14,665,176
                                                      -------------
    TOTAL COMMON STOCKS
     (COST $143,317,639)...............                 160,171,607
                                                      -------------
WARRANT (0.0%)
  OTHER (0.0%)
   *SECURITY CAPITAL GROUP, INC.
     09/18/1997-09/18/1998
     (COST $176,224)...................      22,497           7,733
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $143,493,863)...............                 160,179,340
                                                      -------------
REPURCHASE AGREEMENTS (5.8%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $8,856,584.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.............  $8,855,170       8,855,170

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                                     ------

REPURCHASE AGREEMENTS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    J.P. MORGAN SECURITIES, INC.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $1,100,176.
     COLLATERALIZED BY
     U.S. TREASURY NOTES
     5.625% TO 6.750%
     DUE 04/30/2000 TO 12/31/2002......  $1,100,000   $   1,100,000
                                                      -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $9,955,170).................                   9,955,170
                                                      -------------
TOTAL INVESTMENTS (99.4%)
 (COST $153,449,033)...................                 170,134,510
RECEIVABLES LESS LIABILITIES (0.6%)....                     977,527
                                                      -------------
NET ASSETS (100.0%)....................               $ 171,112,037
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

                                          SHARES OR
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT       VALUE(1)
                                         ------------  -------------
COMMON STOCKS (52.0%)
  BUILDING & FORESTRY PRODUCTS (0.5%)
    CHAMPION INTERNATIONAL CORP........       22,700   $   1,116,556
    FORT JAMES CORP....................       22,300         992,350
   *OWENS-ILLINOIS, INC................       50,100       2,241,975
                                                       -------------
                                                           4,350,881
                                                       -------------
  BUSINESS & CONSUMER SERVICES (1.2%)
   *CENDANT CORP.......................      101,300       2,114,637
    SERVICE CORPORATION INT'L..........      223,700       9,591,138
                                                       -------------
                                                          11,705,775
                                                       -------------
  CHEMICALS (0.3%)
    DU PONT (E.I.) DE NEMOURS &
     CO................................       37,000       2,761,125
                                                       -------------
  CONSUMER DURABLE (0.3%)
    BLACK & DECKER CORP................       44,900       2,738,900
                                                       -------------
  CONSUMER NON-DURABLE (4.7%)
    DAYTON HUDSON CORP.................       96,400       4,675,400
    LOWE'S COS., INC...................      174,600       7,082,212
    MATTEL, INC........................      204,750       8,663,484
    MCDONALD'S CORP....................       79,900       5,513,100
    TANDY CORP.........................      177,400       9,413,288
    WAL-MART STORES, INC...............      148,900       9,045,675
                                                       -------------
                                                          44,393,159
                                                       -------------
  ENERGY (2.8%)
    BRITISH PETROLEUM CO. PLC ADR......       24,400       2,153,300
    ELF AQUITANE S.A. ADR..............       32,800       2,328,800
    EXXON CORP.........................      106,000       7,559,125
    MOBIL CORP.........................       76,800       5,884,800
    ROYAL DUTCH PETROLEUM CO...........       70,900       3,886,206
    TEXACO, INC........................       74,300       4,434,781
                                                       -------------
                                                          26,247,012
                                                       -------------
  ENERGY SERVICES (1.1%)
    CAMCO INTERNATIONAL, INC...........       37,700       2,935,887
    DIAMOND OFFSHORE DRILLING, INC.....       31,500       1,260,000
    SCHLUMBERGER LTD...................       34,000       2,322,625
   *SMITH INTERNATIONAL, INC...........       42,000       1,462,125
    TRANSOCEAN OFFSHORE, INC...........       49,100       2,184,950
                                                       -------------
                                                          10,165,587
                                                       -------------
  FINANCE (8.8%)
    ALLSTATE CORP......................      100,600       9,211,187
    AMERICAN GENERAL CORP..............       91,400       6,506,537

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    BANC ONE CORP......................      106,600   $   5,949,612
    BANKAMERICA CORP...................       75,800       6,551,962
    CHASE MANHATTAN CORP...............       64,000       4,832,000
    CHUBB CORP.........................       69,600       5,594,100
    CITICORP...........................       30,500       4,552,125
    FREDDIE MAC........................      161,000       7,577,063
    FIRST CHICAGO NBD CORP.............       43,900       3,890,638
    FIRST UNION CORP...................      135,100       7,869,575
    MORGAN STANLEY, DEAN WITTER,
     DISCOVER & CO.....................       69,100       6,314,013
    NATIONSBANK CORP...................      107,600       8,231,400
    TRAVELERS PROPERTY CASUALTY CORP.
     (CLASS A).........................      124,900       5,355,088
                                                       -------------
                                                          82,435,300
                                                       -------------
  FOOD & HOUSEHOLD PRODUCTS (5.2%)
    AVON PRODUCTS, INC.................       27,900       2,162,250
    COCA-COLA CO.......................      126,900      10,849,950
    FORTUNE BRANDS, INC................       60,500       2,325,469
    GILLETTE CO........................       99,200       5,623,400
   *MEYER (FRED), INC..................       84,200       3,578,500
    PEPSICO, INC.......................      134,200       5,527,362
    RITE AID CORP......................      180,000       6,761,250
   *SAFEWAY, INC.......................      187,000       7,608,562
    SYSCO CORP.........................      184,300       4,722,688
                                                       -------------
                                                          49,159,431
                                                       -------------
  HEALTH (7.7%)
    AMERICAN HOME PRODUCTS
     CORP..............................      209,600      10,846,800
    BECTON DICKINSON & CO..............       35,300       2,740,162
   *BOSTON SCIENTIFIC CORP.............       85,900       6,152,588
    BRISTOL-MYERS SQUIBB CO............       84,100       9,666,244
    LILLY (ELI) & CO...................       60,100       3,970,356
    MERCK & CO., INC...................       55,400       7,409,750
    PFIZER, INC........................      124,600      13,542,462
    SCHERING-PLOUGH CORP...............       82,800       7,586,550
    WARNER-LAMBERT CO..................      148,700      10,316,063
                                                       -------------
                                                          72,230,975
                                                       -------------
  MACHINERY CAPITAL SPENDING (4.3%)
    ALLIED SIGNAL, INC.................      155,800       6,913,625
    EMERSON ELECTRIC CO................       53,900       3,250,844
    GENERAL ELECTRIC CO................      176,000      16,016,000
    TYCO INTERNATIONAL LTD.............      233,826      14,731,038
                                                       -------------
                                                          40,911,507
                                                       -------------

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       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

COMMON STOCKS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
  MEDIA & ENTERTAINMENT (1.0%)
   *CHANCELLOR MEDIA CORP..............      120,900   $   6,003,441
    NEW YORK TIMES CO. (CLASS A).......       49,500       3,922,875
                                                       -------------
                                                           9,926,316
                                                       -------------
  POLLUTION CONTROL (0.5%)
   *USA WASTE SERVICES, INC............       59,000       2,913,125
    WASTE MANAGEMENT, INC..............       56,700       1,984,500
                                                       -------------
                                                           4,897,625
                                                       -------------
  TECHNOLOGY (9.6%)
   *BAY NETWORKS, INC..................      216,800       6,991,800
   *CADENCE DESIGN SYSTEMS, INC........      184,300       5,759,375
   *CISCO SYSTEMS, INC.................       71,750       6,605,484
    COMPAQ COMPUTER CORP...............      123,600       3,507,150
    COMPUTER ASSOCIATES INTERNATIONAL,
     INC...............................      106,000       5,889,625
   *COMPUTER SCIENCES CORP.............      128,000       8,192,000
    ERICSSON (LM) TELEPHONE CO. (CLASS
     B) ADR............................      177,000       5,066,625
   *GATEWAY 2000, INC..................      120,400       6,095,250
    INTERNATIONAL BUSINESS MACHINES
     CORP..............................       69,700       8,002,431
    LUCENT TECHNOLOGIES, INC...........       99,700       8,293,794
   *MICROSOFT CORP.....................      137,200      14,869,050
   *STORAGE TECHNOLOGY CORP............       26,000       1,127,750
   *STRUCTURAL DYNAMICS RESEARCH
     CORP..............................      151,400       3,501,125
   *TELLABS, INC.......................       87,700       6,281,513
                                                       -------------
                                                          90,182,972
                                                       -------------
  TRANSPORTATION (0.3%)
   *AMR CORP...........................       37,000       3,080,250
                                                       -------------
  UTILITIES/COMMUNICATIONS (2.4%)
    AT&T CORP..........................       22,300       1,273,888
    AMERITECH CORP.....................       55,100       2,472,612
    BELL ATLANTIC CORP.................       59,200       2,701,000
    MCI COMMUNICATIONS CORP............       47,800       2,778,375
    SBC COMMUNICATIONS, INC............       94,100       3,764,000
    SPRINT CORP........................       32,800       2,312,400
   *WORLDCOM, INC......................      147,700       7,154,219
                                                       -------------
                                                          22,456,494
                                                       -------------
  UTILITIES/ELECTRIC/GAS (1.3%)
    CMS ENERGY CORP....................       40,400       1,777,600
    DUKE ENERGY CORP...................       54,600       3,235,050

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    HOUSTON INDUSTRIES, INC............       91,500   $   2,825,063
    PECO ENERGY CO.....................       63,000       1,838,812
    TEXAS UTILITIES CO.................       56,700       2,360,138
                                                       -------------
                                                          12,036,663
                                                       -------------
    TOTAL COMMON STOCKS
     (COST $368,045,722)...............                  489,679,972
                                                       -------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (24.9%)
  U.S. TREASURY BONDS & NOTES (8.6%)
    U.S. TREASURY BONDS
      8.875% 08/15/2017................  $13,150,000      17,925,094
      8.125% 08/15/2019................   12,315,000      15,888,271
    U.S. TREASURY NOTES
      6.875% 08/31/1999................   33,610,000      34,098,387
      6.500% 08/31/2001................   12,735,000      13,077,253
                                                       -------------
                                                          80,989,005
                                                       -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.0%)
      7.000% 03/15/2028 - 04/15/2028...   16,267,508      16,533,644
      7.500% 08/15/2025 - 03/15/2028...    2,592,361       2,665,544
                                                       -------------
                                                          19,199,188
                                                       -------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.1%)
      7.000% 05/01/2012................      907,237         924,475
                                                       -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.3%)
    FHA INSURED PROJECT POOL #55
      7.430% 04/01/2022................    1,881,858       1,991,952
    FHA INSURED PROJECT POOL #53-43077
      9.125% 07/25/2033................    1,096,969       1,165,530
                                                       -------------
                                                           3,157,482
                                                       -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (13.9%)
    GNMA (3.0%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. B
        7.000% 08/20/2026..............    4,030,066       4,110,515
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. C
        7.000% 03/20/2027..............    3,877,000       4,015,662
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. M
        7.500% 02/16/2012..............    2,292,063       2,303,795

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                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. N
        7.500% 02/16/2027..............  $ 3,193,098   $   3,295,353
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1996-15 CL. B
        7.500% 08/20/2020..............    8,493,000       8,643,128
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-11 CL. M
        8.000% 05/16/2024..............    5,940,000       6,145,493
                                                       -------------
                                                          28,513,946
                                                       -------------
    FNMA (4.7%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1994-10 CL. UU
        6.500% 01/25/2024..............      857,000         856,875
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G1 CL. B
        7.500% 06/20/2024..............    4,480,000       4,632,178
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-27 CL. B
        7.000% 02/18/2025..............    3,020,000       3,054,910
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-17 CL. PE
        7.000% 01/18/2026..............    1,870,000       1,910,673
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-46 CL. B
        7.500% 03/17/2025..............    3,900,000       3,986,428
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G4 CL. C
        7.500% 06/17/2024..............    6,650,000       6,805,309
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-39 CL. B
        7.500% 05/17/2027..............    1,530,000       1,591,935
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. L
        7.500% 02/17/2012..............    1,043,645       1,046,264
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G5 CL. VA
        7.500% 07/17/2012..............    5,700,000       6,029,311
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026..............    7,410,000       7,736,096
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-74 CL. D
        7.500% 09/20/2023..............    3,245,000       3,306,976

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-68 CL. PJ
        7.000% 10/18/2027..............  $ 3,000,000   $   3,072,727
                                                       -------------
                                                          44,029,682
                                                       -------------
    FHLMC (6.1%)
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1233 CL. H
        7.000% 04/15/2007..............      600,000         620,058
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1543 CL. XN
        7.000% 07/15/2023..............    5,617,000       5,916,118
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1971 CL. E
        7.500% 01/20/2024..............    4,825,552       4,911,847
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1971 CL. A
        7.500% 07/15/2027..............    3,000,000       3,058,835
      FHLMC GNMA MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES G62 CL. B
        7.500% 05/20/2024..............    3,756,000       3,844,003
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1995 CL. D
        7.500% 08/20/2012..............    4,078,566       4,104,980
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1995 CL. A
        7.500% 08/20/2027..............    7,200,000       7,598,982
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1627 CL. EA
        6.000% 05/15/2023..............    2,892,000       2,759,623
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1763 CL. H
        8.250% 07/15/2023..............      130,000         137,903
      FHLMC GNMA MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES G40 CL. N
        6.500% 05/17/2021..............    7,180,000       7,162,935
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1895 CL. B
        7.500% 12/15/2023..............    3,940,000       4,016,318
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1904 CL. C
        7.250% 08/15/2024..............    3,490,000       3,549,958
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1910 CL. D
        8.000% 11/15/2024..............    2,043,000       2,129,734

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                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. AE
        7.000% 03/15/2025..............  $ 2,060,000   $   2,080,733
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. C
        7.000% 03/15/2025..............    2,440,000       2,469,173
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. VC
        7.550% 03/15/2012..............    2,950,000       3,177,681
                                                       -------------
                                                          57,538,881
                                                       -------------
    OTHER AGENCY CMO (0.1%)
      PUERTO RICO HOUSING FINANCE CORP.
       SERIES A CL. 4
        9.000% 07/20/2017..............      427,270         427,270
                                                       -------------
    TOTAL U.S. GOVERNMENT, FEDERAL
     AGENCY OBLIGATIONS
     (COST $228,149,035)...............                  234,779,929
                                                       -------------
CORPORATE BONDS (13.2%)
  INDUSTRIAL (8.8%)
    BASIC INDUSTRY & MANUFACTURING (2.5%)
      ALUMINUM CO. OF AMERICA (144A)
        6.500% 06/15/2018..............    5,850,000       5,812,911
      CATERPILLAR FINANCIAL SERVICES
       MEDIUM TERM NOTES
        5.800% 03/15/2000..............    3,890,000       3,891,478
      GEORGIA-PACIFIC CORP.
        9.950% 06/15/2002..............    3,061,000       3,440,289
      SANTA FE PACIFIC GOLD CORP.
        8.375% 07/01/2005..............    5,100,000       5,496,780
      TYCO INTERNATIONAL GROUP S.A.
        6.250% 06/15/2003..............    4,500,000       4,489,065
                                                       -------------
                                                          23,130,523
                                                       -------------
    BUSINESS & CONSUMER SERVICES (1.2%)
      CINEMARK USA, INC. SERIES B
        9.625% 08/01/2008..............      350,000         360,500
      COMCAST CORP.
        9.500% 01/15/2008..............    2,140,000       2,285,178
      JONES INTERCABLE, INC.
        8.875% 04/01/2007..............    1,435,000       1,535,450

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005..............  $   650,000   $     690,625
      SERVICE CORP. INTERNATIONAL
        6.300% 03/15/2003..............    5,000,000       4,993,250
      TIME WARNER ENTERTAINMENT CO.
       L.P.
        8.375% 03/15/2023..............    1,320,000       1,546,129
                                                       -------------
                                                          11,411,132
                                                       -------------
    CONSUMER CYCLICAL (1.6%)
      ECKERD CORP.
        9.250% 02/15/2004..............    4,000,000       4,244,120
      HILTON HOTELS CORP.
        7.375% 06/01/2002..............    3,500,000       3,546,655
      WAL-MART STORES, INC.
        5.650% 02/01/2000..............    7,375,000       7,353,170
                                                       -------------
                                                          15,143,945
                                                       -------------
    CONSUMER STAPLES (1.7%)
      AETNA SERVICES, INC.
        7.625% 08/15/2026..............    3,650,000       3,894,185
      AMERICAN HOME PRODUCTS CORP.
        7.700% 02/15/2000..............    2,975,000       3,057,705
      AMGEN, INC.
        8.125% 04/01/2097..............    2,550,000       3,098,581
      COCA-COLA ENTERPRISES, INC.
        6.750% 01/15/2038..............    4,150,000       4,185,524
      NABISCO, INC.
        6.700% 06/15/2002..............    2,000,000       2,015,100
                                                       -------------
                                                          16,251,095
                                                       -------------
    ENERGY (1.4%)
      K N ENERGY, INC.
        6.650% 03/01/2005..............    4,075,000       4,086,369
      OCCIDENTAL PETROLEUM CORP.
        6.400% 04/01/2003..............    5,000,000       4,989,950
      UNION PACIFIC RESOURCES GROUP
        6.750% 05/15/2008..............    3,850,000       3,844,033
                                                       -------------
                                                          12,920,352
                                                       -------------
    TRANSPORTATION (0.4%)
      ALLIED HOLDING, INC. SERIES B
        8.625% 10/01/2007..............      500,000         502,500

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                       -- COLUMBIA BALANCED FUND, INC. --
                                     ------

CORPORATE BONDS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      FEDERAL EXPRESS CORP. PASS THRU
       TRUST SERIES 1997-1C
        7.650% 01/15/2014..............  $ 2,167,837   $   2,349,610
      TEEKAY SHIPPING CORP. GUARANTEED
       FIRST PREFERRED SHIPPING MTG.
       NOTES
        8.320% 02/01/2008..............    1,000,000       1,035,000
                                                       -------------
                                                           3,887,110
                                                       -------------
  FINANCIAL (3.8%)
    BANKS-DOMESTIC (0.5%)
      AMSOUTH BANK N.A. BIRMINGHAM
        6.450% 02/01/2008..............      700,000         698,425
      BANKAMERICA CORP.
        5.758% 02/20/2002..............    3,800,000       3,788,220
                                                       -------------
                                                           4,486,645
                                                       -------------
    BANKS-FOREIGN (0.6%)
      ABN AMRO BANK N. V. CHICAGO
        7.250% 05/31/2005..............    3,575,000       3,755,788
      DEUTSCHE BANK FINANCIAL, INC.
        6.700% 12/13/2006..............    1,550,000       1,590,595
                                                       -------------
                                                           5,346,383
                                                       -------------
    FINANCE (1.2%)
      BEAR STEARNS CO., INC. MEDIUM
       TERM NOTES
        5.724% 10/10/2000..............    3,825,000       3,817,732
      GOLDMAN SACHS GROUP L.P. (144A)
        7.200% 03/01/2007..............    2,800,000       2,955,792
      HARTFORD LIFE, INC.
        7.650% 06/15/2027..............    2,555,000       2,837,251
      MORGAN STANLEY DEAN WITTER
       DISCOVER CO. MEDIUM TERM SENIOR
       NOTES
        5.750% 02/15/2001..............    2,100,000       2,086,749
                                                       -------------
                                                          11,697,524
                                                       -------------
    REIT'S (1.6%)
      ERP OPERATING L.P. (144A)
        8.500% 05/15/1999..............    2,700,000       2,750,922
      FIRST SECURITY CORP.
        7.875% 10/15/1999..............    1,325,000       1,353,196

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      SECURITY CAPITAL INDUSTRIAL TRUST
       MEDIUM TERM NOTES
        7.810% 02/01/2015..............  $ 3,250,000   $   3,495,992
      SIMON DEBARTOLO GROUP L.P. (144A)
        6.625% 06/15/2003..............    4,475,000       4,472,136
      SPIEKER PROPERTIES L.P.
        6.900% 01/15/2004..............    2,450,000       2,485,231
                                                       -------------
                                                          14,557,477
                                                       -------------
    UTILITY (0.5%)
      TELECOMMUNICATIONS
        CABLE & WIRELESS COMMUNICATIONS
         P.L.C.
          6.375% 03/06/2003............    3,950,000       3,953,318
        WORLDCOM, INC.
          8.875% 01/15/2006............    1,000,000       1,087,870
                                                       -------------
                                                           5,041,188
                                                       -------------
    TOTAL CORPORATE BONDS
     (COST $121,922,845)...............                  123,873,374
                                                       -------------
  OTHER SECURITIZED LOANS (7.5%)
    ASSET BACKED SECURITIES (2.0%)
      CITYSCAPE HOME EQUITY LOAN TRUST
       SERIES 1997-B CL. A-7
        7.410% 05/25/2028..............    4,150,000       4,291,253
      THE MONEY STORE RESIDENTIAL TRUST
       SERIES 1997-II CL. A-4
        7.385% 03/15/2029..............    2,702,000       2,821,887
      NEW CENTURY HOME EQUITY LOAN
       TRUST SERIES 1997-NC5 CL. A-5
        7.130% 10/25/2028..............    9,000,000       9,230,334
      SALOMON BROTHERS MORTGAGE
       SECURITIES VII, INC. SERIES
       1996-LB2 CL. A-8
        7.800% 10/25/2026..............    2,500,000       2,579,750
                                                       -------------
                                                          18,923,224
                                                       -------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (5.5%)
    BEAR STEARNS MORTGAGE SECURITIES,
     INC. SERIES 1996-2 CL. A-1
      6.671% 01/25/2025................    4,359,970       4,367,186

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                       -- COLUMBIA BALANCED FUND, INC. --
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
CORPORATE BONDS (CONTINUED)
                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    BEAR STEARNS MORTGAGE SECURITIES,
     INC. SERIES 1996-8 CL. A-9
      7.600% 11/25/2027................  $ 4,777,000   $   4,822,524
    BEAR STEARNS STRUCTURED SECURITIES,
     INC. (144A)
     SERIES 1995-1 CL. A
      6.454% 09/25/2024................    2,908,445       2,862,084
    CMC SECURITIES CORP. IV
     SERIES 1997-2 CL. 1A-12
      7.250% 11/25/2027................    6,675,000       6,840,268
    CWHL, INC. MTG. PASS THRU CTF.
     SERIES 1997-3 CL. A-10
      7.500% 06/25/2027................    1,721,205       1,720,823
    DLJ MORTGAGE ACCEPTANCE CORP.
     SERIES 1998-2 CL. IIA-8
      6.800% 06/25/2028................    3,720,000       3,739,945
    GE CAPITAL MORTGAGE SERVICES, INC.
     SERIES 1997-8 CL. A-6
      7.250% 10/25/2027................    2,525,000       2,591,007
    HEADLANDS MORTGAGE SECURITIES, INC.
     SERIES 1997-3 CL. 1-A-6
      7.000% 07/25/2027................    4,980,000       5,043,037
    ICIFC SECURED ASSETS CORP. SERIES
     1997-1 CL. A-7
      7.750% 03/25/2028................    2,184,000       2,226,156
    MORTGAGE OBLIGATION STRUCTURED
     TRUST (144A) SERIES 1993-1 CL. B-1
      10.664% 10/25/2018...............    2,954,289       3,070,998
    NORWEST ASSET SECURITIES CORP.
     SERIES 1997-16 CL. A-2
      6.750% 10/25/2027................    7,015,900       7,040,421
    PNC MORTGAGE SECURITIES CORP.
     SERIES 1997-4 CL. IIPP-2
      7.500% 07/25/2027................    2,750,000       2,856,064

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    RESIDENTIAL FUNDING MORTGAGE
     SECURITIES I, INC. SERIES 1997-S7
     CL. A-3
      7.500% 05/25/2027................  $ 3,171,000   $   3,272,466
    STRUCTURED ASSET MORTGAGE
     INVESTMENTS, INC. SERIES 1998-8
     CL. 1-8-A
      7.000% 07/25/2028................    1,634,000       1,658,510
                                                       -------------
                                                          52,111,489
                                                       -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $69,612,176)................                   71,034,713
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $787,729,778)...............                  919,367,988
                                                       -------------
REPURCHASE AGREEMENT (2.4%)
  GOLDMAN SACHS CORP.
   5.830% DATED 06/30/1998,
   DUE 07/01/1998 IN THE
   AMOUNT OF $22,896,578.
   COLLATERALIZED BY
   U.S. TREASURY BONDS
   6.250% DUE 08/15/2023.
   (COST $22,892,921)..................   22,892,921      22,892,921
                                                       -------------
TOTAL INVESTMENTS (100.0%)
 (COST $810,622,699)...................                  942,260,909
RECEIVABLES LESS LIABILITIES (0.0%)....                     (430,522)
                                                       -------------
NET ASSETS (100.0%)....................                $ 941,830,387
                                                       -------------
                                                       -------------

(1)  See Note 1 of Notes to Financial Statements.

 *   Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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                      -- COLUMBIA DAILY INCOME COMPANY --
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
JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT        VALUE(1)
                                         ------------  ---------------
COMMERCIAL PAPER (100.5%)
    AIR PRODUCTS & CHEMICALS, INC.
      5.500% 09/25/1998................  $ 6,000,000   $     5,920,251
      5.500% 09/30/1998................    3,500,000         3,450,806
    ALABAMA POWER CO.
      5.850% 07/07/1998................    9,687,000         9,675,981
      5.490% 08/20/1998................    9,000,000         8,930,002
    AMERICAN EXPRESS CREDIT CORP.
      5.520% 07/20/1998................    6,000,000         5,981,600
      5.500% 08/06/1998................   12,000,000        11,932,167
      5.510% 08/07/1998................    6,000,000         5,965,103
      5.520% 08/21/1998................    9,000,000         8,928,240
    AMERICAN GENERAL CORP.
      5.480% 08/13/1998................   15,000,000        14,899,533
      5.500% 09/11/1998................    5,000,000         4,944,237
    AMERICAN GENERAL FINANCE CORP.
      5.500% 09/02/1998................    8,000,000         7,921,778
    AMGEN, INC.
      5.510% 09/22/1998................   20,000,000        19,742,867
    ARCHER-DANIELS-MIDLAND CO.
      5.490% 07/07/1998................    7,000,000         6,992,527
      5.480% 07/15/1998................   10,000,000         9,977,167
      5.510% 07/27/1998................    6,000,000         5,975,205
    ATLANTIC RICHFIELD CO.
      5.470% 07/10/1998................   10,000,000         9,984,806
      5.510% 08/26/1998................   15,000,000        14,869,138
      5.530% 08/28/1998................    5,000,000         4,954,685
    AVCO FINANCIAL SERVICES, INC.
      5.510% 07/30/1998................    8,000,000         7,963,267
      5.510% 08/27/1998................    6,000,000         5,946,737
      5.530% 11/03/1998................    7,000,000         6,864,516
    BANK OF AMERICA, FSB
      5.500% 08/12/1998................   10,000,000         9,934,306
      5.540% 08/26/1998................   10,000,000         9,912,284
    BECTON, DICKINSON & CO.
      5.470% 07/09/1998................    8,000,000         7,989,060
      5.470% 07/14/1998................   13,000,000        12,972,346
    BENEFICIAL CORP.
      5.530% 07/24/1998................    5,000,000         4,981,567
      5.510% 09/03/1998................   20,000,000        19,801,028
      5.520% 09/04/1998................   10,000,000         9,898,800
    CIT GROUP HOLDINGS, INC.
      5.520% 08/14/1998................   13,000,000        12,910,300
      5.500% 09/04/1998................   12,000,000        11,879,000
    CARGILL, INC.
      5.470% 07/01/1998................   12,500,000        12,498,100

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
    CARGILL FINANCIAL SERVICES
     CORP.
      5.480% 07/08/1998................  $ 6,000,000   $     5,992,693
    CATERPILLAR FINANCIAL SERVICES
     CORP.
      5.620% 07/01/1998................    8,100,000         8,098,735
      5.700% 07/06/1998................    5,800,000         5,794,490
    CHEVRON TRANSPORT CO.
      5.520% 07/21/1998................    5,000,000         4,983,900
      5.480% 07/23/1998................    9,000,000         8,968,490
      5.480% 08/10/1998................   10,000,000         9,937,589
    COMMERCIAL CREDIT CO.
      5.490% 07/20/1998................    7,000,000         6,978,650
      5.520% 07/21/1998................   13,000,000        12,958,140
      5.500% 09/11/1998................    5,000,000         4,944,237
    EASTMAN KODAK CO.
      5.510% 07/02/1998................    4,215,000         4,213,710
      5.500% 07/08/1998................    8,300,000         8,289,856
      5.500% 07/13/1998................   10,000,000         9,980,139
      5.530% 07/20/1998................    4,000,000         3,987,711
      5.530% 08/17/1998................    6,200,000         6,154,286
    DEERE & CO.
      5.510% 08/12/1998................    8,000,000         7,947,349
    DEERE (JOHN) CAPITAL CORP.
      5.500% 07/06/1998................    8,000,000         7,992,667
      5.520% 07/30/1998................   10,000,000         9,954,000
      5.510% 09/02/1998................    5,000,000         4,951,023
    DISNEY (WALT) CO.
      6.150% 07/01/1998................   15,000,000        14,997,437
    DUPONT (E.I.) DE NEMOURS & CO.
      5.480% 09/03/1998................    7,000,000         6,930,739
      5.480% 09/04/1998................    8,000,000         7,919,627
    FLORIDA POWER CORP.
      5.520% 07/02/1998................    5,000,000         4,998,467
    FORD MOTOR CREDIT CO.
      6.000% 07/01/1998................    8,000,000         7,998,667
      5.700% 07/07/1998................    8,900,000         8,890,136
      5.470% 07/16/1998................   10,000,000         9,975,689
      5.580% 07/17/1998................    5,000,000         4,986,825
      5.510% 07/22/1998................    9,000,000         8,969,695
    GTE FUNDING, INC.
      5.530% 07/08/1998................    8,000,000         7,990,169
      5.600% 07/27/1998................    3,738,000         3,722,301
    GENERAL ELECTRIC CAPITAL CORP.
      5.490% 07/17/1998................    6,000,000         5,984,445
      5.520% 09/02/1998................    5,000,000         4,950,934
      5.490% 10/02/1998................    6,000,000         5,913,990
      5.500% 10/22/1998................    5,000,000         4,912,918

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                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------

COMMERCIAL PAPER (CONTINUED)
                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
    GENERAL MOTORS
     ACCEPTANCE CORP.
      5.490% 08/31/1998................  $ 7,000,000   $     6,933,815
      5.490% 09/18/1998................   13,000,000        12,841,400
      5.490% 10/30/1998................   13,000,000        12,758,135
    GOLDMAN SACHS GROUP L.P.
      5.510% 08/18/1998................    7,000,000         6,947,502
      5.510% 08/19/1998................   10,000,000         9,923,472
      5.500% 09/17/1998................    8,000,000         7,903,445
      5.500% 10/27/1998................   10,000,000         9,818,195
    HERSHEY FOODS CORP.
      5.500% 07/22/1998................    2,800,000         2,790,589
    HOUSEHOLD FINANCE CORP.
      5.510% 08/04/1998................   10,000,000         9,946,431
      5.500% 08/05/1998................    8,000,000         7,956,000
      5.510% 09/01/1998................   10,000,000         9,903,575
    LUBRIZOL CORP.
      5.500% 09/10/1998................    5,000,000         4,945,001
    MARSH & MCLENNAN COS., INC.
      5.450% 08/10/1998................    9,000,000         8,944,137
      5.450% 08/11/1998................   10,000,000         9,936,417
    MERRILL LYNCH & CO., INC.
      6.000% 07/02/1998................    5,500,000         5,498,167
      5.530% 07/23/1998................    8,000,000         7,971,736
      5.530% 08/14/1998................    6,000,000         5,958,525
      5.480% 08/17/1998................    8,000,000         7,941,547
      5.520% 08/28/1998................    5,000,000         4,954,767
      5.520% 09/15/1998................    8,000,000         7,905,547
    METLIFE FUNDING, INC.
      5.540% 08/24/1998................   10,000,000         9,915,362
    MINNESOTA MINING & MANUFACTURING
     CO.
      5.470% 07/22/1998................    7,000,000         6,976,601
    MONSANTO CO.
      5.500% 09/16/1998................    8,000,000         7,904,667
      5.500% 09/17/1998................   10,000,000         9,879,306
      5.500% 09/22/1998................    2,800,000         2,764,067
      5.490% 10/08/1998................    6,000,000         5,908,500
    MORGAN (J.P.) & CO., INC.
      5.470% 07/16/1998................   15,000,000        14,963,533
      5.520% 09/10/1998................    5,000,000         4,944,800
      5.500% 09/14/1998................   10,000,000         9,883,889
      5.500% 11/16/1998................    6,000,000         5,872,584
    NALCO CHEMICAL CO.
      5.510% 07/28/1998................   10,000,000         9,957,145
      5.700% 07/28/1998................    9,000,000         8,960,100

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
    NATIONAL RURAL UTILITIES
     COOPERATIVE FINANCE CORP.
      5.460% 07/17/1998................  $10,000,000   $     9,974,217
      5.520% 07/20/1998................    5,500,000         5,483,133
      5.500% 08/25/1998................    5,000,000         4,957,223
    NORWEST FINANCIAL, INC.
      5.470% 07/24/1998................    7,000,000         6,974,473
      5.500% 07/29/1998................   10,000,000         9,955,695
      5.510% 07/31/1998................   14,000,000        13,933,574
    PACIFICORP
      5.520% 07/07/1998................   10,000,000         9,989,267
      5.510% 07/14/1998................    8,000,000         7,982,858
      5.520% 08/25/1998................   10,000,000         9,914,133
    PITNEY BOWES CREDIT CORP.
      5.750% 07/09/1998................    1,100,000         1,098,419
    PRUDENTIAL FUNDING CORP.
      5.520% 07/09/1998................    6,000,000         5,991,720
      5.490% 08/07/1998................    8,000,000         7,953,640
      5.470% 08/11/1998................   13,000,000        12,917,039
      5.500% 08/21/1998................    8,000,000         7,936,445
    ST. PAUL COS., INC.
      5.510% 07/02/1998................    8,000,000         7,997,551
      5.520% 08/06/1998................   10,000,000         9,943,267
    SONOCO PRODUCTS CO.
      5.520% 07/06/1998................   10,000,000         9,990,800
    TEXACO, INC.
      5.470% 07/10/1998................    9,000,000         8,986,325
      5.510% 08/03/1998................   13,000,000        12,932,350
      5.510% 08/05/1998................    8,000,000         7,955,920
    USAA CAPITAL CORP.
      5.470% 07/14/1998................    7,000,000         6,985,109
      5.470% 10/21/1998................    8,000,000         7,862,643
    U.S. BANCORP
      5.500% 07/13/1998................   10,000,000         9,980,139
      5.500% 07/24/1998................   10,000,000         9,963,334
      5.510% 08/17/1998................   15,000,000        14,889,800
    XEROX CREDIT CORP.
      5.490% 07/15/1998................    8,000,000         7,981,700
      5.490% 08/11/1998................    4,000,000         3,974,380
      5.500% 11/06/1998................    2,000,000         1,960,584
                                                       ---------------
    TOTAL COMMERCIAL PAPER
     (COST $1,032,041,803).............                  1,032,041,803
                                                       ---------------

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       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                                     ------

                                          PRINCIPAL
                                            AMOUNT        VALUE(1)
                                         ------------  ---------------
REPURCHASE AGREEMENT (0.2%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $1,912,389
     COLLATERALIZED BY U.S. TREASURY
     BONDS
     6.250% DUE 08/15/2023.
     (COST $1,912,084).................  $ 1,912,084   $     1,912,084
                                                       ---------------
TOTAL INVESTMENTS (100.7%)
 (COST $1,033,953,887, INCLUDING
 $6,628,430 ACCRUED INTEREST
 RECEIVABLE)...........................                  1,033,953,887
CASH AND RECEIVABLES LESS LIABILITIES
 (-0.7%)...............................                     (7,578,635)
                                                       ---------------
NET ASSETS (100.0%)....................                $ 1,026,375,252
                                                       ---------------
                                                       ---------------

(1)  See Note 1 of Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
--------------                                                    --------------

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
                                     ------

JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT       VALUE(1)
                                         ------------  ------------
U.S. TREASURY NOTES (98.9%)
      6.875% 08/31/1999................  $ 1,325,000   $  1,344,254
      5.875% 11/15/1999................    4,375,000      4,394,141
      5.875% 02/15/2000................   10,500,000     10,554,138
      5.625% 11/30/2000................   12,700,000     12,725,793
      6.375% 03/31/2001................    9,450,000      9,649,338
                                                       ------------
    TOTAL U.S. TREASURY NOTES
     (COST $38,607,933)................                  38,667,664
REPURCHASE AGREEMENT (1.4%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $563,360.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.
     (COST $563,270)...................      563,270        563,270
                                                       ------------
TOTAL INVESTMENTS (100.3%)
 (COST $39,171,203)....................                  39,230,934
RECEIVABLES LESS LIABILITIES (-0.3%)...                    (107,998)
                                                       ------------
NET ASSETS (100.0%)....................                $ 39,122,936
                                                       ------------
                                                       ------------

(1)  See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                 AMOUNT       VALUE(1)
                                         ------------  -------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (55.0%)
  U.S. TREASURY BONDS & NOTES (17.0%)
    U.S. TREASURY BONDS
      12.000% 05/15/2005...............  $ 4,880,000   $   6,654,339
      8.875% 08/15/2017................   17,260,000      23,527,537
      8.125% 08/15/2019................   19,815,000      25,564,441
    U.S. TREASURY NOTES
      6.500% 08/31/2001................   14,050,000      14,427,594
                                                       -------------
                                                          70,173,911
                                                       -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (5.8%)
      7.000% 11/15/2027 - 7/15/2028....   20,366,969      20,700,173
      7.500% 01/15/2028................    3,081,781       3,168,779
                                                       -------------
                                                          23,868,952
                                                       -------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.8%)
    FHA INSURED PROJECT POOL #051-11078
      8.350% 04/01/2030................    2,210,632       2,378,161
    FHA INSURED PROJECT POOL #092-35499
      8.450% 11/15/2031................      787,845         821,328
                                                       -------------
                                                           3,199,489
                                                       -------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (31.4%)
    GNMA (4.7%)
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. M
        7.500% 02/16/2012..............    2,829,043       2,843,523
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-4 CL. N
        7.500% 02/16/2027..............    4,007,202       4,135,528
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-11 CL. M
        8.000% 05/16/2024..............    1,640,000       1,696,735
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1996-23 CL. C
        7.500% 12/20/2022..............    3,607,000       3,714,094
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1997-2 CL. K
        7.500% 01/20/2024..............    2,410,000       2,494,886
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-1 CL. A
        7.000% 01/20/2028..............    1,890,000       1,937,164

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      GNMA GTD. REMIC PASS THRU SECS.
       REMIC TR. 1998-9 CL. B
        6.850% 12/20/2025..............  $ 2,260,000   $   2,280,475
                                                       -------------
                                                          19,102,405
                                                       -------------
    FNMA (16.0%)
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1991-94 CL. C
        0.000% 01/25/1999..............      310,649         308,027
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G1 CL. B
        7.500% 06/20/2024..............    7,760,000       8,023,594
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-17 CL. PE
        7.000% 01/18/2026..............    3,610,000       3,688,518
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-24 CL. YL
        7.000% 04/18/2027..............    3,406,000       3,525,278
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G4 CL. C
        7.500% 06/17/2024..............    7,333,000       7,504,261
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-39 CL. B
        7.500% 05/17/2027..............    2,673,000       2,781,204
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. G
        7.500% 05/17/2026..............    1,672,062       1,709,829
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. H
        7.500% 05/17/2027..............    1,766,000       1,858,112
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-38 CL. L
        7.500% 02/17/2012..............    2,543,884       2,550,269
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-43 CL. B
        7.500% 08/18/2025..............    9,840,000      10,087,579
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-44 CL. PG
        7.000% 02/18/2024..............    4,120,000       4,249,435
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-G5 CL. VD
        7.250% 04/17/2010..............    3,600,000       3,744,345
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-63 CL. PH
        7.000% 07/18/2026..............    7,500,000       7,830,057
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-75 CL. B
        6.500% 09/18/2026..............    3,070,660       3,062,771

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       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      FNMA GTD. REMIC PASS THRU CTF.
       REMIC TR. 1997-74 CL. D
        7.500% 09/20/2023..............  $ 4,940,000   $   5,034,349
                                                       -------------
                                                          65,957,628
                                                       -------------
    FHLMC (10.5%)
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1558 CL. C
        6.500% 07/15/2023..............    2,141,000       2,139,833
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1971 CL. E
        7.500% 01/20/2024..............   10,120,147      10,301,126
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1971 CL. A
        7.500% 07/15/2027..............    4,041,000       4,120,251
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1995 CL. D
        7.500% 08/20/2012..............    7,129,796       7,175,969
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1995 CL. A
        7.500% 08/20/2027..............    3,300,000       3,482,867
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1763 CL. H
        8.250% 07/15/2023..............      692,000         734,070
      FHLMC GNMA MULTICLASS MTG.
       PARTN. CTFS GTD. SERIES G40 CL. N
        6.500% 05/17/2021..............    4,700,000       4,688,829
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1910 CL. D
        8.000% 11/15/2024..............    1,970,000       2,053,635
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. AE
        7.000% 03/15/2025..............    5,156,300       5,208,197
      FHLMC MULTICLASS MTG. PARTN.
       CTFS. GTD. SERIES 1933 CL. C
        7.000% 03/15/2025..............    3,316,818       3,356,474
                                                       -------------
                                                          43,261,251
                                                       -------------
    OTHER AGENCY CMO (0.2%)
      PUERTO RICO HOUSING FINANCE CORP.
       SERIES A CL. 4
        9.000% 07/20/2017..............      773,706         773,706
                                                       -------------
    TOTAL U.S. GOVERNMENT, FEDERAL
     AGENCY OBLIGATIONS
     (COST $219,647,253)...............                  226,337,342
                                                       -------------

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
CORPORATE BONDS (27.5%)
  INDUSTRIAL (14.5%)
    BASIC INDUSTRY & MANUFACTURING (5.2%)
      FOSTER WHEELER CORP.
        6.750% 11/15/2005..............  $ 2,925,000   $   2,908,942
      GENERAL ELECTRIC CAPITAL CORP.
       MEDIUM TERM NOTES
        6.350% 09/15/2001..............    3,200,000       3,245,472
      GEORGIA-PACIFIC CORP.
        9.950% 06/15/2002..............    3,250,000       3,652,707
      ICI WILMINGTON, INC.
        7.050% 09/15/2007..............    3,805,000       4,002,365
      PRECISION CASTPARTS CORP.
        6.750% 12/15/2007..............    1,650,000       1,671,582
      TYCO INTERNATIONAL GROUP S.A.
        6.125% 06/15/2001..............      500,000         500,410
        6.250% 06/15/2003..............    5,575,000       5,561,453
                                                       -------------
                                                          21,542,931
                                                       -------------
    BUSINESS & CONSUMER SERVICES (2.2%)
      HERITAGE MEDIA CORP.
        8.750% 02/15/2006..............    1,250,000       1,331,250
      HOLLINGER INTERNATIONAL
       PUBLISHING, INC.
        8.625% 03/15/2005..............      300,000         313,500
      LENFEST COMMUNICATIONS, INC.
        8.375% 11/01/2005..............    1,350,000       1,434,375
      NEWS AMERICA, INC.
        6.750% 01/09/2038..............    2,825,000       2,828,701
      TIME WARNER ENTERTAINMENT CO.
       L.P.
        8.375% 03/15/2023..............    2,600,000       3,045,406
                                                       -------------
                                                           8,953,232
                                                       -------------
    CONSUMER CYCLICAL (2.3%)
      HILTON HOTELS CORP.
        7.375% 06/01/2002..............    4,000,000       4,053,320
      SEARS ROEBUCK ACCEPTANCE CORP.
       MEDIUM TERM NOTES SERIES I
        6.400% 10/11/2000..............    4,525,000       4,566,902
      SPECIALTY RETAILERS, INC. SERIES
       B
        8.500% 07/15/2005..............    1,000,000       1,025,000
                                                       -------------
                                                           9,645,222
                                                       -------------

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       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

CORPORATE BONDS (CONTINUED)
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    CONSUMER STAPLES (3.9%)
      AETNA SERVICES, INC.
        7.625% 08/15/2026..............  $ 5,000,000   $   5,334,500
      COCA-COLA ENTERPRISES, INC.
        6.750 % 01/15/2038.............    3,850,000       3,882,956
      NABISCO, INC.
        6.000% 02/15/2001..............    1,875,000       1,848,975
        6.700% 06/15/2002..............    3,750,000       3,778,313
      TENET HEALTHCARE CORP.
        8.625% 12/01/2003..............      990,000       1,039,500
                                                       -------------
                                                          15,884,244
                                                       -------------
    ENERGY (0.3%)
      GULF CANADA RESOURCES LTD.
        9.625% 07/01/2005..............    1,250,000       1,362,500
                                                       -------------
    TRANSPORTATION (0.6%)
      FEDERAL EXPRESS CORP. PASS THRU
       TRUST SERIES 1997-1C
        7.650% 01/15/2014..............    2,266,375       2,456,410
                                                       -------------
  FINANCIAL (8.6%)
    BANKS-DOMESTIC (2.6%)
      BANKAMERICA CORP.
        5.758% 02/20/2002..............    3,500,000       3,489,150
      FIRST BANK SYSTEM, INC.
        5.875% 11/26/2010..............    7,230,000       7,193,850
                                                       -------------
                                                          10,683,000
                                                       -------------
    BANKS-FOREIGN (1.2%)
      DEUTSCHE BANK FINANCIAL, INC.
        6.700% 12/13/2006..............    2,850,000       2,924,642
      SWISS BANK CORP. N.Y.
        7.250% 09/01/2006..............    1,825,000       1,944,282
                                                       -------------
                                                           4,868,924
                                                       -------------
    FINANCE (1.2%)
      EQUITABLE COS., INC.
        9.000% 12/15/2004..............      855,000         976,786
      GOLDMAN SACHS GROUP L.P. (144A)
        7.200% 03/01/2007..............    3,700,000       3,905,868
                                                       -------------
                                                           4,882,654
                                                       -------------
    REIT'S (3.6%)
      AMERICAN HEALTH PROPERTIES, INC.
        7.500% 01/15/2007..............      650,000         666,640

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
      EOP OPERATING L.P. (144A)
        6.376% 02/15/2002..............  $ 3,925,000   $   3,911,066
      HEALTH CARE PROPERTY INVESTMENTS,
       INC.
        6.500% 02/15/2006..............    6,400,000       6,263,040
      SIMON DEBARTOLO GROUP L.P. (144A)
        6.625% 06/15/2003..............    4,150,000       4,147,344
                                                       -------------
                                                          14,988,090
                                                       -------------
  UTILITIES (3.0%)
    ELECTRIC (1.7%)
      CALENERGY, INC.
        9.875% 06/30/2003..............    1,000,000       1,070,010
      NIAGARA MOHAWK POWER CORP. SERIES
       D
        7.250% 10/01/2002..............    1,950,000       1,948,674
      NORTHERN INDIANA PUBLIC SERVICE
       CO. MEDIUM TERM NOTES
        6.900% 06/01/2000..............    1,250,000       1,272,050
        6.750% 06/01/2000..............    2,500,000       2,537,450
                                                       -------------
                                                           6,828,184
                                                       -------------
    TELECOMMUNICATIONS (1.3%)
      FLAG LTD. (144A)
        8.250% 01/30/2008..............      500,000         503,750
      MCI COMMUNICATIONS CORP.
        6.125% 04/15/2002..............      555,000         552,935
      WORLDCOM, INC.
        8.875% 01/15/2006..............      900,000         979,083
      US WEST CAPITAL FUNDING, INC.
        6.875% 07/15/2028..............    3,250,000       3,250,260
                                                       -------------
                                                           5,286,028
                                                       -------------
  YANKEE (1.4%)
    OTHER (1.4%)
      AFRICAN DEVELOPMENT BANK MEDIUM
       TERM NOTES
        8.625% 05/01/2001..............    5,300,000       5,678,897
                                                       -------------
    TOTAL CORPORATE BONDS
     (COST $111,378,361)...............                  113,060,316
                                                       -------------
OTHER SECURITIZED LOANS (15.1%)
  ASSET BACKED SECURITIES (3.2%)
    EMPIRE FUNDING HOME LOAN OWNER
     TRUST SERIES 1997-2 CL. A-5
      7.960% 09/25/2023................    2,796,000       2,924,569

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               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
                                     ------

OTHER SECURITIZED LOANS (CONTINUED)
                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    SALOMON BROTHERS MORTGAGE
     SECURITIES VII, INC. SERIES
     1996-LB2 CL. A-8
      7.800% 10/25/2026................  $ 1,000,000   $   1,031,900
    SAXON ASSET SECURITIES CO. SERIES
     1996-1 CL. A-2
      8.060% 09/25/2027................    6,265,000       6,547,176
    STRUCTURED ASSET SECURITIES CORP.
     SERIES 1997-4 CL. 2-A2
      7.000% 12/25/2027................    2,500,000       2,534,899
                                                       -------------
                                                          13,038,544
                                                       -------------
  COLLATERALIZED MORTGAGE OBLIGATIONS (11.9%)
    BEAR STEARNS MORTGAGE SECURITIES,
     INC. SERIES 1996-2 CL. A-1
      6.618% 01/25/2025................    4,144,430       4,151,290
    CMC SECURITIES CORP. IV SERIES
     1997-2 CL. IA-12
      7.250% 11/25/2027................    2,860,000       2,930,811
    DLJ MORTGAGE ACCEPTANCE CORP.
     SERIES 1998-2 CL. II-A-8
      6.800% 06/25/2028................    4,270,000       4,292,893
    GE CAPITAL MORTGAGE SERVICES, INC.
     SERIES 1997-8 CL. A-6
      7.250% 10/25/2027................    2,480,000       2,544,831
    GE CAPITAL MORTGAGE SERVICES, INC.
     SERIES 1997-8 CL. A-7
      7.250% 10/25/2027................    9,352,184       9,381,527
    ICIFC SECURED ASSETS CORP. SERIES
     1997-1 CL. A-7
      7.750% 03/25/2028................    2,660,000       2,711,344
    MORTGAGE OBLIGATION STRUCTURED
     TRUST (144A) SERIES 1993-1 CL. B1
      10.664% 10/25/2018...............    2,340,030       2,432,473
    NORWEST ASSET SECURITIES CORP.
     SERIES 1997-16 CL. A-2
      6.750% 10/25/2027................   14,080,000      14,129,211
    PNC MORTGAGE SECURITIES CORP.
     SERIES 1997-4 CL. IIPP-2
      7.500% 07/25/2027................    2,995,000       3,110,513
    RESIDENTIAL FUNDING MORTGAGE
     SECURITIES, INC. SERIES 1993-S45
     CL. A-10
      8.000% 12/25/2023................    1,250,000       1,282,609

                                          PRINCIPAL
                                            AMOUNT       VALUE(1)
                                         ------------  -------------
    STRUCTURED ASSET MORTGAGE
     INVESTMENTS, INC. SERIES 1998-8
     CL. 1-8-A
      7.000% 07/25/2028................  $ 2,000,000   $   2,030,000
                                                       -------------
                                                          48,997,502
                                                       -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST $60,832,606)................                   62,036,046
                                                       -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENTS
     (COST $391,858,220)...............                  401,433,704
                                                       -------------
REPURCHASE AGREEMENTS (5.4%)
    GOLDMAN SACHS CORP.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $ 16,476,355.
     COLLATERALIZED BY
     U.S. TREASURY BONDS
     6.250% DUE 08/15/2023.............   16,473,724      16,473,724
    J.P. MORGAN SECURITIES, INC.
     5.830% DATED 06/30/1998,
     DUE 07/01/1998 IN THE
     AMOUNT OF $6,000,958.
     COLLATERALIZED BY
     U.S. TREASURY NOTES
     5.625% TO 6.750%
     DUE 04/30/2000 TO 12/31/2002......    6,000,000       6,000,000
                                                       -------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $22,473,724)................                   22,473,724
                                                       -------------
TOTAL INVESTMENTS (103.0%)
 (COST $414,331,944)...................                  423,907,428
RECEIVABLES LESS LIABILITIES (-3.0%)...                  (12,371,186)
                                                       -------------
NET ASSETS (100.0%)....................                $ 411,536,242
                                                       -------------
                                                       -------------

(1)  See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                AMOUNT       VALUE(1)
                                         -----------  -------------
STATE OF OREGON GENERAL OBLIGATION BONDS (8.1%)
    BOARD OF HIGHER EDUCATION REFUNDING
     SERIES B
      6.250% 10/15/2012................  $  740,000   $     796,425
    BOARD OF HIGHER EDUCATION SERIES A
      0.000% 08/01/2014................     450,000         203,625
      5.900% 08/01/2018................   1,000,000       1,068,750
    ELDERLY & DISABLED HOUSING
     REFUNDING SERIES B
      6.250% 08/01/2013................   1,000,000       1,086,250
    POLLUTION CONTROL SERIES C
      5.625% 06/01/2013................   2,545,000       2,576,812
      5.900% 06/01/2014................   3,270,000       3,327,225
    VETERANS' WELFARE
      9.000% 10/01/2000................   1,010,000       1,119,837
     11.000% 12/01/2000................     865,000       1,003,400
      0.000% 07/01/2001................   1,200,000       1,065,000
      6.000% 08/01/2002................   2,000,000       2,147,500
      6.000% 02/01/2004................     695,000         754,944
      9.000% 04/01/2004................     280,000         346,150
      9.000% 04/01/2005................   1,060,000       1,344,875
      8.250% 07/01/2005................     500,000         616,250
      9.000% 10/01/2005................   1,640,000       2,109,450
      7.250% 01/01/2007................   1,485,000       1,780,144
      9.200% 04/01/2007................   2,370,000       3,172,838
      8.250% 07/01/2007................     540,000         689,850
      9.200% 10/01/2007................   1,250,000       1,693,750
      7.300% 01/01/2008................     255,000         310,781
      8.000% 01/01/2008................   1,220,000       1,546,350
      7.300% 07/01/2008................   1,125,000       1,380,938
      8.000% 07/01/2008................     480,000         613,800
      5.850% 10/01/2015................   1,075,000       1,155,625
      5.200% 10/01/2018................   2,000,000       2,005,000
                                                      -------------
    TOTAL STATE OF OREGON GENERAL
     OBLIGATION BONDS
     (COST $32,016,030)................                  33,915,569
                                                      -------------
OREGON GENERAL OBLIGATION BONDS (18.6%)
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT WEST
     LINN-WILSONVILLE
      5.875% 10/01/2009................   2,550,000       2,731,687
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #7J LAKE OSWEGO SERIES A
      5.300% 06/15/2005................   1,000,000       1,051,250

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
      5.500% 06/15/2006................  $1,000,000   $   1,060,000
      5.700% 06/15/2010................   2,735,000       2,892,262
    CLACKAMAS COMMUNITY COLLEGE
     DISTRICT
      5.250% 12/01/2009................   1,270,000       1,350,962
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1
      5.000% 12/01/2017................   1,500,000       1,490,625
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1 BEND-LAPINE
      0.000% 02/01/2000................   1,175,000       1,104,500
      0.000% 02/01/2001................   1,135,000       1,024,337
      0.000% 02/01/2002................   1,445,000       1,249,925
    EUGENE PUBLIC SAFETY
      6.000% 06/01/2005................     850,000         935,000
    EUGENE PUBLIC SAFETY FACILITIES
      5.625% 06/01/2013................   1,295,000       1,371,081
    JACKSON COUNTY SCHOOL DISTRICT
     #549C MEDFORD
      5.375% 06/01/2012................   1,200,000       1,236,000
    LANE COUNTY AREA EDUCATION DISTRICT
     LANE COMMUNITY COLLEGE
      5.300% 06/01/2007................   1,000,000       1,066,250
      4.850% 06/01/2008................   4,080,000       4,212,600
      5.000% 06/01/2009................   1,000,000       1,043,750
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE
      0.000% 01/01/2003................   1,345,000       1,112,987
      0.000% 01/01/2005................   1,395,000       1,051,481
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE REFUNDING SERIES A
      0.000% 07/01/2001................   2,015,000       1,785,794
      0.000% 07/01/2003................   1,480,000       1,198,800
      0.000% 07/01/2005................   2,325,000       1,714,687
    METRO OPEN SPACES PROGRAM SERIES C
      5.100% 09/01/2009................   2,375,000       2,455,156
    METRO WASHINGTON PARK ZOO SERIES A
      5.250% 01/15/2009................   1,040,000       1,092,000
      5.300% 01/15/2011................   1,000,000       1,043,750

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
OREGON GENERAL OBLIGATION BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    MULTNOMAH-CLACKAMAS COUNTIES SCHOOL
     DISTRICT #10JT GRESHAM
      5.250% 06/01/2017................  $1,620,000   $   1,642,275
    MULTNOMAH-CLACKAMAS COUNTIES SCHOOL
     DISTRICT #51JT RIVERDALE
      5.750% 06/01/2016................   2,270,000       2,394,850
    MULTNOMAH COUNTY CERTIFICATE
     PARTICIPATION
      4.550% 08/01/2010................   2,725,000       2,697,750
    MULTNOMAH COUNTY PUBLIC
     IMPROVEMENTS
      5.250% 10/01/2013................   1,800,000       1,845,000
    MULTNOMAH COUNTY SCHOOL DISTRICT #7
     REYNOLDS
      5.250% 06/01/2011................   1,500,000       1,554,375
    MULTNOMAH COUNTY SCHOOL DISTRICT
     #40 DAVID DOUGLAS
      7.100% 06/01/2002................     880,000         972,400
    PORT OF PORTLAND SERIES A
      0.000% 03/01/2007................   3,000,000       2,040,000
    PORTLAND PUBLIC IMPROVEMENTS SERIES
     A
      5.750% 06/01/2014................   2,355,000       2,428,594
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES A
      5.750% 06/01/2012................   1,370,000       1,459,050
      5.750% 06/01/2013................   1,345,000       1,430,744
      5.750% 06/01/2015................   1,155,000       1,225,744
    PORTLAND RECREATIONAL FACILITIES
     IMPROVEMENTS SERIES B
      5.500% 06/01/2009................   2,115,000       2,244,544
      5.750% 06/01/2014................   1,750,000       1,857,188
      5.750% 06/01/2015................   2,955,000       3,135,994
    PORTLAND COMMUNITY COLLEGE DISTRICT
      0.000% 07/01/2007................   2,025,000       1,356,750
    TRI-COUNTY METROPOLITAN
     TRANSPORTATION DISTRICT LIGHT RAIL
     EXTENSION SERIES A
      6.000% 07/01/2012................   3,495,000       3,717,806

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    TUALATIN HILLS PARK & RECREATION
     DISTRICT
      5.700% 03/01/2009................  $1,340,000   $   1,430,450
      5.750% 03/01/2010................     730,000         778,363
    WASHINGTON COUNTY REFUNDING
      6.200% 12/01/2007................   1,500,000       1,591,875
    WASHINGTON & CLACKAMAS COUNTIES
     SCHOOL DISTRICT #23J TIGARD
     REFUNDING
      5.400% 01/01/2010................   1,720,000       1,784,500
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES B
      6.150% 06/01/2008................   1,010,000       1,049,138
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES C
      7.800% 06/01/2003................   1,200,000       1,389,000
    WASHINGTON, MULTNOMAH & YAMHILL
     COUNTIES SCHOOL DISTRICT #1J
      5.000% 11/01/2011................   1,100,000       1,130,250
    WILSONVILLE LIMITED TAX IMPROVEMENT
      5.000% 12/01/2020................   1,325,000       1,325,027
                                                      -------------
    TOTAL OREGON GENERAL OBLIGATION
     BONDS
     (COST $73,873,476)................                  77,756,551
                                                      -------------
OREGON REVENUE BONDS (15.4%)
    ALBANY HOSPITAL FACILITY AUTHORITY
     MENNONITE HOME
      5.625% 10/01/2017................     375,000         383,437
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ROBISON JEWISH HOME
     PROJECT
      6.250% 10/01/2021................   2,000,000       2,015,180
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY WILLAMETTE VIEW, INC.
     PROJECT
      6.000% 11/01/2008................     435,000         468,712
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY GNMA COLLATERAL JENNINGS
     LODGE
      7.500% 10/20/2031................   1,030,000       1,100,812
    CLACKAMAS COUNTY HOUSING AUTHORITY
     MULTIFAMILY HOUSING EASTON RIDGE
     SERIES A
      5.800% 12/01/2016................   2,255,000       2,348,019

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
OREGON REVENUE BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    DESCHUTES COUNTY HOSPITAL FACILITY
     AUTHORITY
      5.750% 01/01/2009................  $1,670,000   $   1,757,675
    DESCHUTES VALLEY WATER DISTRICT
      5.875% 09/01/2005................   3,420,000       3,697,875
    EUGENE ELECTRIC UTILITY REFUNDING
      5.800% 08/01/2008................   1,435,000       1,504,956
      5.800% 08/01/2009................   1,300,000       1,358,500
      6.000% 08/01/2011................   1,375,000       1,445,469
    GRESHAM SEWER
      5.350% 06/01/2006................     860,000         908,375
    GRESHAM STORMWATER
      6.100% 10/01/2009................   1,115,000       1,218,137
    HILLSBORO HOSPITAL FACILITY
     AUTHORITY TUALITY HEALTHCARE
      5.750% 10/01/2012................   3,395,000       3,522,313
    LEBANON WASTEWATER REFUNDING
      5.750% 06/01/2011................   1,225,000       1,280,125
    NORTH CLACKAMAS PARKS & RECREATION
     DISTRICT RECREATIONAL FACILITIES
      5.700% 04/01/2013................   2,840,000       2,974,900
    NORTHERN WASCO COUNTY PEOPLE'S
     UTILITY DISTRICT ELECTRIC
      0.000% 02/01/2006................     610,000         420,900
      0.000% 02/01/2007................     585,000         375,131
      0.000% 02/01/2008................     610,000         362,950
      0.000% 02/01/2011................     500,000         240,000
    OREGON HOUSING FINANCIAL
      5.800% 07/01/2009................     420,000         421,785
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     GOODWILL INDUSTRIES LANE COUNTY
     SERIES A
      6.650% 11/15/2022................   4,300,000       4,294,625
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     REED COLLEGE PROJECT SERIES A
      5.300% 07/01/2011................     500,000         513,125

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT HOUSING FINANCE
     ASSISTED INSURED MULTI-UNIT B
      6.800% 07/01/2013................  $8,270,000   $   8,755,863
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE
     PG-SERIES A
      4.850% 07/01/2010................     310,000         312,713
      5.100% 07/01/2014................     430,000         432,150
      6.800% 07/01/2016................   2,005,000       2,145,350
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES D
      6.700% 07/01/2013................   1,000,000       1,053,750
    OREGON HOUSING & COMMUNITY SERVICES
     DEPARTMENT MORTGAGE SINGLE-FAMILY
     MORTGAGE PROGRAM SERIES E
      6.750% 07/01/2016................   2,660,000       2,660,000
    PORT OF ST HELENS POLLUTION CONTROL
     PORTLAND GENERAL ELECTRIC-B
      4.800% 06/01/2010................   2,000,000       1,995,000
    PORT OF ST. HELENS POLLUTION
     CONTROL PORTLAND GENERAL ELECTRIC
     CO.
      4.800% 04/01/2010................   2,300,000       2,294,250
    PORTLAND HYDROELECTRIC POWER
      6.800% 10/01/2004................     465,000         467,999
    PORTLAND PARKING REFUNDING
      6.375% 10/01/2012................   1,700,000       1,770,125
    PORTLAND WATER SYSTEM
      5.250% 08/01/2013................   2,000,000       2,047,500
      5.000% 08/01/2017................   3,685,000       3,694,213
    PRINEVILLE SEWER FIRST LIEN
      6.500% 07/01/2004................     500,000         538,125
      6.800% 07/01/2012................   1,050,000       1,166,813
    REEDSPORT WATER
      7.000% 10/01/2014................     520,000         588,250
    SHERIDAN WATER REFUNDING
      5.350% 04/01/2018................     300,000         301,125

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
OREGON REVENUE BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    SOUTH FORK WATER BOARD FIRST LIEN
      5.450% 02/01/2014................  $1,300,000   $   1,327,625
                                                      -------------
    TOTAL OREGON REVENUE BONDS
     (COST $61,358,100)................                  64,163,852
                                                      -------------
OREGON INSURED BONDS (40.2%)
    CENTRAL OREGON COMMUNITY COLLEGE
     DISTRICT
      5.800% 06/01/2007................     760,000         811,300
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT SERIES B
      5.600% 06/01/2014................   1,180,000       1,256,700
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT
      5.750% 06/01/2010................     590,000         651,212
    CLACKAMAS COUNTY HEALTH FACILITY
     AUTHORITY REVENUE REFUNDING
     ADVENTIST HEALTH A
      6.350% 03/01/2009................   1,500,000       1,621,875
    CLATSOP COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #10
      5.875% 07/01/2012................     630,000         654,412
    CROOK COUNTY SCHOOL DISTRICT
      4.900% 02/01/2009................   1,165,000       1,179,562
    DESCHUTES & JEFFERSON COUNTIES
     SCHOOL DISTRICT #2J REDMOND
     REFUNDING
      5.600% 06/01/2009................   1,000,000       1,043,750
    EMERALD PEOPLES UTILITIES DISTRICT
      7.200% 11/01/2006................     480,000         573,600
      7.350% 11/01/2010................   2,160,000       2,724,300
      7.350% 11/01/2011................   2,000,000       2,535,000
      7.350% 11/01/2012................   2,490,000       3,162,300
      7.350% 11/01/2013................   2,675,000       3,420,656
    EUGENE ELECTRIC UTILITY REVENUE
     REFUNDING
      4.700% 08/01/2008................   1,225,000       1,246,437
    HOOD RIVER COUNTY SCHOOL DISTRICT
      5.650% 06/01/2008................   1,020,000       1,079,925
    JOSEPHINE COUNTY SCHOOL DISTRICT #7
     GRANTS PASS
      5.700% 06/01/2013................   2,000,000       2,122,500
    KLAMATH COUNTY
      5.100% 06/01/2008................   1,015,000       1,068,287

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
      5.150% 06/01/2009................  $  700,000   $     738,500
    LANE COUNTY SCHOOL DISTRICT #1
     PLEASANT HILL
      5.350% 12/01/2012................     650,000         674,375
      5.450% 12/01/2013................     725,000         754,000
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD REFUNDING
      5.250% 10/15/2006................   1,340,000       1,425,425
      6.000% 10/15/2012................     740,000         822,325
      6.000% 10/15/2014................   1,310,000       1,462,287
    LANE COUNTY SCHOOL DISTRICT #52
     BETHEL
      6.250% 12/01/2007................     580,000         656,850
      6.400% 12/01/2009................     750,000         849,375
    LINCOLN COUNTY SCHOOL DISTRICT
      6.000% 06/15/2006................     900,000       1,001,250
      6.000% 06/15/2007................   1,855,000       2,079,919
      6.000% 06/15/2008................   1,150,000       1,296,625
      6.000% 06/15/2009................   2,465,000       2,766,962
      5.600% 06/15/2010................   3,480,000       3,767,100
      5.250% 06/15/2012................   3,815,000       3,948,525
    MALHEUR COUNTY SCHOOL DISTRICT #26
     NYSSA
      5.750% 06/01/2015................   1,910,000       2,017,437
    MARION & LINN COUNTY ELEMENTARY
     SCHOOL DISTRICT #77J STAYTON
      6.250% 07/01/2013................   1,260,000       1,395,450
    MARION COUNTY SCHOOL DISTRICT #103C
     WOODBURN SERIES B
      0.000% 11/01/2006................   2,000,000       1,387,500
      0.000% 11/01/2007................   2,000,000       1,322,500
      0.000% 11/01/2009................   2,500,000       1,503,125
      0.000% 11/01/2011................   2,010,000       1,085,400
    MILWAUKIE, OR
      4.650% 06/01/2009................     405,000         409,556
      4.750% 06/01/2010................     425,000         432,437
      4.850% 06/01/2011................     340,000         344,250
    MORROW COUNTY SCHOOL DISTRICT #1
      6.000% 06/01/2006................     880,000         976,800
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      5.000% 04/01/2018................   1,500,000       1,494,375

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                                     [LOGO]
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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

OREGON INSURED BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    MULTNOMAH COUNTY SCHOOL DISTRICT #3
     PARKROSE
      5.400% 12/01/2005................  $1,010,000   $   1,069,337
      5.700% 12/01/2008................   1,330,000       1,428,087
      5.700% 12/01/2009................   1,970,000       2,100,513
      5.500% 12/01/2010................     895,000         938,631
      5.500% 12/01/2011................   1,000,000       1,047,500
    NORTHERN OREGON CORRECTIONS
      5.250% 09/15/2012................   1,000,000       1,030,000
      5.300% 09/15/2013................   1,000,000       1,035,000
    ONTARIO OREGON CATHOLIC HEALTH HOLY
     ROSARY MEDICAL CENTER
      5.500% 11/15/2012................   1,500,000       1,586,250
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES A
      5.375% 11/01/2004................   1,500,000       1,590,000
      5.250% 05/01/2008................   4,950,000       5,209,875
      5.300% 05/01/2008................     750,000         795,938
      5.250% 11/01/2009................   2,460,000       2,573,775
      5.700% 05/01/2015................   1,000,000       1,063,750
      5.375% 11/01/2016................   4,695,000       4,824,113
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES B
      5.500% 11/01/2011................   1,635,000       1,731,056
      5.000% 11/01/2013................   1,000,000       1,015,000
      5.000% 11/01/2014................     500,000         505,625
    OREGON DEPARTMENT OF ADMINISTRATIVE
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.500% 05/01/2011................   2,000,000       2,112,500
      5.750% 05/01/2017................   2,000,000       2,125,000
    OREGON DEPARTMENT OF GENERAL
     SERVICES CERTIFICATES
     PARTICIPATION SERIES C
      5.800% 03/01/2015................     840,000         875,700
    OREGON HEALTH SCIENCES UNIVERSITY
     REVENUE SERIES A
      0.000% 07/01/2009................   1,530,000         918,000
      0.000% 07/01/2012................   1,315,000         670,650
      0.000% 07/01/2014................   2,495,000       1,138,344
      0.000% 07/01/2015................   4,325,000       1,865,156

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    OREGON HEALTH SCIENCES UNIVERSITY
     REVENUE SERIES B
      4.875% 07/01/2007................  $1,695,000   $   1,737,375
    OREGON HEALTH, HOUSING, EDUCATIONAL
     & CULTURAL FACILITIES AUTHORITY
     LEWIS & CLARK COLLEGE
      6.000% 10/01/2013................     965,000       1,054,263
    PORT OF PORTLAND AIRPORT REVENUE
     PORTLAND INTERNATIONAL AIRPORT
     SERIES 7-A
      6.500% 07/01/2004................     500,000         535,625
      6.750% 07/01/2015................   3,470,000       3,751,938
    PORT OF PORTLAND AIRPORT REVENUE
     SERIES 9-A
      5.500% 07/01/2006................     500,000         523,750
    PORTLAND ARENA GAS TAX REVENUE
      0.000% 06/01/2016................   1,100,000         398,750
      0.000% 06/01/2017................   1,420,000         481,025
    PORTLAND COMMUNITY COLLEGE DISTRICT
      5.000% 07/01/2011................   2,000,000       2,047,500
    PORTLAND GAS TAX REVENUE SERIES A
      5.800% 06/01/2016................   1,625,000       1,726,563
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      5.000% 06/01/2009................   1,075,000       1,112,625
      5.000% 06/01/2015................   5,500,000       5,527,500
    SALEM-KEIZER SCHOOL DISTRICT #24J
      5.400% 06/01/2006................   1,000,000       1,052,500
    SALEM PEDESTRIAN SAFETY
     IMPROVEMENTS
      5.400% 05/01/2009................   1,000,000       1,050,000
    SALEM WATER & SEWER
      6.000% 06/01/2005................   1,080,000       1,186,650
    TILLAMOOK COUNTY
      6.250% 01/01/2014................     960,000       1,058,400
      5.700% 01/15/2016................     700,000         741,125
    TUALATIN VALLEY WATER DISTRICT
      5.000% 06/01/2018................   2,045,000       2,042,444
    UMATILLA COUNTY SCHOOL DISTRICT #6R
     UMATILLA
      5.080% 06/15/2018................   1,455,000       1,442,269

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---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

OREGON INSURED BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      4.400% 12/01/2011................  $1,000,000   $     968,750
    UMATILLA COUNTY SCHOOL DISTRICT
     #16R PENDLETON
      4.650% 07/01/2010................   1,660,000       1,660,000
    WASHINGTON COUNTY SCHOOL DISTRICT
     #13
      5.350% 06/01/2011................     355,000         371,863
      5.350% 06/01/2012................     440,000         457,600
      5.400% 06/01/2013................     485,000         504,400
    WASHINGTON COUNTY SCHOOL DISTRICT
     #15
      5.250% 06/01/2009................   1,000,000       1,058,750
    WASHINGTON COUNTY SCHOOL DISTRICT
     #48J BEAVERTON SERIES A
      5.200% 12/01/2009................   1,740,000       1,813,950
    WASHINGTON COUNTY SCHOOL DISTRICT
     #88J SHERWOOD
      6.100% 06/01/2012................   1,000,000       1,090,000
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY REVENUE
      5.500% 10/01/2016................   1,500,000       1,571,250
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY REVENUE SERIES A
      0.000% 10/01/2003................   1,975,000       1,582,469
      0.000% 10/01/2005................   5,230,000       3,811,363
      0.000% 10/01/2007................   4,835,000       3,197,144
      5.750% 10/01/2009................   3,350,000       3,722,688
      5.750% 10/01/2010................   2,000,000       2,222,500
      5.750% 10/01/2011................   1,825,000       2,025,750
      5.400% 10/01/2012................     520,000         545,350
      5.750% 10/01/2012................   2,000,000       2,232,500
    WASHINGTON COUNTY UNIFIED SEWER
     AGENCY UNREFUNDED SERIES A
      5.900% 10/01/2006................   1,050,000       1,136,625
    WESTERN LANE HOSPITAL DISTRICT
     FACILITY AUTHORITY REVENUE
     REFUNDING SISTERS ST. JOSEPH PEACE
      5.625% 08/01/2007................   2,080,000       2,230,800
    YAMHILL COUNTY SCHOOL DISTRICT #29J
     NEWBERG
      5.500% 06/01/2010................   1,405,000       1,499,838
      5.750% 06/01/2011................   2,280,000       2,508,000
      6.100% 06/01/2011................   3,355,000       3,711,469

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    YAMHILL COUNTY SCHOOL DISTRICT #40
      6.000% 06/01/2009................  $  500,000   $     561,250
      5.350% 06/01/2010................     500,000         529,375
      5.600% 06/01/2016................     500,000         524,375
                                                      -------------
    TOTAL OREGON INSURED BONDS
     (COST $160,229,855)...............                 168,022,325
                                                      -------------
OREGON PRE-REFUNDED BONDS (5.6%)
    CHEMEKETA COMMUNITY COLLEGE
     DISTRICT
      5.950% 06/01/2016................   1,600,000       1,780,000
    CLACKAMAS & WASHINGTON COUNTIES
     SCHOOL DISTRICT #3JT WEST
     LINN-WILSONVILLE
      5.875% 08/01/2009................   1,000,000       1,068,750
    CLACKAMAS COUNTY HOSPITAL FACILITY
     AUTHORITY ELDERLY HOUSING
     WILLAMETTE VIEW INCOME PROJECT
      7.000% 11/15/2011................     470,000         522,287
    CLACKAMAS COUNTY SCHOOL DISTRICT #1
      6.250% 07/01/2002................     925,000         982,813
      6.300% 07/01/2003................     700,000         744,625
    CLACKAMAS COUNTY SCHOOL DISTRICT
     #115 GLADSTONE
      6.150% 06/01/2014................   1,200,000       1,344,000
    DESCHUTES COUNTY ADMINISTRATIVE
     SCHOOL DISTRICT #1 BEND-LAPINE
      5.800% 02/01/2004................     780,000         819,975
      5.900% 02/01/2005................     980,000       1,033,900
    EUGENE ELECTRIC UTILITY SERIES C
      5.750% 08/01/2011................     715,000         779,350
      5.750% 08/01/2016................   1,055,000       1,149,950
    LANE COUNTY SCHOOL DISTRICT #19
     SPRINGFIELD
      6.150% 10/15/2009................   1,500,000       1,676,250
    MEDFORD HOSPITAL FACILITY AUTHORITY
     REVENUE GROSS-ROGUE VALLEY HEALTH
     SERVICES
      6.800% 12/01/2011................   1,820,000       1,972,425
    MULTNOMAH COUNTY EDUCATIONAL
     FACILITIES UNIVERSITY OF PORTLAND
     PROJECT
      6.000% 04/01/2014................   1,375,000       1,510,781

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

OREGON PRE-REFUNDED BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    OREGON CITY SEWER
      6.500% 10/01/2007................  $  500,000   $     556,250
    OREGON HOUSING, EDUCATIONAL &
     CULTURAL FACILITIES AUTHORITY REED
     COLLEGE PROJECT SERIES A
      6.350% 07/01/2002................     320,000         346,800
      6.400% 07/01/2003................     280,000         303,800
    PORTLAND SEWER SYSTEM REVENUE
     SERIES A
      6.050% 06/01/2009................     535,000         590,506
      6.200% 06/01/2012................   4,000,000       4,445,000
    UMATILLA COUNTY SCHOOL DISTRICT #8R
     HERMISTON
      6.000% 12/01/2010................     695,000         766,238
    UNION HEALTH DISTRICT
      5.750% 02/01/2010................   1,070,000       1,131,525
                                                      -------------
    TOTAL OREGON PRE-REFUNDED BONDS
     (COST $21,492,568)................                  23,525,225
                                                      -------------
OREGON OTHER BONDS (2.9%)
    GRANTS PASS URBAN RENEWAL AGENCY
     TAX INCREMENT
      6.125% 08/01/2012................     755,000         779,537
    HOOD RIVER URBAN RENEWAL AGENCY
     REVENUE
      6.250% 12/15/2011................   1,250,000       1,365,625
    LANE COUNTY SCHOOL DISTRICT #4J
     EUGENE CERTIFICATES PARTICIPATION
      6.900% 10/01/2000................     500,000         531,250
    LEBANON SPECIAL OBLIGATION REVENUE
     REFUNDING LEASE WATER
      5.400% 10/01/2013................     755,000         773,875
    MEDFORD URBAN RENEWAL AGENCY TAX
     REVENUE
      5.875% 09/01/2010................     500,000         529,375
    NEWBERG CERTIFICATES PARTICIPATION
      5.900% 12/01/1998................     365,000         367,639
      6.000% 12/01/1999................     390,000         399,750
      6.100% 12/01/2000................     410,000         426,913
      6.200% 12/01/2001................     410,000         433,575

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PORTLAND AIRPORT WAY URBAN RENEWAL
     & REDEVELOPMENT TAX INCREMENT
     SERIES C
      5.900% 06/01/2006................  $  860,000   $     919,125
    PORTLAND BUILDING REFUNDING SERIES
     A
      4.750% 04/01/2007................   2,000,000       2,027,500
    PORTLAND URBAN RENEWAL &
     REDEVELOPMENT REFUNDING, DOWNTOWN
     WATERFRONT SERIES L
      6.000% 06/01/2002................   1,140,000       1,218,375
      6.400% 06/01/2008................   2,085,000       2,243,981
                                                      -------------
    TOTAL OREGON OTHER BONDS
     (COST $11,323,155)................                  12,016,520
                                                      -------------
OTHER BONDS (7.8%)
    PUERTO RICO COMMONWEALTH
      6.250% 07/01/2008................   1,000,000       1,145,000
      5.000% 07/01/2018................   1,500,000       1,483,125
    PUERTO RICO COMMONWEALTH AQUEDUCT &
     SEWER AUTHORITY
      5.200% 07/01/2008................   1,000,000       1,063,750
    PUERTO RICO COMMONWEALTH AQUEDUCT &
     SEWER AUTHORITY REVENUE SERIES A
      9.000% 07/01/2009................   6,085,000       7,659,494
    PUERTO RICO COMMONWEALTH
     INFRASTRUCTURE FINANCING AUTHORITY
      5.000% 07/01/2013................   1,750,000       1,776,250
    PUERTO RICO COMMONWEALTH PUBLIC
     BUILDINGS AUTHORITY REVENUE SERIES
     B
      5.000% 07/01/2013................   3,130,000       3,184,775
      5.000% 07/01/2027................   1,500,000       1,473,750
    PUERTO RICO COMMONWEALTH PUBLIC
     IMPROVEMENTS
      6.250% 07/01/2009................   3,000,000       3,457,500
      6.250% 07/01/2013................   1,000,000       1,156,250
    PUERTO RICO ELECTRIC POWER
     AUTHORITY
      5.000% 07/01/2010................   2,425,000       2,497,750
    PUERTO RICO HOUSING BANK & FINANCE
     AGENCY SINGLE FAMILY MORTGAGE
     REVENUE FHA HOMEOWNERSHIP 5TH
     PORTFOLIO
      7.500% 12/01/2015................     610,000         649,650

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                                     [LOGO]
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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                                     ------

OTHER BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
    PUERTO RICO HOUSING FINANCE CORP.
     MULTI FAMILY MORTGAGE REVENUE
     PORTFOLIO A-1
      7.500% 04/01/2022................  $1,425,000   $   1,492,688
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES B
      7.500% 10/15/2012................   1,040,000       1,097,200
    PUERTO RICO HOUSING FINANCE CORP.
     SINGLE FAMILY MORTGAGE REVENUE
     PORTFOLIO 1 SERIES C
      6.750% 10/15/2013................     710,000         755,262
    PUERTO RICO INDUSTRIAL, MEDICAL &
     ENVIRONMENTAL POLLUTION CONTROL
     FACILITIES FINANCING AUTHORITY
     REVENUE FHA INSURED MORTGAGE DR.
     PILA HOSPITAL PROJECT -A
      7.700% 08/01/2008................   1,895,000       1,937,031
    VIRGIN ISLANDS PUBLIC FINANCE
     AUTHORITY REVENUE UNREFUNDED
     BALANCE SERIES A
      7.300% 10/01/2018................   1,185,000       1,493,100
                                                      -------------
    TOTAL OTHER BONDS
     (COST $30,738,739)................                  32,322,575
                                                      -------------
    TOTAL INVESTMENTS, EXCLUDING
     TEMPORARY CASH INVESTMENT
     (COST $391,031,923)...............                 411,722,617
                                                      -------------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  -------------
TAX-EXEMPT MONEY MARKET INVESTMENT (0.9%)
      SEI TAX EXEMPT TRUST (COST
       $3,743,725).....................  $3,743,725   $   3,743,725
                                                      -------------
TOTAL INVESTMENTS (99.5%)
 (COST $394,775,648)...................                 415,466,342
RECEIVABLES LESS LIABILITIES (0.5%)....                   2,116,146
                                                      -------------
NET ASSETS (100.0%)....................               $ 417,582,488
                                                      -------------
                                                      -------------

(1)  See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       62
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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

JUNE 30, 1998                             PRINCIPAL
(UNAUDITED)                                AMOUNT       VALUE(1)
                                         -----------  ------------
CORPORATE BONDS (93.8%)
INDUSTRIAL (79.8%)
  BASIC INDUSTRY & MANUFACTURING (16.6%)
    MANUFACTURING (15.0%)
      AVIATION SALES CO. (144A)
       SENIOR SUBORDINATED NOTES
        8.125% 02/15/2008..............  $1,000,000   $    975,000
      FEDERAL MOGUL CORP.
       NOTES
        7.750% 07/01/2006..............     500,000        499,375
      HAYES WHEELS INTERNATIONAL, INC.
       SERIES B
       SENIOR SUBORDINATED NOTES
        9.125% 07/15/2007..............   1,000,000      1,045,000
      SILGAN HOLDINGS, INC.
       SENIOR SUBORDINATED DEBENTURES
        9.000% 06/01/2009..............   1,000,000      1,035,000
      TITAN WHEEL INTERNATIONAL, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 04/01/2007..............     900,000        927,000
      TRACOR, INC.
       SENIOR SUBORDINATED NOTES
        8.500% 03/01/2007..............   1,000,000      1,082,500
      UNISYS CORP.
       SENIOR NOTES
        7.875% 04/01/2008..............   1,000,000      1,020,000
      WYMAN-GORDON CO.
       SENIOR NOTES
        8.000% 12/15/2007..............     990,000      1,004,850
                                                      ------------
                                                         7,588,725
                                                      ------------
    METALS/MINING (1.6%)
      RYERSON TULL, INC.
       NOTES
        8.500% 07/15/2001..............     750,000        779,063
                                                      ------------
    TOTAL BASIC INDUSTRY &
     MANUFACTURING.....................                  8,367,788
                                                      ------------
  BUSINESS & CONSUMER SERVICES (6.1%)
    IRON MOUNTAIN, INC.
     SENIOR SUBORDINATED NOTES
      10.125% 10/01/2006...............     750,000        813,750
    PIERCE LEAHY CORP.
     SENIOR SUBORDINATED NOTES
      11.125% 07/15/2006...............     900,000      1,008,000

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
    RENTAL SERVICE CORP. (144A)
     SENIOR SUBORDINATED NOTES
      9.000% 05/15/2008................  $  750,000   $    750,000
    UNITED STATIONERS SUPPLY CO. (144A)
     SENIOR SUBORDINATED NOTES
      8.375% 04/15/2008................     485,000        486,213
                                                      ------------
    TOTAL BUSINESS & CONSUMER
     SERVICES..........................                  3,057,963
                                                      ------------
  CONSUMER CYCLICAL (11.1%)
    HOTELS & GAMING (3.7%)
      HMH PROPERTIES, INC. SERIES B
       SENIOR SECURED NOTES
        9.500% 05/15/2005..............     600,000        652,500
      RIO HOTEL & CASINO, INC.
       SENIOR SUBORDINATED NOTES
        9.500% 04/15/2007..............     450,000        477,000
      STATION CASINOS, INC.
       SENIOR SUBORDINATED NOTES
        9.625% 06/01/2003..............     740,000        765,900
                                                      ------------
                                                         1,895,400
                                                      ------------
    HOUSING RELATED (2.0%)
      WEBB (DEL E.) CORP.
       SENIOR SUBORDINATED DEBENTURES
        9.000% 02/15/2006..............   1,000,000        995,000
                                                      ------------
    RETAIL (5.4%)
      MAXIM GROUP, INC. SERIES B
       SENIOR SUBORDINATED NOTES
        9.250% 10/15/2007..............     900,000        924,750
      SPECIALTY RETAILERS, INC. SERIES
       B
       SENIOR NOTES
        8.500% 07/15/2005..............   1,000,000      1,025,000
      ZALE CORP. SERIES B
       SENIOR NOTES
        8.500% 10/01/2007..............     750,000        772,500
                                                      ------------
                                                         2,722,250
                                                      ------------
    TOTAL CONSUMER CYCLICAL............                  5,612,650
                                                      ------------
  CONSUMER STAPLES (11.9%)
    FOOD/BEVERAGE/TOBACCO (1.9%)
      AURORA FOODS, INC. SERIES E
       (144A)
       SENIOR SUBORDINATED NOTES
        8.750% 07/01/2008..............     500,000        506,875

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                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

CORPORATE BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
      PURINA MILLS, INC. (144A)
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2010..............  $  450,000   $    462,375
                                                      ------------
                                                           969,250
                                                      ------------
    HEALTH CARE (8.0%)
      ABBEY HEALTHCARE GROUP, INC.
       SENIOR SUBORDINATED NOTES
        9.500% 11/01/2002..............     500,000        495,000
      CONMED CORP.
       SENIOR SUBORDINATED NOTES
        9.000% 03/15/2008..............     750,000        744,375
      HEALTHSOUTH CORP.
       SENIOR SUBORDINATED NOTES
        9.500% 04/01/2001..............     500,000        518,750
      QUORUM HEALTH GROUP, INC.
       SENIOR SUBORDINATED NOTES
        8.750% 11/01/2005..............   1,000,000      1,035,000
      TENET HEALTHCARE CORP. (144A)
       SENIOR SUBORDINATED NOTES
        8.125% 12/01/2008..............   1,250,000      1,253,125
                                                      ------------
                                                         4,046,250
                                                      ------------
    OTHER (2.0%)
      WESTPOINT STEVENS, INC. (144A)
       SENIOR NOTES
        7.875% 06/15/2005..............   1,000,000      1,007,500
                                                      ------------
    TOTAL CONSUMER STAPLES.............                  6,023,000
                                                      ------------
  ENERGY (6.8%)
    GULF CANADA RESOURCES LTD.
     SENIOR SUBORDINATED DEBENTURES
       9.625% 07/01/2005...............     750,000        817,500
    KELLEY OIL & GAS CORP. SERIES B
     SENIOR SUBORDINATED NOTES
      10.375% 10/15/2006...............     600,000        597,000
    NUEVO ENERGY CO.
     SENIOR SUBORDINATED NOTES
       9.500% 04/15/2006...............     900,000        940,500
    SANTA FE ENERGY RESOURCE, INC.
     SENIOR SUBORDINATED DEBENTURES
      11.000% 05/15/2004...............   1,000,000      1,075,000
                                                      ------------
    TOTAL ENERGY.......................                  3,430,000
                                                      ------------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  ENTERTAINMENT & MEDIA (24.6%)
    ADELPHIA COMMUNICATIONS CORP.
     SERIES B
     SENIOR NOTES
      10.500% 07/15/2004...............  $1,000,000   $  1,092,500
    CINEMARK USA, INC. SERIES B
     SENIOR SUBORDINATED NOTES
      9.625% 08/01/2008................   1,000,000      1,030,000
    COMCAST CORP.
     SENIOR SUBORDINATED DEBENTURES
      9.500% 01/15/2008................   1,000,000      1,067,840
    HERITAGE MEDIA CORP.
     SENIOR SUBORDINATED NOTES
      8.750% 02/15/2006................     750,000        798,750
    HOLLINGER INTERNATIONAL PUBLISHING,
     INC.
     SENIOR NOTES
      8.625% 03/15/2005................   1,000,000      1,045,000
    JACOR COMMUNICATIONS CO. SERIES B
     SENIOR SUBORDINATED NOTES
      8.750% 06/15/2007................   1,000,000      1,040,000
    JONES INTERCABLE, INC.
     SENIOR NOTES
      8.875% 04/01/2007................     700,000        749,000
      7.625% 04/15/2008................     300,000        304,500
    LAMAR ADVERTISING CO.
     SENIOR SUBORDINATED NOTES
      9.625% 12/01/2006................   1,000,000      1,072,500
    LENFEST COMMUNICATIONS, INC.
     SENIOR NOTES
      8.375% 11/01/2005................     750,000        796,875
    OUTDOOR SYSTEMS, INC.
     SENIOR SUBORDINATED NOTES
      9.375% 10/15/2006................     985,000      1,046,562
    SFX BROADCASTING, INC. SERIES B
     SENIOR SUBORDINATED NOTES
      10.750% 05/15/2006...............     750,000        826,875
    SINCLAIR BROADCAST GROUP, INC.
     SENIOR SUBORDINATED NOTES
      8.750% 12/15/2007................     750,000        768,750
    YOUNG BROADCASTING, INC. SERIES B
     SENIOR SUBORDINATED NOTES
      10.125% 02/15/2005...............     750,000        813,750
                                                      ------------
    TOTAL ENTERTAINMENT & MEDIA........                 12,452,902
                                                      ------------

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                                     ------

CORPORATE BONDS (CONTINUED)
                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  TRANSPORTATION (2.7%)
    OTHER (2.7%)
      ALLIED HOLDING, INC. SERIES B
       SENIOR NOTES
        8.625% 10/01/2007..............  $  500,000   $    502,500
      TEEKAY SHIPPING CORP. GTD. 1ST
       PFD. SHIP. MTG. NOTES
        8.320% 02/01/2008..............     850,000        879,750
                                                      ------------
    TOTAL TRANSPORTATION...............                  1,382,250
                                                      ------------
    TOTAL INDUSTRIAL...................                 40,326,553
                                                      ------------
UTILITIES (12.3%)
  ELECTRIC (6.4%)
    AES CORP.
     SENIOR SUBORDINATED NOTES
      10.250% 07/15/2006...............     800,000        868,000
    AES CORP.
     SENIOR SUBORDINATED EXCHANGE NOTES
       8.375% 08/15/2007...............     500,000        505,000
    CALENERGY, INC.
     SENIOR SECURED NOTES
       9.875% 06/30/2003...............     850,000        909,508
    CMS ENERGY CORP. (144A)
     SENIOR UNSECURED NOTES
       7.000% 01/15/2005...............   1,000,000        976,260
                                                      ------------
                                                         3,258,768
                                                      ------------
  TELECOMMUNICATIONS (5.9%)
    FLAG LTD. (144A)
     SENIOR NOTES
       8.250% 01/30/2008...............     750,000        755,625
    LEVEL 3 COMMUNICATIONS, INC. (144A)
     SENIOR NOTES
       9.125% 05/01/2008...............     740,000        719,650
    NEXTLINK COMMUNICATIONS, INC.
     (144A)
     SENIOR DISCOUNT NOTES
       0.000% 04/15/2008...............   1,000,000        615,000
    PAGING NETWORK, INC.
     SENIOR SUBORDINATED NOTES
      10.000% 10/15/2008...............     850,000        877,625
                                                      ------------
                                                         2,967,900
                                                      ------------
    TOTAL UTILITIES....................                  6,226,668
                                                      ------------

                                          PRINCIPAL
                                           AMOUNT       VALUE(1)
                                         -----------  ------------
  YANKEE (1.7%)
    SOVEREIGN-OTHER (1.7%)
      MEXICO-UNITED MEXICAN STATES
          GLOBAL BONDS
           11.375% 09/15/2016..........  $  750,000   $    838,125
                                                      ------------
    TOTAL CORPORATE BONDS
     (COST $46,495,770)................                 47,391,346
                                                      ------------
REPURCHASE AGREEMENTS (5.5%)
  GOLDMAN SACHS CORP.
   5.830% DATED 06/30/1998,
   DUE 07/01/1998 IN THE
   AMOUNT OF $2,658,184.
   COLLATERALIZED BY
   U.S. TREASURY BONDS
   6.250% DUE 08/15/2023...............   2,657,759      2,657,759
  J.P. MORGAN SECURITIES, INC.
   5.830% DATED 06/30/1998,
   DUE 07/01/1998 IN THE
   AMOUNT OF $100,016.
   COLLATERALIZED BY
   U.S. TREASURY NOTES
   5.625% TO 6.750%
   DUE 04/30/2000 TO 12/31/2002........     100,000        100,000
                                                      ------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $2,757,759).................                  2,757,759
                                                      ------------
TOTAL INVESTMENTS (99.3%)
 (COST $49,253,529)....................                 50,149,105
RECEIVABLES LESS LIABILITIES (0.7%)....                    364,536
                                                      ------------
NET ASSETS (100.0%)....................               $ 50,513,641
                                                      ------------
                                                      ------------

(1)  See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                      COLUMBIA         COLUMBIA            COLUMBIA            COLUMBIA
June 30, 1998                                       COMMON STOCK        GROWTH        INTERNATIONAL STOCK       SPECIAL
(Unaudited)                                          FUND, INC.       FUND, INC.          FUND, INC.          FUND, INC.
                                                    -------------   ---------------   -------------------   ---------------
ASSETS:
  Investments at identified cost..................  $703,693,351    $ 1,141,868,701      $109,916,996       $   879,792,156
--------------------------------------------------  -------------   ---------------   -------------------   ---------------
  Investments at value (Notes 1 and 2)............  $892,851,539    $ 1,644,039,384      $146,257,439       $ 1,015,087,183
  Temporary cash investments, at cost (Note 1)....    36,203,710         35,174,019         6,607,564            96,534,452
  Cash............................................                                             42,051
  Cash denominated in foreign currencies (cost
   $116,581) (Note 1).............................                                            113,622
  Receivable for:
    Interest......................................       114,434            110,978            29,175               648,205
    Dividends.....................................       583,556            836,784           275,001               399,100
    Investments sold..............................     5,567,959         21,160,876
    Capital stock sold............................       469,370            878,300           129,583             1,685,752
                                                    -------------   ---------------   -------------------   ---------------
  Total assets....................................   935,790,568      1,702,200,341       153,454,435         1,114,354,692
                                                    -------------   ---------------   -------------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed........................       618,482            584,385           160,082             1,582,362
    Dividends and distributions...................        13,096
    Investments purchased.........................    13,421,332         10,364,027                              14,187,779
    Investment management fee (Note 4)............       440,125            732,391           124,895               767,973
    Accrued expenses..............................        38,108            161,597            75,417               293,265
                                                    -------------   ---------------   -------------------   ---------------
  Total liabilities...............................    14,531,143         11,842,400           360,394            16,831,379
                                                    -------------   ---------------   -------------------   ---------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.......  $921,259,425    $ 1,690,357,941      $153,094,041       $ 1,097,523,313
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
Net assets consist of:
  Undistributed net investment income.............  $  1,855,343    $     4,201,503      $    316,618       $       712,433
  Unrealized appreciation (depreciation) on:
    Investments...................................   189,158,188        502,170,683        36,340,443           135,295,027
    Translation of assets and liabilities in
     foreign currencies...........................                                             (3,403)
  Undistributed net realized gain (loss) from:
    Investments...................................    74,071,710         93,741,519        (2,695,862)          100,474,966
    Foreign currency transactions.................                                           (765,989)
  Capital shares (Note 3).........................                          404,960                                 498,720
  Capital paid in (Note 3)........................   656,174,184      1,089,839,276       119,902,234           860,542,167
                                                    -------------   ---------------   -------------------   ---------------
                                                    $921,259,425    $ 1,690,357,941      $153,094,041       $ 1,097,523,313
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)......    36,284,129         40,496,046         9,882,610            49,871,957
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (1)..................................  $      25.39    $         41.74      $      15.49       $         22.01
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

     The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                                      COLUMBIA
                                                      COLUMBIA       REAL ESTATE      COLUMBIA         COLUMBIA
June 30, 1998                                         SMALL CAP        EQUITY         BALANCED       DAILY INCOME
(Unaudited)                                          FUND, INC.      FUND, INC.      FUND, INC.         COMPANY
                                                    -------------   -------------   -------------   ---------------
ASSETS:
  Investments at identified cost..................  $ 110,018,637   $143,493,863    $ 787,729,778   $ 1,033,953,887
--------------------------------------------------  -------------   -------------   -------------   ---------------
  Investments at value (Notes 1 and 2)............  $ 125,723,561   $160,179,340    $ 919,367,988   $ 1,033,953,887
  Temporary cash investments, at cost (Note 1)....     13,839,162      9,955,170       22,892,921
  Cash............................................                                                          300,000
  Receivable for:
    Interest......................................         61,144         40,248        5,527,848            10,579
    Dividends.....................................         14,245        898,934          314,546
    Investments sold..............................      2,822,041                       4,195,141
    Capital stock sold............................        367,683        515,513          290,590         1,500,184
                                                    -------------   -------------   -------------   ---------------
  Total assets....................................    142,827,836    171,589,205      952,589,034     1,035,764,650
                                                    -------------   -------------   -------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed........................        341,588        174,043        5,200,606         8,679,341
    Dividends and distributions...................                       197,986          107,687
    Investments purchased.........................      3,600,069                       4,936,432
    Investment management fee (Note 4)............        109,449        102,363          380,890           402,836
    Accrued expenses..............................         26,893          2,776          133,032           307,221
                                                    -------------   -------------   -------------   ---------------
  Total liabilities...............................      4,077,999        477,168       10,758,647         9,389,398
                                                    -------------   -------------   -------------   ---------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.......  $ 138,749,837   $171,112,037    $ 941,830,387   $ 1,026,375,252
                                                    -------------   -------------   -------------   ---------------
                                                    -------------   -------------   -------------   ---------------
Net assets consist of:
  Undistributed net investment income (loss)......  $    (418,162)  $     24,098    $   1,171,463
  Unrealized appreciation on investments..........     15,704,924     16,685,477      131,638,210
  Undistributed net realized gain (loss) from
   investments....................................      3,225,275        (51,620)      46,234,624
  Capital shares (Note 3).........................                                                  $     1,026,375
  Capital paid in (Note 3)........................    120,237,800    154,454,082      762,786,090     1,025,348,877
                                                    -------------   -------------   -------------   ---------------
                                                    $ 138,749,837   $171,112,037    $ 941,830,387   $ 1,026,375,252
                                                    -------------   -------------   -------------   ---------------
                                                    -------------   -------------   -------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)......      7,654,930      9,691,686       39,988,071     1,026,375,252
                                                    -------------   -------------   -------------   ---------------
                                                    -------------   -------------   -------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (1)........................................  $       18.13   $      17.66    $       23.55   $          1.00
                                                    -------------   -------------   -------------   ---------------
                                                    -------------   -------------   -------------   ---------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

     The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                    COLUMBIA U.S.   COLUMBIA FIXED
                                                     GOVERNMENT         INCOME             COLUMBIA            COLUMBIA
June 30, 1998                                        SECURITIES       SECURITIES        MUNICIPAL BOND        HIGH YIELD
(Unaudited)                                          FUND, INC.       FUND, INC.          FUND, INC.          FUND, INC.
                                                    -------------   ---------------   -------------------   ---------------
ASSETS:
  Investments at identified cost..................  $ 38,607,933    $  391,858,220       $391,031,923       $    46,495,770
--------------------------------------------------  -------------   ---------------   -------------------   ---------------
  Investments at value (Notes 1 and 2)............  $ 38,667,664    $  401,433,704       $411,722,617       $    47,391,346
  Temporary cash investments, at cost (Note 1)....       563,270        22,473,724          3,743,725             2,757,759
  Receivable for:
    Interest......................................       511,150         4,784,891          5,150,346             1,065,648
    Investments sold..............................                         627,859          4,799,760
    Capital stock sold............................           582           467,862              3,886                10,995
                                                    -------------   ---------------   -------------------   ---------------
  Total assets....................................    39,742,666       429,788,040        425,420,334            51,225,748
                                                    -------------   ---------------   -------------------   ---------------
LIABILITIES:
  Payable for:
    Capital stock redeemed........................       580,092         5,907,520            155,501               134,440
    Dividends and distributions...................         9,929           446,816            336,855                27,996
    Investments purchased.........................                      11,663,175          7,150,498               500,000
    Investment management fee (Note 4)............        16,185           170,402            172,393                24,728
    Accrued expenses..............................        13,524            63,885             22,599                24,943
                                                    -------------   ---------------   -------------------   ---------------
  Total liabilities...............................       619,730        18,251,798          7,837,846               712,107
                                                    -------------   ---------------   -------------------   ---------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.......  $ 39,122,936    $  411,536,242       $417,582,488       $    50,513,641
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
  Net assets consist of:
    Unrealized appreciation on investments........  $     59,731    $    9,575,484       $ 20,690,694       $       895,576
    Undistributed net realized gain (loss) from
     investments..................................      (137,691)        2,069,340          3,008,009               478,663
    Capital shares (Note 3).......................        47,075           305,253            335,559
    Capital paid in (Note 3)......................    39,153,821       399,586,165        393,548,226            49,139,402
                                                    -------------   ---------------   -------------------   ---------------
                                                    $ 39,122,936    $  411,536,242       $417,582,488       $    50,513,641
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)......     4,707,459        30,525,323         33,555,914             5,002,709
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE (1)........................................  $       8.31    $        13.48       $      12.44       $         10.10
                                                    -------------   ---------------   -------------------   ---------------
                                                    -------------   ---------------   -------------------   ---------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

     The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                 COLUMBIA        COLUMBIA           COLUMBIA           COLUMBIA
Six Months Ended June 30, 1998                 COMMON STOCK       GROWTH       INTERNATIONAL STOCK      SPECIAL
(Unaudited)                                     FUND, INC.      FUND, INC.         FUND, INC.         FUND, INC.
                                               -------------   -------------   -------------------   -------------
INVESTMENT INCOME:
  Income:
    Interest.................................  $  1,269,993    $     573,425       $   271,350       $   3,419,259
    Dividends................................     5,264,154        6,639,133         1,331,313           2,835,083
    Foreign taxes withheld (net of
     reclaims)...............................                                         (163,471)
                                               -------------   -------------   -------------------   -------------
      Total income...........................     6,534,147        7,212,558         1,439,192           6,254,342
                                               -------------   -------------   -------------------   -------------
  Expenses:
    Investment management fees (Note 4)......     2,612,332        4,205,452           745,167           4,985,736
    Shareholder servicing costs (Note 4).....       533,242          589,894           210,343             664,367
    Reports to shareholders..................        55,477          100,012            40,111             134,365
    Accounting expense.......................        17,861           15,322            36,533              26,012
    Financial information and
     subscriptions...........................         4,677            7,211             5,950              10,198
    Custodian fees...........................        13,659           20,806            37,809              23,650
    Bank transaction and checking fees.......        12,683           14,340            16,176               6,702
    Registration fees........................        26,582           33,373            11,308              19,828
    Legal, insurance and auditing fees.......        16,040           17,704            15,305              24,916
    Other....................................         3,624            6,520             3,872               6,208
                                               -------------   -------------   -------------------   -------------
      Total expenses.........................     3,296,177        5,010,634         1,122,574           5,901,982
                                               -------------   -------------   -------------------   -------------
  Net investment income (Note 1).............     3,237,970        2,201,924           316,618             352,360
                                               -------------   -------------   -------------------   -------------
REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) FROM INVESTMENT
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments (Note 2) (1).................    73,273,622       92,027,391        (2,665,575)        101,287,000
    Foreign currency transactions (Note 1)...                                         (636,316)
                                               -------------   -------------   -------------------   -------------
      Net realized gain (loss)...............    73,273,622       92,027,391        (3,301,891)        101,287,000
                                               -------------   -------------   -------------------   -------------
  Net unrealized appreciation (depreciation)
   on:
    Investments (Note 1).....................    51,289,077      198,902,661        21,433,318          (2,904,678)
    Translation of assets and liabilities in
     foreign currencies (Note 1).............                                         (127,849)
                                               -------------   -------------   -------------------   -------------
      Net unrealized appreciation
       (depreciation) during the period......    51,289,077      198,902,661        21,305,469          (2,904,678)
                                               -------------   -------------   -------------------   -------------
  Net gain on investment and foreign currency
   transactions (Note 1).....................   124,562,699      290,930,052        18,003,578          98,382,322
                                               -------------   -------------   -------------------   -------------
  Net increase in net assets resulting from
   operations................................  $127,800,669    $ 293,131,976       $18,320,196       $  98,734,682
                                               -------------   -------------   -------------------   -------------
                                               -------------   -------------   -------------------   -------------

(1) The net realized gain for CSF includes $1,283,032 loss from affiliated issuers. (Note 1)

     The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                                          COLUMBIA          COLUMBIA        COLUMBIA
Six Months Ended June 30, 1998                      COLUMBIA SMALL   REAL ESTATE EQUITY     BALANCED      DAILY INCOME
(Unaudited)                                         CAP FUND, INC.       FUND, INC.        FUND, INC.       COMPANY
                                                    --------------   ------------------   -------------   ------------
INVESTMENT INCOME:
  Income:
    Interest......................................   $   247,047        $   305,258       $  14,954,685   $29,554,870
    Dividends.....................................        90,716          3,590,126           2,931,553
                                                    --------------   ------------------   -------------   ------------
      Total income................................       337,763          3,895,384          17,886,238    29,554,870
                                                    --------------   ------------------   -------------   ------------
  Expenses:
    Investment management fees (Note 4)...........       598,044            609,353           2,201,334     2,457,758
    Shareholder servicing costs (Note 4)..........        98,854            108,152             497,599       476,318
    Reports to shareholders.......................        15,948             17,341              65,457       134,595
    Accounting expense............................        13,384             12,952              18,936        31,820
    Financial information and subscriptions.......         1,093              1,331               7,996         8,412
    Custodian fees................................         1,678              2,181              14,008        27,171
    Bank transaction and checking fees............         7,029              4,707              13,952       115,265
    Registration fees.............................        12,539             18,789              29,265        35,390
    Legal, insurance and auditing fees............         6,780              7,576              17,343        30,569
    Other.........................................           576                708               4,028         8,595
                                                    --------------   ------------------   -------------   ------------
      Total expenses..............................       755,925            783,090           2,869,918     3,325,893
                                                    --------------   ------------------   -------------   ------------
  Net investment income (loss) (Note 1)...........      (418,162)         3,112,294          15,016,320    26,228,977
                                                    --------------   ------------------   -------------   ------------
REALIZED GAIN (LOSS) AND UNREALIZED APPRECIATION
 (DEPRECIATION) FROM INVESTMENT TRANSACTIONS:
  Net realized gain (loss) from investments (Note
   2).............................................     3,272,493            (49,757)         45,331,834
  Net unrealized appreciation (depreciation) on
   investments during the period (Note 1).........     6,320,565        (10,431,337)         37,317,852
                                                    --------------   ------------------   -------------
  Net gain (loss) on investments (Note 1).........     9,593,058        (10,481,094)         82,649,686
                                                    --------------   ------------------   -------------   ------------
  Net increase (decrease) in net assets resulting
   from operations................................   $ 9,174,896        $(7,368,800)      $  97,666,006   $26,228,977
                                                    --------------   ------------------   -------------   ------------
                                                    --------------   ------------------   -------------   ------------

    The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                   COLUMBIA U.S.        COLUMBIA FIXED        COLUMBIA       COLUMBIA
Six Months Ended June 30, 1998                 GOVERNMENT SECURITIES   INCOME SECURITIES   MUNICIPAL BOND   HIGH YIELD
(Unaudited)                                         FUND, INC.            FUND, INC.         FUND, INC.     FUND, INC.
                                               ---------------------   -----------------   --------------   -----------
INVESTMENT INCOME:
  Income:
    Interest.................................       $1,043,886            $13,774,192       $10,753,706     $2,005,537
                                                   -----------         -----------------   --------------   -----------
      Total income...........................        1,043,886             13,774,192        10,753,706      2,005,537
                                                   -----------         -----------------   --------------   -----------
  Expenses:
    Investment management fees (Note 4)......           93,480                990,783         1,027,819        139,977
    Shareholder servicing costs (Note 4).....           30,560                162,653            63,566         29,685
    Reports to shareholders..................            5,399                 32,428             9,732          8,629
    Accounting expense.......................           15,512                 16,551            14,838         21,220
    Financial information and
     subscriptions...........................              531                  6,034            15,814          2,140
    Custodian fees...........................              624                  6,320             6,078          1,065
    Bank transaction and checking fees.......              598                  8,331             2,774          2,446
    Registration fees........................            5,882                 15,738             7,903         14,674
    Legal, insurance and auditing fees.......            9,762                 16,443            13,018         12,327
    Other....................................              213                  1,306             1,519            346
                                                   -----------         -----------------   --------------   -----------
      Total expenses.........................          162,561              1,256,587         1,163,061        232,509
                                                   -----------         -----------------   --------------   -----------
  Net investment income (Note 1).............          881,325             12,517,605         9,590,645      1,773,028
                                                   -----------         -----------------   --------------   -----------
REALIZED GAIN (LOSS) AND UNREALIZED
 APPRECIATION (DEPRECIATION) FROM INVESTMENT
 AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from investments
   (Note 2)..................................          111,587              2,061,260         2,706,240        447,950
  Net unrealized depreciation on investments
   during the period (Note 1)................          (31,219)               (24,410)       (3,372,676)      (235,088)
                                                   -----------         -----------------   --------------   -----------
  Net gain (loss) on investments (Note 1)....           80,368              2,036,850          (666,436)       212,862
                                                   -----------         -----------------   --------------   -----------
  Net increase in net assets resulting from
   operations................................       $  961,693            $14,554,455       $ 8,924,209     $1,985,890
                                                   -----------         -----------------   --------------   -----------
                                                   -----------         -----------------   --------------   -----------

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1998              COLUMBIA                        COLUMBIA                        COLUMBIA
(Unaudited) and                           COMMON STOCK                       GROWTH                    INTERNATIONAL STOCK
Year Ended December 31, 1997               FUND, INC.                      FUND, INC.                      FUND, INC.
                                   ---------------------------   -------------------------------   ---------------------------
                                       1998           1997            1998             1997            1998           1997
                                   ------------   ------------   --------------   --------------   ------------   ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income........  $  3,237,970   $  9,354,883   $    2,201,924   $    6,692,676   $    316,618   $    276,986
    Net realized gain (loss)
     from:
      Investments (Note 2).......    73,273,622     61,630,849       92,027,391      150,238,079     (2,665,575)    17,347,526
      Foreign currency
       transactions (Note 1).....                                                                      (636,316)      (286,335)
    Change in net unrealized
     appreciation (depreciation)
     on:
      Investments................    51,289,077     76,981,002      198,902,661      122,000,869     21,433,318     (1,735,993)
      Translation of assets and
       liabilities in foreign
       currencies (Note 1).......                                                                      (127,849)       (67,221)
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase in net assets
     resulting from operations...   127,800,669    147,966,734      293,131,976      278,931,624     18,320,196     15,534,963
  Distributions to shareholders:
    From net investment income...    (2,919,990)    (8,468,207)                       (5,838,423)
    From net realized gain from
     investment transactions.....                  (61,141,619)                     (148,364,649)                  (16,691,558)
  Capital share transactions, net
   (Note 3)......................    12,472,927    168,789,109       72,308,276      136,089,618    (11,506,690)    21,927,539
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase in net assets...   137,353,606    247,146,017      365,440,252      260,818,170      6,813,506     20,770,944

NET ASSETS:
  Beginning of period............   783,905,819    536,759,802    1,324,917,689    1,064,099,519    146,280,535    125,509,591
                                   ------------   ------------   --------------   --------------   ------------   ------------
  End of period (1)..............  $921,259,425   $783,905,819   $1,690,357,941   $1,324,917,689   $153,094,041   $146,280,535
                                   ------------   ------------   --------------   --------------   ------------   ------------
                                   ------------   ------------   --------------   --------------   ------------   ------------
---------------------------------  ------------   ------------   --------------   --------------   ------------   ------------

(1) Includes undistributed net
 investment income of:             $  1,855,343   $  1,537,363   $    4,201,503   $    1,999,579   $    316,618   $    --

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1998              COLUMBIA                        COLUMBIA                        COLUMBIA
(Unaudited) and                              SPECIAL                        SMALL CAP                  REAL ESTATE EQUITY
Year Ended December 31, 1997               FUND, INC.                      FUND, INC.                      FUND, INC.
                                   ---------------------------   -------------------------------   ---------------------------
                                       1998           1997            1998             1997            1998           1997
                                   ------------   ------------   --------------   --------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS:
  Operations:
    Net investment income
     (loss)......................  $    352,360   $    531,773   $     (418,162)  $     (443,585)  $  3,112,294   $  5,578,378
    Net realized gain (loss) from
     investments (Note 2)........   101,287,000    122,678,842        3,272,493        4,931,098        (49,757)     3,597,873
    Change in net unrealized
     appreciation (depreciation)
     on investments..............    (2,904,678)    49,916,627        6,320,565        7,895,606    (10,431,337)    16,211,982
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase (decrease) in
     net assets resulting from
     operations..................    98,734,682    173,127,242        9,174,896       12,383,119     (7,368,800)    25,388,233
  Distributions to shareholders:
    From net investment income...                                                                    (3,088,196)**   (4,230,674)
    From net realized gain from
     investment transactions.....                 (122,678,842)                       (4,258,935)                   (3,597,873)
    In excess of net realized
     gain from investment
     transactions................                     (154,157)*                                                      (243,742)*
    From tax return of capital...                                                                                   (1,252,467)
  Capital share transactions, net
   (Note 3)......................  (250,929,166)  (385,860,660)      33,143,632       67,245,755     30,014,593     67,417,742
                                   ------------   ------------   --------------   --------------   ------------   ------------
    Net increase (decrease) in
     net assets..................  (152,194,484)  (335,566,417)      42,318,528       75,369,939     19,557,597     83,481,219

NET ASSETS:
  Beginning of period............  1,249,717,797  1,585,284,214      96,431,309       21,061,370    151,554,440     68,073,221
                                   ------------   ------------   --------------   --------------   ------------   ------------
  End of period (1)..............  $1,097,523,313 $1,249,717,797 $  138,749,837   $   96,431,309   $171,112,037   $151,554,440
                                   ------------   ------------   --------------   --------------   ------------   ------------
                                   ------------   ------------   --------------   --------------   ------------   ------------
---------------------------------
                                   ------------   ------------   --------------   --------------   ------------   ------------
(1) Includes undistributed net
 investment income (loss) of:      $    712,433   $    360,073   $     (418,162)  $     --         $     24,098   $    --

  * On a tax basis, there was no return of capital.
 ** On a tax basis, a portion of the distributions to shareholders from net investment income may consist of return of capital. The Fund will mail to its shareholders annually a summary of the federal income tax status of the Fund's distributions for the preceeding year.

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1998                   COLUMBIA                      COLUMBIA                     COLUMBIA
(Unaudited) and                                  BALANCED                    DAILY INCOME               U.S. GOVERNMENT
Year Ended December 31, 1997                    FUND, INC.                     COMPANY               SECURITIES FUND, INC.
                                        --------------------------  ------------------------------  ------------------------
                                            1998          1997           1998            1997          1998         1997
                                        ------------  ------------  --------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income.............  $ 15,016,320  $ 29,022,353  $   26,228,977  $   44,915,266  $   881,325  $ 1,946,052
    Net realized gain from investments
     (Note 2).........................    45,331,834    62,144,958                                      111,587      147,024
    Change in net unrealized
     appreciation (depreciation) on
     investments......................    37,317,852    38,270,990                                      (31,219)      63,763
                                        ------------  ------------  --------------  --------------  -----------  -----------
    Net increase in net assets
     resulting from operations........    97,666,006   129,438,301      26,228,977      44,915,266      961,693    2,156,839
  Distributions to shareholders:
    From net investment income........   (14,602,894)  (28,593,156)    (26,228,977)    (44,915,266)    (881,325)  (1,946,052)
    From net realized gain from
     investment transactions..........                 (61,376,451)
  Capital share transactions, net
   (Note 3)...........................    66,389,019    80,316,642    (142,720,316)    279,295,599    1,205,893   (3,150,453)
                                        ------------  ------------  --------------  --------------  -----------  -----------
    Net increase (decrease) in net
     assets...........................   149,452,131   119,785,336    (142,720,316)    279,295,599    1,286,261   (2,939,666)

NET ASSETS:
  Beginning of period.................   792,378,256   672,592,920   1,169,095,568     889,799,969   37,836,675   40,776,341
                                        ------------  ------------  --------------  --------------  -----------  -----------
  End of period.......................  $941,830,387  $792,378,256  $1,026,375,252  $1,169,095,568  $39,122,936  $37,836,675
                                        ------------  ------------  --------------  --------------  -----------  -----------
                                        ------------  ------------  --------------  --------------  -----------  -----------
--------------------------------------
                                        ------------  ------------  --------------  --------------  -----------  -----------
(1) Includes undistributed net
 investment income of:                  $  1,171,463  $    758,037

    The accompanying notes are an integral part of the financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1998                   COLUMBIA                      COLUMBIA                     COLUMBIA
(Unaudited) and                          FIXED INCOME SECURITIES            MUNICIPAL BOND                 HIGH YIELD
Year Ended December 31, 1997                    FUND, INC.                    FUND, INC.                   FUND, INC.
                                        --------------------------  ------------------------------  ------------------------
                                            1998          1997           1998            1997          1998         1997
                                        ------------  ------------  --------------  --------------  -----------  -----------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income.............  $ 12,517,604  $ 23,438,026  $    9,590,645  $   19,046,726  $ 1,773,028  $ 2,832,822
    Net realized gain from investments
     (Note 2).........................     2,061,260     2,758,117       2,706,240       2,429,586      447,950    1,148,575
    Change in net unrealized
     appreciation (depreciation) on
     investments......................       (24,410)    7,594,450      (3,372,676)     10,155,954     (235,088)     279,884
                                        ------------  ------------  --------------  --------------  -----------  -----------
    Net increase in net assets
     resulting from operations........    14,554,454    33,790,593       8,924,209      31,632,266    1,985,890    4,261,281
  Distributions to shareholders:
    From net investment income........   (12,517,604)  (23,438,026)     (9,590,645)    (19,046,726)  (1,773,028)  (2,832,822)
    In excess of net investment
     income...........................                                                      (4,724)*
    From net realized gain from
     investment transactions..........                    (847,470)                     (2,276,966)               (1,136,542)
  Capital share transactions, net
   (Note 3)...........................    28,166,638    15,406,761       9,100,749      23,176,895   11,022,370   10,168,259
                                        ------------  ------------  --------------  --------------  -----------  -----------
    Net increase in net assets........    30,203,488    24,911,858       8,434,313      33,480,745   11,235,232   10,460,176

NET ASSETS:
  Beginning of period.................   381,332,754   356,420,896     409,148,175     375,667,430   39,278,409   28,818,233
                                        ------------  ------------  --------------  --------------  -----------  -----------
  End of period.......................  $411,536,242  $381,332,754  $  417,582,488  $  409,148,175  $50,513,641  $39,278,409
                                        ------------  ------------  --------------  --------------  -----------  -----------
                                        ------------  ------------  --------------  --------------  -----------  -----------

 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES: --

The Columbia Funds (the Funds) consist of Columbia Common Stock Fund, Inc.
(CCSF), Columbia Growth Fund, Inc. (CGF), Columbia International Stock Fund, Inc. (CISF), Columbia Special Fund, Inc. (CSF), Columbia Small Cap Fund, Inc.
(CSCF), Columbia Real Estate Equity Fund, Inc. (CREF), Columbia Balanced Fund, Inc. (CBF), Columbia Daily Income Company (CDIC), Columbia U.S. Government Securities Fund, Inc. (CUSG), Columbia Fixed Income Securities Fund, Inc.
(CFIS), Columbia Municipal Bond Fund, Inc. (CMBF), and Columbia High Yield Fund, Inc. (CHYF). All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except CMBF, which is non-diversified. The policies described below are consistently followed by the Funds in the preparation of their financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION. The values of CCSF, CGF, CISF, CSF, CSCF, CREF and CBF equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

CDIC investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CDIC, specifically so authorized by its Directors. These values are based on cost adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be considered.

CBF, CUSG, CFIS, CMBF and CHYF fixed income investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CBF, CUSG, CFIS, CMBF and CHYF, specifically so authorized by their Directors. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values for CBF, CUSG, CFIS and CHYF fixed income investments are based on the average of bid and ask prices and market value for CMBF is based on bid prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities or is held under common control. CSF had investments in such affiliated issuers at June 30, 1998 as follows:


                                                                                                                 DIVIDEND INCOME
                                   BALANCE OF                                    BALANCE OF                        JANUARY 1,
                                  SHARES HELD         GROSS        GROSS        SHARES HELD          VALUE            1998-
                                  DECEMBER 31,     PURCHASES &    SALES &         JUNE 30,         JUNE 30,         JUNE 30,
NAME OF ISSUER                        1997          ADDITIONS    REDUCTIONS         1998             1998             1998
------------------------------  ----------------   -----------   ----------   ----------------   -------------   ---------------
Columbia Special Fund (a)
AnnTaylor Stores Corp.........    1,240,000           160,000                    1,400,000       $  29,662,500
Celadon Group, Inc............      500,000                                        500,000           9,500,000
Crown Craft, Inc..............           --           544,800                      544,800           8,376,300      $ 15,000
Gadzooks, Inc.................      700,000            10,000                      710,000          19,569,375
Integrated Measurement Syst...      300,000                         300,000             --
Osmonics, Inc.................      869,000           108,300                      977,300          11,666,519
Resmed, Inc...................      500,000             5,000                      505,000          23,009,063
Schnitzer Steel Industries....      550,000                         550,000             --
Vans, Inc.....................      860,000            15,000        60,000        815,000           7,895,313
Columbia Balanced Fund (b)
Fleet Mortgage Group, Inc.....      550,000                         550,000             --
                                                                                                 -------------       -------
    Total Affiliated Issuers..................................................................   $ 109,679,070      $ 15,000
                                                                                                 -------------       -------
                                                                                                 -------------       -------

  (a) Fund holds 5% or more of that issuer's outstanding shares. During the period CSF held 800,000 shares of Abercrombie & Fitch Co. This was more than 5% of that issuer's outstanding shares, until May 1998, when additional shares were issued. At that point Abercrombie & Fitch Co. was no longer considered an affiliate of CSF, since less than 5% of outstanding shares were held.

  (b)  Fund held an investment under common control. (Note 4)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. CISF enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. CISF could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized loss arising from forward contracts amounted to $614,553 and are included in net realized loss from foreign currency transactions. CISF had no outstanding forward contracts on June 30, 1998.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

FOREIGN CURRENCY TRANSLATIONS. The books and records of CISF are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

 (i) market value of investment securities, other assets, and liabilities at the daily rates of exchange on the valuation date, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

CISF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on CISF's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

INTEREST AND DIVIDEND INCOME. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. The majority of dividend income recorded by CREF is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consist of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income.

SHAREHOLDER DISTRIBUTIONS. CCSF, CREF and CBF distribute net investment income quarterly and any net realized gains from investment transactions annually. CGF, CISF, CSF and CSCF distribute net investment income and any net realized gains annually. CDIC distributes its net investment income daily - including any realized investment gains or losses. CUSG, CFIS, CMBF and CHYF distribute their net investment income monthly and any net realized gains annually. Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and return of capital received from REITS.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES. The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                   -- 1. SIGNIFICANT ACCOUNTING POLICIES, --
                                   CONTINUED

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

CHYF invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At June 30, 1998, 42% of the Fund's debt securities were rated Ba and 58% were rated B by Moody's Investor Services, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                        -- 2. INVESTMENT TRANSACTIONS --

Aggregate purchases, sales and maturities, net realized gain (loss) and unrealized appreciation (depreciation) of investments, including temporary cash investments for CDIC and excluding temporary cash investments for all other Funds, as of and for the period ended June 30, 1998, were as follows:

                                         COLUMBIA            COLUMBIA            COLUMBIA             COLUMBIA
                                       COMMON STOCK           GROWTH        INTERNATIONAL STOCK       SPECIAL
                                     FUND, INC. (CCSF)   FUND, INC. (CGF)    FUND, INC. (CISF)    FUND, INC. (CSF)
                                     -----------------   ----------------   -------------------   ----------------
PURCHASES:
  Investment securities other than
   U.S. Government obligations.....    $687,552,683       $  895,797,540       $ 61,338,398        $  767,338,059
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
SALES AND MATURITIES:
  Investment securities other than
   U.S. Government obligations.....    $648,216,660       $  844,518,395       $ 64,108,730        $1,069,218,036
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
NET REALIZED GAIN (LOSS):
  Investment securities other than
   U.S. Government obligations.....    $ 73,273,622       $   92,027,391       $ (2,665,575)       $  101,287,000
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) AS OF JUNE 30,
 1998:
  Appreciation.....................    $197,830,716       $  512,747,036       $ 44,559,590        $  196,292,355
  Depreciation.....................      (8,672,528)         (10,576,353)        (8,219,147)          (60,997,328)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $189,158,188       $  502,170,683       $ 36,340,443        $  135,295,027
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
UNREALIZED APPRECIATION
 (DEPRECIATION) FOR FEDERAL INCOME
 TAX PURPOSES AS OF JUNE 30, 1998:
  Appreciation.....................    $197,683,927       $  512,620,917       $ 44,550,371        $  195,879,854
  Depreciation.....................      (8,693,770)         (10,576,353)        (8,484,910)          (61,968,222)
                                     -----------------   ----------------   -------------------   ----------------
    Net unrealized appreciation....    $188,990,157       $  502,044,564       $ 36,065,461        $  133,911,632
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------
For federal income tax purposes,
 the cost of investments owned at
 June 30, 1998.....................    $703,861,382       $1,141,994,820       $110,191,978        $  881,175,551
                                     -----------------   ----------------   -------------------   ----------------
                                     -----------------   ----------------   -------------------   ----------------

The net realized gain for CGF and CSF includes proceeds of $86,468 and $134,882, respectively, from shareholder class action suits related to securities held by those Funds.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                                                  COLUMBIA
                                              COLUMBIA           REAL ESTATE          COLUMBIA          COLUMBIA
                                              SMALL CAP       EQUITY FUND, INC.       BALANCED        DAILY INCOME
                                          FUND, INC. (CSCF)        (CREF)         FUND, INC. (CBF)   COMPANY (CDIC)
                                          -----------------   -----------------   ----------------   ---------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............    $111,229,388        $ 39,134,752       $  402,069,573    $5,507,507,755
  U.S. Government obligations...........                                              236,382,774
                                          -----------------   -----------------   ----------------   ---------------
    Total purchases.....................    $111,229,388        $ 39,134,752       $  638,452,347    $5,507,507,755
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............    $ 88,436,946        $  8,636,075       $  284,796,612    $5,647,302,799
  U.S. Government obligations...........                                              298,645,677
                                          -----------------   -----------------   ----------------   ---------------
    Total sales and maturities..........    $ 88,436,946        $  8,636,075       $  583,442,289    $5,647,302,799
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------
NET REALIZED GAIN (LOSS):
  Investment securities other than U.S.
   Government obligations...............    $  3,272,493        $    (49,757)      $   45,608,554
  U.S. Government obligations...........                                                 (276,720)
                                          -----------------   -----------------   ----------------
    Total net realized gain (loss)......    $  3,272,493        $    (49,757)      $   45,331,834
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF JUNE 30, 1998:...................
  Appreciation..........................    $ 21,269,542        $ 19,031,410       $  137,424,943
  Depreciation..........................      (5,564,618)         (2,345,933)          (5,786,733)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........    $ 15,704,924        $ 16,685,477       $  131,638,210
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 JUNE 30, 1998:
  Appreciation..........................    $ 21,269,542        $ 21,060,159       $  137,323,540
  Depreciation..........................      (5,613,266)         (2,340,209)          (5,816,063)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........    $ 15,656,276        $ 18,719,950       $  131,507,477
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
For federal income tax purposes, the
 cost of investments owned at June 30,
 1998...................................    $110,067,285        $141,459,390       $  787,860,511    $1,033,953,887
                                          -----------------   -----------------   ----------------   ---------------
                                          -----------------   -----------------   ----------------   ---------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --


                                              COLUMBIA U.S.        COLUMBIA FIXED         COLUMBIA            COLUMBIA
                                          GOVERNMENT SECURITIES   INCOME SECURITIES    MUNICIPAL BOND        HIGH YIELD
                                            FUND, INC. (CUSG)     FUND, INC. (CFIS)   FUND, INC. (CMBF)   FUND, INC. (CHYF)
                                          ---------------------   -----------------   -----------------   -----------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............                            $ 70,487,779        $ 52,308,325         $29,515,204
  U.S. Government obligations...........       $30,561,662           161,566,965
                                          ---------------------   -----------------   -----------------   -----------------
    Total purchases.....................       $30,561,662          $232,054,744        $ 52,308,325         $29,515,204
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............                            $ 44,935,895        $ 37,823,691         $17,504,679
  U.S. Government obligations...........       $29,048,341           149,463,131
                                          ---------------------   -----------------   -----------------   -----------------
    Total sales and maturities..........       $29,048,341          $194,399,026        $ 37,823,691         $17,504,679
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
NET REALIZED GAIN:
  Investment securities other than U.S.
   Government obligations...............                            $    576,904        $  2,706,240         $   447,950
  U.S. Government obligations...........       $   111,587             1,484,356
                                          ---------------------   -----------------   -----------------   -----------------
    Total net realized gain.............       $   111,587          $  2,061,260        $  2,706,240         $   447,950
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF JUNE 30, 1998:
  Appreciation..........................       $    83,582          $ 10,069,762        $ 20,851,215         $ 1,097,580
  Depreciation..........................           (23,851)             (494,278)           (160,521)           (202,004)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation.........       $    59,731          $  9,575,484        $ 20,690,694         $   895,576
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 JUNE 30, 1998:
  Appreciation..........................       $    76,723          $ 10,045,300        $ 20,842,272         $ 1,097,580
  Depreciation..........................           (23,851)             (494,278)           (160,521)           (202,729)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation.........       $    52,872          $  9,551,022        $ 20,681,751         $   894,851
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
For federal income tax purposes, the
 cost of investments owned at June 30,
 1998...................................       $38,614,792          $391,882,682        $391,040,866         $46,496,495
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             -- 3. CAPITAL STOCK --


                                            COLUMBIA                         COLUMBIA                         COLUMBIA
                                          COMMON STOCK                        GROWTH                     INTERNATIONAL STOCK
                                        FUND, INC. (CCSF)                FUND, INC. (CGF)                 FUND, INC. (CISF)
                                  -----------------------------   -------------------------------   -----------------------------
                                      1998            1997             1998             1997            1998            1997
                                  -------------   -------------   --------------   --------------   -------------   -------------
SHARES:
  Shares sold...................      7,399,015      12,609,458        6,492,273        9,453,209       2,897,301       6,414,910
  Shares issued for reinvestment
   of dividends.................        116,410       3,039,307                         4,230,608                       1,146,267
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                      7,515,425      15,648,765        6,492,273       13,683,817       2,897,301       7,561,177
  Less shares redeemed..........     (6,834,619)     (7,908,821)      (4,577,065)      (9,715,431)     (3,689,151)     (5,939,634)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase (decrease) in
   shares.......................        680,806       7,739,944        1,915,208        3,968,386        (791,850)      1,621,543
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                  -------------   -------------   --------------   --------------   -------------   -------------
AMOUNTS:
  Sales.........................  $ 171,971,507   $ 277,332,028   $  246,733,324   $  329,861,186   $  42,078,095   $  98,515,375
  Reinvestment of dividends.....      2,886,723      66,961,124                       145,279,077                      15,703,862
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                    174,858,230     344,293,152      246,733,324      475,140,263      42,078,095     114,219,237
  Less redemptions..............   (162,385,303)   (175,504,043)    (174,425,048)    (339,050,645)    (53,584,785)    (92,291,698)
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Net increase (decrease).......  $  12,472,927   $ 168,789,109   $   72,308,276   $  136,089,618   $ (11,506,690)  $  21,927,539
                                  -------------   -------------   --------------   --------------   -------------   -------------
                                  -------------   -------------   --------------   --------------   -------------   -------------
  Capital stock authorized
   (shares).....................    100,000,000                      100,000,000                      100,000,000
  Par Value.....................         no par                   $          .01                           no par

                                                COLUMBIA                         COLUMBIA                       COLUMBIA
                                                 SPECIAL                        SMALL CAP                  REAL ESTATE EQUITY
                                            FUND, INC. (CSF)                FUND, INC. (CSCF)               FUND, INC. (CREF)
                                     -------------------------------   ----------------------------   -----------------------------
                                          1998             1997            1998            1997           1998            1997
                                     --------------   --------------   -------------   ------------   -------------   -------------
SHARES:
  Shares sold......................       8,369,150       17,301,738       4,024,881      6,092,245       4,504,332       9,713,082
  Shares issued for reinvestment of
   dividends.......................                        5,787,116                        229,093         154,401         444,904
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                          8,369,150       23,088,854       4,024,881      6,321,338       4,658,733      10,157,986
  Less shares redeemed.............     (20,168,961)     (41,278,382)     (2,162,921)    (2,149,149)     (3,029,953)     (6,308,136)
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Net increase (decrease) in
   shares..........................     (11,799,811)     (18,189,528)      1,861,960      4,172,189       1,628,780       3,849,850
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                     --------------   --------------   -------------   ------------   -------------   -------------
AMOUNTS:
  Sales............................  $  176,063,560   $  365,659,534   $  71,148,400   $ 97,707,061   $  82,772,333   $ 168,764,062
  Reinvestment of dividends........                      117,246,979                      3,814,406       2,790,016       8,209,513
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                        176,063,560      482,906,513      71,148,400    101,521,467      85,562,349     176,973,575
  Less redemptions.................    (426,992,726)    (868,767,173)    (38,004,768)   (34,275,712)    (55,547,756)   (109,555,833)
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Net increase (decrease)..........  $ (250,929,166)  $ (385,860,660)  $  33,143,632   $ 67,245,755   $  30,014,593   $  67,417,742
                                     --------------   --------------   -------------   ------------   -------------   -------------
                                     --------------   --------------   -------------   ------------   -------------   -------------
  Capital stock authorized
   (shares)........................     100,000,000                      100,000,000                    100,000,000
  Par Value........................  $          .01                           no par                         no par

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       -- 3. CAPITAL STOCK, CONTINUED --

                                            COLUMBIA                          COLUMBIA                       COLUMBIA U.S.
                                            BALANCED                        DAILY INCOME                 GOVERNMENT SECURITIES
                                        FUND, INC. (CBF)                   COMPANY (CDIC)                  FUND, INC. (CUSG)
                                  -----------------------------   ---------------------------------   ---------------------------
                                      1998            1997             1998              1997             1998           1997
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
SHARES:
  Shares sold...................      6,732,881      11,631,390       836,158,670     1,948,660,105      1,093,935      1,678,641
  Shares issued for reinvestment
   of dividends.................        619,037       4,143,787        26,214,054        44,892,534         98,828        214,917
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                      7,351,918      15,775,177       862,372,724     1,993,552,639      1,192,763      1,893,558
  Less shares redeemed..........     (4,363,468)    (11,880,698)   (1,005,093,040)   (1,714,257,040)    (1,047,159)    (2,278,311)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Net increase (decrease) in
   shares.......................      2,988,450       3,894,479      (142,720,316)      279,295,599        145,604       (384,753)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
AMOUNTS:
  Sales.........................  $ 151,124,317   $ 255,961,711   $   836,158,670   $ 1,948,660,105   $  9,088,819   $ 13,843,228
  Reinvestment of dividends.....     14,394,131      89,309,106        26,214,054        44,892,534        821,136      1,771,509
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                    165,518,448     345,270,817       862,372,724     1,993,552,639      9,909,955     15,614,737
  Less redemptions..............    (99,129,429)   (264,954,175)   (1,005,093,040)   (1,714,257,040)    (8,704,062)   (18,765,190)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Net increase (decrease).......  $  66,389,019   $  80,316,642   $  (142,720,316)  $   279,295,599   $  1,205,893   $ (3,150,453)
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
                                  -------------   -------------   ---------------   ---------------   ------------   ------------
  Capital stock authorized
   (shares).....................    100,000,000                     2,000,000,000                      100,000,000
  Par Value.....................         no par                   $          .001                     $        .01


                                            COLUMBIA FIXED                     COLUMBIA                        COLUMBIA
                                           INCOME SECURITIES                MUNICIPAL BOND                    HIGH YIELD
                                           FUND, INC. (CFIS)               FUND, INC. (CMBF)               FUND, INC. (CHYF)
                                     -----------------------------   -----------------------------   -----------------------------
                                         1998            1997            1998            1997            1998            1997
                                     -------------   -------------   -------------   -------------   -------------   -------------
SHARES:
  Shares sold......................      5,828,012       8,909,289       4,797,289       6,372,612       2,022,726       2,127,208
  Shares issued for reinvestment of
   dividends.......................        730,284       1,456,925         606,952       1,369,697         157,720         342,994
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                         6,558,296      10,366,214       5,404,241       7,742,309       2,180,446       2,470,202
  Less shares redeemed.............     (4,460,413)     (9,188,186)     (4,668,493)     (5,853,872)     (1,090,969)     (1,457,004)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net increase in shares...........      2,097,883       1,178,028         735,748       1,888,437       1,089,477       1,013,198
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
AMOUNTS:
  Sales............................  $  78,355,249   $ 117,209,758   $  59,726,584   $  77,959,329   $  20,465,173   $  21,499,878
  Reinvestment of dividends........      9,810,072      19,185,059       7,553,466      16,813,005       1,596,362       3,460,890
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                        88,165,321     136,394,817      67,280,050      94,772,334      22,061,535      24,960,768
  Less redemptions.................    (59,998,683)   (120,988,056)    (58,179,301)    (71,595,439)    (11,039,165)    (14,792,509)
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net increase.....................  $  28,166,638   $  15,406,761   $   9,100,749   $  23,176,895   $  11,022,370   $  10,168,259
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Capital stock authorized
   (shares)........................    200,000,000                     100,000,000                     100,000,000
  Par Value........................  $         .01                   $         .01                          no par

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES --

                                                                                                          COLUMBIA
                                              COLUMBIA             COLUMBIA              COLUMBIA         SPECIAL
                                            COMMON STOCK            GROWTH          INTERNATIONAL STOCK  FUND, INC.
                                          FUND, INC. (CCSF)    FUND, INC. (CGF)      FUND, INC. (CISF)     (CSF)
                                          -----------------  ---------------------  -------------------  ----------
Investment management fees incurred.....     $2,612,332           $4,205,452             $745,167        $4,985,736
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................     0.60 of 1%          0.75 of 1% to              1%             1% to
                                                              $200,000,000 daily                         $500,000,000
                                                              net assets; .625 of                        daily net
                                                                  1% between                              assets;
                                                               $200,000,000 and                          0.75 of 1%
                                                               $500,000,000; and                         in excess
                                                                  0.50 of 1%                                 of
                                                                 in excess of                            $500,000,000
                                                                 $500,000,000

Transfer agent fee (included in
 shareholder servicing costs)...........      $267,543             $515,893              $175,697         $457,790
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................       $4,345               $7,800                 $743            $5,327

                                              COLUMBIA            COLUMBIA           COLUMBIA            COLUMBIA
                                              SMALL CAP      REAL ESTATE EQUITY      BALANCED          DAILY INCOME
                                          FUND, INC. (CSCF)  FUND, INC. (CREF)   FUND, INC. (CBF)     COMPANY (CDIC)
                                          -----------------  ------------------  ----------------  ---------------------
Investment management fees incurred.....      $598,044            $609,353          $2,201,334          $2,457,758
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................         1%              0.75 of 1%         0.50 of 1%         0.50 of 1% to
                                                                                                    $500,000,000 daily
                                                                                                    net assets; 0.45 of
                                                                                                        1% between
                                                                                                     $500,000,000 and
                                                                                                    $1,000,000,000; and
                                                                                                   0.40 of 1% in excess
                                                                                                     of $1,000,000,000
Transfer agent fee (included in
 shareholder servicing costs)...........       $91,895            $99,500            $301,237            $358,355
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................        $623                $791              $4,416              $5,044
Value of investments held at June
 30,1998 by:
  Columbia Management Co................                                                                $23,537,387
  Columbia Funds Management Company.....                                                                $12,143,005

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES, CONTINUED --

                                              COLUMBIA U.S.       COLUMBIA FIXED        COLUMBIA           COLUMBIA
                                          GOVERNMENT SECURITIES  INCOME SECURITIES   MUNICIPAL BOND       HIGH YIELD
                                            FUND, INC. (CUSG)    FUND, INC. (CFIS)  FUND, INC. (CMBF)  FUND, INC. (CHYF)
                                          ---------------------  -----------------  -----------------  -----------------
Investment management fees incurred.....         $93,480             $990,783          $1,027,819          $139,977
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................       0.50 of 1%           0.50 of 1%         0.50 of 1%         0.60 of 1%
Transfer agent fee (included in
 shareholder servicing costs)                    $24,350             $137,803            $61,143            $26,532
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................          $191                $1,966             $2,016              $241
Value of investments held at June
 30,1998 by:
  Columbia Management Co................                            $1,053,342         $6,629,541
  Columbia Funds Management Company.....                             $249,432          $1,825,017

The investment advisor of the Funds is Columbia Funds Management Company (CFMC). The transfer agent for the Funds is Columbia Trust Company (CTC). The transfer agent is compensated based on a per account fee.

CFMC, CTC and Columbia Management Co. (CMC), an affiliated company, are indirect wholly owned subsidiaries of Fleet Financial Group, Inc. (Fleet), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956. Pursuant to federal banking regulations, no officers or directors of the Funds are officers or directors of CFMC, CTC or CMC. J. Jerry Inskeep, Jr., an officer and director of the Funds, is affiliated with Fleet, but receives no compensation or other payment from the Funds.

The contracts for investment advisory and transfer agent services must be renewed annually by a majority vote of the Funds' shareholders or by the directors of the Funds. At June 30, 1998, CCSF had investments in securities of U.S. Bancorp, which provides custodial services for the Fund.

                                     NOTES

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL ENTITY; ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK; AND INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                          [LOGO]


                       COLUMBIA FUNDS
      -- 1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201 --


                       -- DIRECTORS --
                ---------------------------------
                       JAMES C. GEORGE
                    J. JERRY INSKEEP, JR.
                     THOMAS R. MACKENZIE
                     RICHARD L. WOOLWORTH

                    -- INVESTMENT ADVISOR --
                ---------------------------------
                COLUMBIA FUNDS MANAGEMENT COMPANY
                     1300 S.W. SIXTH AVENUE
                     PORTLAND, OREGON 97201

                      -- LEGAL COUNSEL --
                ---------------------------------
                        STOEL RIVES LLP
                900 S.W. FIFTH AVENUE, SUITE 2300
                     PORTLAND, OREGON 97204

                        -- AUDITORS --
                ---------------------------------
                   PRICEWATERHOUSECOOPERS LLP
               1300 S.W. FIFTH AVENUE, SUITE 3100
                     PORTLAND, OREGON 97201

                      -- TRANSFER AGENT --
                ---------------------------------
                     COLUMBIA TRUST COMPANY
                     1301 S.W. FIFTH AVENUE
                     PORTLAND, OREGON 97201



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